UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31, 2017

Date of Reporting Period: October 31, 2017

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Annual Report

October 31, 2017

The performance for the portfolios shown on pages 2 to 4 and 6 to 24 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.

An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

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THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS

PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2017. Domestic equity markets were very strong during the fiscal year ended October 31, 2017, surging to new highs. This was fueled by President Trump’s election which resulted in anticipation of business friendly regulatory, tax and fiscal policies. Global equity returns were also robust as the global expansion continued in developed and emerging market countries. The U.S. Government yield curve flattened significantly as a result of three increases in the Fed Funds target. Money market fund yields also rose because of the increase in the Fed Funds target.

At the fiscal year end on October 31, 2017, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively, the “Glenmede Funds”) consisted of nineteen portfolios with total assets of $13.1 billion. During the fiscal year, one new portfolio was launched: The Glenmede Equity Income Portfolio.

This fiscal year ended October 31, 2017 showed very positive returns across domestic equity asset classes in response to improving growth in the U.S. economy and the “Trump effect.” The S&P 500 Index1 gained 23.63%. Small cap stocks did even better than large cap stocks with the Russell 2000® Index1 returning 27.85% versus a return of 23.67% on the Russell 1000® Index1 for the fiscal year ended October 31, 2017. The MSCI EAFE Index1 performed as well as domestic stocks for the fiscal year, gaining 23.44%. Short term interest rates increased more than longer rates flattening the curve as the Fed Funds Target range rose to 1.00% - 1.25%. One year maturity treasuries rose 78 basis points3 and 30 year treasury yields rose only 30 basis points3. The Bloomberg Barclays Capital U.S. Aggregate Bond Index1 gained 0.90% and the Bloomberg Barclays Capital Municipal 1-10 Year Blend Index1 gained 1.67% for the fiscal year ended October 31, 2017.

The Glenmede Large Cap Core Portfolio (Advisor Class and Institutional Class) achieved a five star («««««) Overall Morningstar RatingTM2 among 1,214 Large Blend Equity Funds for the period ended October 31, 2017 (based on risk adjusted returns). The Glenmede Secured Options Portfolio (Advisor Class and Institutional Class) achieved a five star («««««) Overall Morningstar RatingTM2 among 77 Option Writing Funds for the period ended October 31, 2017 (based on risk adjusted returns). The Glenmede Large Cap Growth Portfolio (Advisor Class) achieved a four star (««««) Overall Morningstar RatingTM2 among 1,233 Large Growth Equity Funds for the period ended October 31, 2017 (based on risk adjusted returns). The Glenmede Large Cap Value Portfolio achieved a four star (««««) Overall Morningstar RatingTM2 among 1,102 Large Value Equity Funds for the period ended October 31, 2017 (based on risk adjusted returns). The Glenmede Small Cap Equity Portfolio (Advisor Class and Institutional Class) achieved a four star (««««) Overall Morningstar RatingTM2 among 655 U.S. Domiciled Small Blend Equity Funds for the period ended October 31, 2017 (based on risk adjusted returns). The Glenmede Strategic Equity Portfolio achieved a four star (««««) Overall Morningstar RatingTM2 among 1,214 U.S. Domiciled Large Blend Equity Funds for the period ended October 31, 2017 (based on risk adjusted returns). The Glenmede Total Market Portfolio achieved a four star (««««) Overall Morningstar RatingTM2 among 373 U.S. Domiciled Mid Cap Value Equity Funds for the period ended October 31, 2017 (based on risk adjusted returns).

The Glenmede Muni Intermediate Portfolio and Core Fixed Income Portfolio have a high quality bias. The Muni Intermediate Portfolio achieved a four star (««««) Overall Morningstar RatingTM2 among 171 Muni National Short Funds for the period ended October 31, 2017 (based on risk-adjusted returns). The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metric.

We have featured the new Equity Income Portfolio and the Large Cap Value Portfolio and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our shareholders for their continued support.

Sincerely,

Mary Ann B. Wirts

President

December 7, 2017

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Past performance is no guarantee of future results.

Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio and Mid Cap Equity Portfolio invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio and the Global Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the Issuer’s region. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The High Yield Municipal Portfolio invests in “Junk Bonds” which are securities rated below investment grade and are high risk investments that have greater credit risk, are less liquid and have more volatile prices than investment grade bonds. The Secured Options Portfolio and the Global Secured Options Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. Covered call writing may limit the upside of an underlying security. This investment may not be suitable for all investors. The application of the social, governance and/or environmental standards of the Responsible ESG U.S. Equity Portfolio and the women in leadership criteria of the Women in Leadership U.S. Equity Portfolio will affect each Portfolio’s exposure to certain Issuers, industries, sectors, regions and countries and may impact the relative performance of these Portfolios, either positively or negatively, depending on whether such investments are in or out of favor. The Equity Income Portfolio invests in dividend paying stocks. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.

Diversification does not assure a profit or protect against a loss in a declining market.

An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank.

[1]	The indices are defined on pages 25 to 26.

[2]	©2017 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

For each fund with at least a three-year history, Morningstar calculates a Overall Morningstar Rating™1, (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap Core Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,214 funds overall, 1,214 funds in the last three years, 1,078 funds in the last five years, and 794 funds in the last ten years. With respect to these Large Blend Equity funds, the Large Cap Core Portfolio (Advisor Class and Institutional Class) received an Overall Morningstar Rating™ of ««««« stars and a Morningstar Rating™ of «« «« « stars, ««««« stars, and «« ««« stars for the three-, five- and ten-year periods, respectively. The Large Cap Growth Portfolio (Advisor Class) was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,233 funds overall, 1,233 funds in the last three years, 1,107 funds in the last five years and 782 funds in the last ten years. With respect to these Large Growth Equity funds, the Large Cap Growth Portfolio (Advisor Class) received an Overall Morning-star Rating™ of «««« stars and a Morningstar Rating™ of «««« stars, «« «« « stars, and «««« stars for the three-, five and ten-year periods, respectively. The Secured Options Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of Option Writing funds over the following time periods: 77 funds overall, 77 funds in the last three years, and 35 funds in the last five years. With respect to these Option Writing funds, the Secured Options Portfolio (Advisor Class and Institutional Class) received an Overall Morningstar Rating™ of «« «« « stars and a Morningstar Rating™ of «««« stars and «« ««« stars for the three- and five year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.- domiciled Muni National Short funds over the following time periods: 171 funds overall, 171 funds in the last three years, 149 funds in the last five years, and 93 funds in the last ten years. With respect to these Muni National Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Rating™ of «««« stars and a Morningstar Rating™ of «««« stars, «« «« stars, and «««« stars for the three-, five- and ten-year

3

periods, respectively. The Large Cap Value Portfolio was rated against the following numbers of Large Value funds over the following time periods: 1,102 funds overall, 1,102 funds in the last three years, 956 funds in the last five years, and 682 funds in the last ten years. With respect to these Large Value funds, the Large Cap Value Portfolio received an Overall Morningstar Rating™ of «« «« stars and a Morningstar Rating™ of «« «« stars, «««« stars, and «« «« stars for the three-, five- and ten-year periods, respectively. The Small Cap Equity Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of U.S.- Domiciled Small Blend Equity funds over the following time periods; 655 funds overall, 655 funds in the last three years, 559 funds in the last five years and 394 funds in the last ten years. With respect to these Small Blend Equity funds, the Small Cap Equity Portfolio (Advisor Class and Institutional Class) received an Overall Morningstar Rating™ of «««« stars and a Morningstar Rating™ of ««« stars, ««« « stars and «« «« stars for the three-, five- and ten- year periods, respectively. The Strategic Equity Portfolio was rated against the following numbers of U.S.- domiciled Large Blend Equity funds over the following time periods: 1,214 funds overall, 1,214 funds in the last three years, 1,078 funds in the last five years and 794 funds in the last ten years. With respect to these Large Blend Equity funds, the Strategic Equity Portfolio received an Overall Morningstar Rating™ of «« «« stars and a Morningstar Rating™ of «« «« « stars, «««« stars and «« « stars for the three-, five- and ten year periods, respectively. The Total Market Portfolio was rated against the following numbers of U.S.- domiciled Mid-Cap Value funds over the following time periods: 373 funds overall, 373 funds in the last three years, 319 funds in the last five years and 227 funds in the last ten years. With respect to these Mid-Cap Value funds, the Total Market Portfolio received an Overall Morningstar Rating™ of «««« stars and a Morningstar Rating™ of «««« stars, «« «« « stars and «««« stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

[3]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.

The Glenmede Fund, Inc. and The Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/17.

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THE GLENMEDE FUND, INC.

Equity Income Portfolio

Launched in December 2016, this year marks the first year of activity for the Glenmede Equity Income Portfolio. The fund, managed by Wade Wescott, focuses not only on dividend yield, but also on dividend growth. The aim of the fund is to achieve a high level of current income and long-term growth of capital consistent with reasonable risk to principal.

The fund attempts to identify stocks of companies that have a dividend yield above the S&P 500 Index at the time of purchase and are expected to be dividend growers in the future. Historically, many companies that have accomplished this have had high profitability, lower payout ratios, and lower financial leverage than average. This forms the basis for the fund’s approach to stock selection.

For an investor in common stocks, the dividend is the only tangible item the shareholder receives on an ongoing basis from the underlying companies. Our approach to dividends and dividend growth can be summarized in the following manner: we believe that a growing dividend can have an upward pull on share prices, and while in down markets, an attractive yield can provide downside support.

Large Cap Value Portfolio

In addition to managing the Equity Income Portfolio, Mr. Wescott also manages the Glenmede Large Cap Value Portfolio. This fund is benchmarked against the Russell 1000® Value Index. This fund attempts to generate long term total return by purchasing stocks that have lower valuations than the overall market. With valuation as the starting point, the stock selection process focuses on companies experiencing better fundamentals than their respective sectors, or the overall market. This fund’s strategy is based on our belief that while valuations can provide good purchase prices, in the longer term, it is fundamentals that drive share prices.

Mr. Wescott has been in the investment management business for almost 30 years, in various roles as an analyst and portfolio manager. Over that time he has continued to refine his approach to both dividend and value stocks. He has been with Glenmede Investment Management for 12 years and has been the portfolio manager of the Equity Income Portfolio since its inception in December 2016 and the Large Cap Value Portfolio since 2008.

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THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Core Fixed Income Portfolio		Bloomberg Barclays Capital U.S. Aggregate Bond Index	Morningstar Intermediate-Term Bond Average
Year ended 10/31/17	0.75%	0.90%	1.52%
Five Years ended 10/31/17	1.38%	2.04%	2.08%
Ten Years ended 10/31/2017	3.81%	4.19%	3.89%
Inception (11/17/88) through 10/31/17[1]	5.87%	6.32%	5.69%

The Core Fixed Income Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio returned 0.75% for the fiscal year ended October 31, 2017. The Portfolio’s benchmark, the Bloomberg Barclays Capital U. S. Aggregate Bond Index, returned 0.90% for the fiscal year and the Portfolio’s peer group, the Morningstar Intermediate - Term Bond Average, returned 1.52% for the fiscal year. The Portfolio’s underperformance versus the Bloomberg Barclays Capital U.S. Aggregate Bond Index can be attributed to the lower overall duration relative to the Index, and the Portfolio’s bias towards higher credit quality. The lower tier credits, namely the triple B component of the Index, rallied throughout the fiscal year returning 4.38% versus the double A component returning 1.66%. Our higher quality bias contributed negatively to the Portfolio’s performance. The Portfolio’s underperformance versus its peer group can also be attributed to the Portfolio’s high credit quality bias and low risk themes. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.54%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Bloomberg Barclays Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
		Return After Taxes on
Strategic Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	S&P 500 Index	Morningstar Large Blend Average
Year ended 10/31/17	27.83%	25.56%	16.92%	23.63%	22.34%
Five Years ended 10/31/17	15.04%	12.69%	11.50%	15.18%	13.16%
Ten Years ended 10/31/17	7.26%	6.10%	5.59%	7.51%	5.96%
Inception ( 07/20/89) through 10/31/17[1]	8.94%	7.54%	7.20%	9.81%	8.27%

For the fiscal year ended October 31, 2017, the Strategic Equity Portfolio returned 27.83%. The S&P 500 Index returned 23.63% for the same period. Relative performance versus the Index was positive across most sectors. Stock selection was a notable benefit to the Portfolio within the Industrial, Consumer Discretionary and Consumer Staple sectors. The Portfolio’s relative sector allocations were helpful in the Financial, Technology, Real Estate, Telecommunication and Utility sectors. Its focus on owning companies that demonstrate consistently strong profitability also aided relative performance during this period. Relatively weaker stock selection within the Financial, Technology and Energy sectors were partial offsets to the factors previously mentioned, as was the Portfolio’s underweighting of the Materials sector versus the Index. The Portfolio seeks to generate outperformance over time by investing in those companies with strong profitability whose shares are trading at attractive valuations. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.84%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Small Cap Equity Portfolio - Advisor Class		Russell 2000® Index	Russell 2000® Value Index	S&P 500 Index	Morningstar Small Blend Average
Year ended 10/31/17	27.84%	27.85%	24.81%	23.63%	24.89%
Five Years ended 10/31/17	15.11%	14.49%	13.58%	15.18%	13.26%
Ten Years ended 10/31/2017	8.28%	7.63%	7.04%	7.51%	6.70%
Inception (03/01/91) through 10/31/17[1]	10.95%	10.28%	11.69%	9.82%	10.51%

Small Cap Equity Portfolio - Institutional Class
Year ended 10/31/17	28.10%	27.85%	24.81%	23.63%	24.89%
Five Years ended 10/31/17	15.34%	14.49%	13.58%	15.18%	13.26%
Ten Years ended10/31/17	8.50%	7.63%	7.04%	7.51%	6.70%
Inception (01/02/98) through 10/31/17[1,2]	11.13%	10.28%	11.69%	9.82%	10.51%

For the fiscal year ended October 31, 2017, the Small Cap Equity Portfolio Advisor Class returned 27.84% and the Small Cap Equity Portfolio Institutional Class returned 28.10%, compared to the Russell 2000® Index return of 27.85% and the Morningstar Small Blend Average return of 24.89%. The consumer sector accounted for the majority of the outper-formance, followed by the basic industry and real estate sectors. The energy sector was the worst performing sector on a relative basis. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.91% and 0.71% for the Advisor and Institutional Class shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the inception period beginning February 28, 1991 for both Russell 2000® Indices and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/17. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Mid Cap Equity Portfolio - Advisor Class[1]		S&P MidCap 400 Index
Year ended 10/31/17	18.00%	23.48%
Inception (09/30/14) through 10/31/17	5.77%	11.66%

For the fiscal year ended October 31, 2017, the Mid Cap Equity Portfolio Advisor Class returned 18.00% compared to the S&P MidCap 400 Index return of 23.48%. The consumer sector accounted for the majority of the underperformance, followed by the healthcare and technology sectors. The financial services sector was the best performing sector on a relative basis. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 1.15% for the Advisor Class shares. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	The Mid Cap Equity Portfolio Institutional Class has not commenced operations.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Large Cap Value Portfolio		Russell 1000® Value Index	S&P 500 Index	Morningstar Large Value Average
Year ended 10/31/17	22.17%	17.78%	23.63%	19.35%
Five Years ended 10/31/17	14.40%	13.48%	15.18%	12.32%
Ten Years ended 10/31/2017	7.27%	5.99%	7.51%	5.23%
Inception (01/04/93) through 10/31/17[1]	9.45%	9.93%	9.58%	8.32%

For the fiscal year ended October 31, 2017, the Large Cap Value Portfolio returned 22.17% versus 17.78% for its benchmark, the Russell 1000® Value Index. Performance was driven both by stock selection and sector allocation, with stock selection being the primary driver. Looking across sectors, Technology, Industrials, and Energy contributed to much of our relative outperformance. Consumer Staples was the only sector with a negative relative contribution, while Telecom and Consumer Discretionary were virtual ties. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.91%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

Equity Income Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Equity Income Portfolio		S&P 500 Index
Since Inception (12/21/16) through 10/31/17	11.77%	15.60%

For the period ended October 31, 2017, the Equity Income Portfolio returned 11.77% versus 15.60% for its benchmark, the S&P 500 Index. Most of this performance gap can be attributed to the underperformance of the Portfolio’s dividend yield stocks, which we define as stocks with a dividend yield greater than that of the S&P 500 Index. Looking at relative performance across sectors, Technology, Consumer Discretionary, and Consumer Staples were the most significant detractors. Positive relative performance came from the Industrials, Energy, and Utilities sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 2.63%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
		Return After Taxes on		S&P Small Cap 600 Growth Index	Russell 2000® Growth Index	Morningstar Small Growth Average
U.S. Emerging Growth Portfolio	Return Before Taxes	Distributions	Distributions and Sale of Fund Shares
Year ended 10/31/17	23.91%	23.80%	13.58%	29.44%	31.00%	28.98%
Five Years ended 10/31/17	12.84%	12.14%	10.16%	16.61%	15.36%	13.70%
Ten Years ended 10/31/17	6.32%	5.99%	5.04%	9.58%	8.16%	6.46%
Inception (12/29/99) through 10/31/17[1]	2.09%	1.86%	1.62%	10.00%	5.41%	5.51%

For the fiscal year ended October 31, 2017, the Portfolio underperformed the S&P SmallCap 600 Growth Index by 5.53%, the Russell 2000® Growth Index by 7.09% and the Morningstar Small Growth Average by 5.07%, respectively. In the past fiscal year, the Portfolio’s performance had mixed effects from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. Leading industry group indicators were positive to performance, including relative overweighting of health care and underweighting of energy stocks. The Portfolio had positive relative stock performance in six of eleven sectors versus the S&P SmallCap 600 Growth Index. The most favorable contributions from stock selection came in real estate and consumer staples sectors. The most negative relative contributions from stock selection were in information technology and industrials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.94%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report. The Portfolio was liquidated on November 15, 2017.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Portfolio was liquidated on November 15, 2017 and therefore there are no more recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999.

The indices and certain terms are defined on pages 25 to 25.

12

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
		Return After Taxes on		Russell 1000® Index	Morningstar Large Blend Average
Large Cap Core Portfolio - Advisor Class	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares
Year ended 10/31/17	26.74%	26.30%	15.17%	23.67%	22.34%
Five Years ended 10/31/17	17.29%	16.67%	13.88%	15.18%	13.16%
Ten Years ended 10/31/17	8.95%	8.57%	7.24%	7.61%	5.96%
Inception (02/27/04) through 10/31/17[1]	9.73%	9.36%	8.12%	8.53%	7.12%
Large Cap Core Portfolio - Institutional Class
Year ended 10/31/17	26.96%	26.43%	15.30%	23.67%	22.34%
Inception (12/30/15) through 10/31/17[1,2]	9.93%	9.55%	8.29%	8.53%	7.12%

For the fiscal year ended October 31, 2017, the Portfolio outperformed the Russell 1000® Index by 3.07% and outper-formed the Morningstar Large Blend Average by 4.40%. In the past fiscal year, the Portfolio’s performance was positively impacted from multifactor ranking models with biases towards stocks with lower valuations, favorable fundamentals and positive earnings/revenue estimate trends. In addition, avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable effect. Leading industry group indicators were positive to performance, including relative overweightings of health care/financials/technology and underweightings of telecom/energy/consumer discretionary stocks. The Portfolio had positive relative stock performance in six of eleven sectors. The most favorable contributions from stock selection came in health care and industrials sectors. The most negative contributions from stock selection were in consumer discretionary and telecommunication services sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2017 Prospectuses, are 0.88% (Advisor Class) and 0.68% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights sections of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
[2]	Average annual total return for the Institutional Class includes the period from 02/27/04 through 10/31/17. Prior to the inception of the Institutional Class on 12/30/15, performance for the Institutional Class is based on the average annual total return of the Advisor Class.

The indices and certain terms are defined on pages 25 to 26.

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THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
		Return After Taxes on
Large Cap Growth Portfolio - Advisor Class	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Growth Index	Morningstar Large Growth Average
Year ended 10/31/17	28.05%	27.80%	15.89%	29.71%	26.56%
Five Years ended 10/31/17	18.68%	18.11%	15.06%	16.83%	14.86%
Ten Years ended 10/31/17	9.68%	9.37%	7.89%	9.13%	6.80%
Inception (02/27/04) through 10/31/17[1]	10.18%	9.89%	8.55%	9.15%	7.66%

Large Cap Growth Portfolio - Institutional Class
Year ended 10/31/17	28.28%	27.94%	16.03%	29.71%	26.56%
Inception (11/05/15) through 10/31/17[1,2]	10.39%	10.09%	8.73%	9.15%	7.66%

For the fiscal year ended October 31, 2017, the Portfolio underperformed the Russell 1000® Growth Index by 1.66% and outperformed the Morningstar Large Growth Average by 1.49%, respectively. In the past fiscal year, the Portfolio’s performance had mixed effects from multifactor ranking models, including biases towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. The Portfolio benefitted from avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures). Leading industry group indicators were positive to performance, including relative overweightings of health care/financials/technology and underweightings of telecom/energy/consumer discretionary stocks. The Portfolio had positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in real estate and materials sectors. The most negative contributions from stock selection were in consumer discretionary and industrial sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2017 Prospectuses, are 0.88% (Advisor Class) and 0.68% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights sections of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
[2]	Average annual total return for the Institutional Class includes the period from 02/27/04 through 10/31/17. Prior to the inception of the Institutional Class on 11/05/15, performance for the Institutional Class is based on the average annual total return of the Advisor Class.

The indices and certain terms are defined on pages 25 to 26.

14

THE GLENMEDE FUND, INC.

Long/Short Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Long/Short Portfolio		Bloomberg Barclays Capital U.S. Treasury Bellwether 3-Month Index	Russell 3000® Index	Morningstar Long/Short Average
Year ended 10/31/17	12.91%	0.73%	23.98%	12.09%
Five Years ended 10/31/17	6.72%	0.25%	15.12%	5.02%
Ten Years ended 10/31/2017	3.19%	0.48%	7.61%	1.72%
Inception (09/29/06) through 10/31/17[1]	2.69%	0.93%	8.46%	2.24%

For the fiscal year ended October 31, 2017, the Portfolio outperformed the Bloomberg Barclays Capital U.S. Treasury Bellwether 3-Month Index by 12.18% and outperformed Morningstar Long/Short Average by 0.82%, respectively. Over the past fiscal year, average net equity exposure for the Portfolio was about 30%. The Portfolio’s performance had positive contributions from multifactor ranking models with biases towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. The Portfolio’s long stock positions (+27.9%) outperformed short positions (+17.6%) by about 10.3%. Overall, the Portfolio had positive relative stock performance in six of eleven sectors. The most favorable contributions from stock selection came in health care and consumer discretionary sectors. The most negative contributions from stock selection were in real estate and consumer staples sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 2.72%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000® Index and October 1, 2006 for Morningstar Long/Short Average.

The indices and certain terms are defined on pages 25 to 26.

15

THE GLENMEDE FUND, INC.

Total Market Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Total Market Portfolio		Russell 3000® Index	Morningstar Mid-Cap Value Average
Year ended 10/31/17	29.18%	23.98%	18.48%
Five Years ended 10/31/17	16.25%	15.12%	13.08%
Ten Years ended 10/31/2017	7.20%	7.61%	6.85%
Inception (12/21/06) through 10/31/17[1]	7.03%	7.97%	7.00%

The goal of the Total Market Portfolio is to provide additional return relative to a long only equity strategy by investing in incremental long positions of attractive stocks (approximately 100% to 150% of net portfolio value) and shorting unattractive stocks (about 0% to 50% of net portfolio value). For the fiscal year ended October 31, 2017, the Portfolio outperformed the Russell 3000® Index by 5.20% and the Morningstar Mid-Cap Value Average by 10.70%, respectively. The Portfolio’s performance had positive effects from multifactor ranking models with biases towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. The Portfolio’s long stock positions (+28.2%) outperformed the short positions (+17.2%) by about 11%. Overall, the Portfolio had positive relative stock performance in six of eleven sectors relative to the Russell 3000® Index. The most favorable contributions from stock selection came in health care and energy sectors. The most negative contributions from stock selection were in utilities and information technology sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 2.38%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000® Index and January 1, 2007 for Morningstar Mid-Cap Value Average.

The indices and certain terms are defined on pages 25 to 26.

16

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
High Yield Municipal Portfolio		Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Muni BBB Index	Bloomberg Barclays Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index	Morningstar High Yield Muni Average
Year ended 10/31/17	2.89%	2.19%	4.17%	2.91%	1.98%
Inception (12/22/15) through 10/31/17[1]	4.53%	2.81%	4.31%	5.26%	3.82%

The High Yield Municipal Portfolio trailed the Bloomberg Barclays Municipal High Yield 5% Tobacco Cap 2% Issuer Cap Index, for the trailing 12 months through October 31, 2017. The Portfolio returned 2.89% while the Index returned 2.91%. The Portfolio had an excess return of 0.91% relative to the Morningstar High Yield Municipal fund peer group, which returned 1.98% over the same time period. The Portfolio’s duration and underweight tobacco were detractors, while allocations to General Obligation, utilities and underweight to Sales Tax revenue were additive. The Portfolio continued to maintain exposure to higher credit quality, so as to be consistent with the Portfolio’s goal of a high level of current income exempt from regular federal income tax. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 1.09%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect during certain periods and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark return is for the period beginning January 1, 2016 for the Morningstar High Yield Muni Average.

The indices and certain terms are defined on pages 25 to 26.

17

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Responsible ESG U.S. Equity Portfolio		Russell 1000® Index	Morningstar Large Blend Average
Year ended 10/31/17	26.42%	23.67%	22.34%
Inception (12/22/15) through 10/31/17[1]	18.70%	15.77%	13.96%

For the fiscal year ended October 31, 2017, the Portfolio outperformed the Russell 1000® Index by 2.75% and Morningstar Large Blend Average by 4.08%, respectively. The Portfolio selects stocks based on combination of multi-factor models and ESG ratings (environmental, socially responsible and governance). In the past fiscal year, the Portfolio benefitted from having holdings with better ESG ratings. The Portfolio’s performance was positively impacted from multifactor ranking models with biases towards stocks with lower valuations, favorable fundamentals and positive earnings/ revenue estimate trends. In addition, avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable effect. Leading industry group indicators were positive to performance, including relative overweightings of health care/financials/technology and underweightings of telecom/energy stocks. The Portfolio had positive relative stock performance in seven of eleven sectors. The most favorable contributions from stock selection came in industrials and energy sectors. The most negative contributions from stock selection were in consumer discretionary and real estate sectors. The Portfolio’s gross annual operating expense ratio, as stated in February 28, 2017 Prospectus, is 2.22%. This ratio can fluctuate and may differ from expense ratio disclosed in Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 22, 2015 for the Russell 1000® Index and January 1, 2016 for Morningstar Large Blend Average.

The indices and certain terms are defined on pages 25 to 26.

18

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Women in Leadership U.S. Equity Portfolio		Russell 1000® Index	Morningstar Large Blend Average
Year ended 10/31/17	24.11%	23.67%	22.34%
Inception (12/22/15) through 10/31/17[1]	16.87%	15.77%	13.96%

For the fiscal year ended October 31, 2017, the Portfolio outperformed the Russell 1000® Index by 0.44% and Morningstar Large Blend Average by 1.77%, respectively. The Portfolio selects stocks based on companies that meet specific women in leadership criteria (including, but not limited to, a chairwoman, female board members, a female chief executive officer or women in management positions). The Portfolio’s performance was positively impacted from multifactor ranking models with biases towards stocks with lower valuations, favorable fundamentals and positive earnings/ revenue estimate trends. In addition, avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable effect. Leading industry group indicators were positive to performance, including relative overweightings of health care/financials/technology and underweightings of telecom/energy stocks. The Portfolio had positive relative stock performance in six of eleven sectors. The most favorable contributions from stock selection came in energy and health care sectors. The most negative contributions from stock selection were in consumer discretionary and information technology sectors. The Portfolio’s gross annual operating expense ratio, as stated in February 28, 2017 Prospectus, is 2.23%. This ratio can fluctuate and may differ from expense ratio disclosed in Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 22, 2015 for the Russell 1000® Index and January 1, 2016 for Morningstar Large Blend Average.

The indices and certain terms are defined on pages 25 to 26.

19

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
		Return After Taxes on
Short Term Tax Aware Fixed Income Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	BofA Merrill Lynch 1-3 year US Municipal Securities Index
Year ended 10/31/17	0.57%	0.31%	0.35%	1.00%
Inception (06/29/16) through 10/31/17[1]	0.41%	0.20%	0.24%	0.62%

For the fiscal year ended October 31, 2017, the Short Term Tax Aware Fixed Income Portfolio underperformed its primary benchmark, the BofA Merrill Lynch 1-3 Year US Municipal Securities Index. The Portfolio’s duration was kept in-line with the benchmark duration consistently over the period. The Portfolio experienced a drag on its performance from its tactical exposure to taxable securities which underperformed tax-exempt municipal securities. This tactical exposure to taxable securities was reduced throughout the fiscal year so as to be consistent with the Portfolio’s goals of generating after-tax total return consistent with reasonable preservation of capital. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.91%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the periods beginning June 29, 2016 for the BofA Merrill Lynch 1-3 Year US Municipal Securities Index.

The indices and certain terms are defined on pages 25 to 26.

20

THE GLENMEDE FUND, INC.

Secured Options Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Secured Options Portfolio - Advisor Class		S&P 500 Index	CBOE S&P 500 Buy-Write Index
Year ended 10/31/17	7.53%	23.63%	13.26%
Five Years ended 10/31/17	7.39%	15.18%	7.92%
Inception (06/30/10) through 10/31/17	10.15%	15.71%	9.41%

Secured Options Portfolio - Institutional Class
Inception (11/09/16) through 10/31/17[1]	10.41%	15.71%	9.41%

For the fiscal year ended October 31, 2017, the Secured Options Portfolio purchased and wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio achieved a total return of 7.53% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 13.26% and the S&P 500 Index returned 23.63%. The Portfolio’s underperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s more defensive positioning throughout the fiscal year. For the period, the written put options with lower strike prices than the CBOE S&P 500 Buy-Write Index provided a larger downside cushion and offered better risk-adjusted returns, while the written call options and generally helped to reduce share price volatility by approximately two-thirds as compared to the S&P 500 Index. Generally speaking, equity securities or cash positions are pledged to secure the written option positions. The Portfolio’s upside underperformance relative to the S&P 500 Index was better than expected given the risk reduction. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2017 Prospectuses, are 0.85% (Advisor Class) and 0.65% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights sections of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Average annual total return for the Institutional Class includes the period from 06/30/10 through 10/31/17. Prior to the inception of the Institutional Class on 11/09/16, performance for the Institutional Class is based on the average annual total return of the Advisor Class.

The indices and certain terms are defined on pages 25 to 26.

21

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Global Secured Options Portfolio[1]		MSCI All Country World Index[2]	MSCI EAFE Index
Year ended 10/31/17	10.94%	23.20%	23.44%
Five Years ended 10/31/17	3.93%	10.80%	8.53%
Inception (09/28/12) through 10/31/17	4.16%	10.33%	8.32%

For the fiscal year ended October 31, 2017, the Global Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. Risk reduction reduced our price swings relative to the benchmark. For this period, the Portfolio had a total return of 10.94% while its benchmark, the MSCI All Country World (ACWI) Index, returned 23.20%. Covered call and cash-secured put strategies utilized by the Portfolio are expected to underperform the underlying index in strong up markets. For the period, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility by approximately one-half as compared to the MSCI ACWI Index. Generally speaking, equity securities or cash positions are pledged to secure the written option positions. The Portfolio’s gross annual operating expense ratio, as stated in the May 5, 2017 Prospectus, is 0.99%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Formerly known as International Secured Options Portfolio.
[2]	Effective May 1, 2017, the Portfolio’s benchmark changed from the MSCI EAFE Index to the MSCI All Country World Index as a result of the change in the Portfolio’s principal investment strategies to permit increased exposure to U.S. investments in addition to foreign investments.

The indices and certain terms are defined on pages 25 to 26.

22

THE GLENMEDE FUND, INC.

International Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
		Return After Taxes on
International Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	MSCI EAFE Index	Morningstar Foreign Large Value Average
Year ended 10/31/17	20.96%	20.07%	11.87%	23.44%	21.31%
Five Years ended 10/31/17	6.69%	6.30%	5.21%	8.53%	7.43%
Ten Years ended 10/31/17	-0.37%	-0.70%	-0.19%	1.10%	0.30%
Inception (11/17/88) through 10/31/17[1]	6.95%	5.66%	5.59%	4.81%	6.69%

For the fiscal year ended October 31, 2017, the Portfolio underperformed the MSCI EAFE Index by 2.48% and Morningstar Foreign Large Value Average by 0.35%, respectively. The Portfolio’s performance had mixed effects from multifactor ranking models that biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. The performance was negatively impacted by leading country/ region indicators with relative overweightings in Pacific Rim stocks and underweightings of Italian/Spanish stocks, respectively. The Portfolio had positive relative stock performance in four of eleven sectors. The most favorable contributions from stock selection came in the industrials and real estate sectors. The most negative contributions from stock selection were in consumer staples and materials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 1.11%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects fee waivers in effect during certain periods and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns other than after tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning November 30, 1988.

The indices and certain terms are defined on pages 25 to 26.

23

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

PORTFOLIO HIGHLIGHTS

October 31, 2017

Average Annual Total Return
Muni Intermediate Portfolio		Bloomberg Barclays Capital Municipal 1-10 Year Blend Index		Morningstar Muni National Short Average
Year ended 10/31/17	1.38%	1.67%		0.86%
Five Years ended 10/31/17	1.58%	2.10%		0.78%
Ten Years ended 10/31/2017	2.92%	3.73%		1.74%
Inception (06/05/92) through 10/31/17	4.03%	N/A	*	2.97%

For the fiscal year ended October 31, 2017, the Muni Intermediate Portfolio underperformed its primary benchmark, the Bloomberg Barclays Capital Municipal 1-10 Year Blend Index. The Portfolio’s duration was kept marginally below the benchmark duration consistently throughout the year in anticipation of the Federal Reserve continuing to hike short-term rates. While the market saw interest rates rise in November and December following the Presidential election, rates moved steadily lower throughout the remainder of the fiscal year despite the Federal Reserve raising interest rates three times during that time period, which contributed to the Portfolio’s underperformance. A lack of supply of new issuance debt, in conjunction with continued strong demand for the asset class from investors, caused lower credit quality to outperform. This also contributed to the Portfolio’s underperformance as the Portfolio continued to maintain exposure to higher credit quality, so as to be consistent with the Portfolio’s goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2017 Prospectus, is 0.25%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

The indices and certain terms are defined on pages 25 to 26.

24

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

The Bloomberg Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

The Bloomberg Barclays Capital U.S. Treasury Bellwether 3-Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

The Bloomberg Barclays Muni BBB Index is a sub-index of the Bloomberg Barclays U.S. Municipal Index that includes only bonds rated BBB on the day the Index resets. The rating is established using the middle rating of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc.

The Bloomberg Barclays Muni High Yield 5% Tobacco 2% Issuer Cap Index is an issuer constrained sub-index of the Bloomberg Barclays US Municipal High Yield Index that caps issuer exposure to 2% and tobacco stocks to 5%.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years.

The BofA Merrill Lynch 1-3 Year US Municipal Securities Index is a subset of The BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity less than 3 years.

The CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

The MSCI ACWI Index is an unmanaged market capitalization weighted index consisting of equity total returns throughout the world.

The MSCI EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

The Russell 1000® Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000® Index.

The Russell 1000® Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000® Index with greater than average growth orientation.

The Russell 1000® Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000® Index with a less than average growth orientation.

The Russell 2000® Growth Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 2000® Index with greater than average growth orientation.

The Russell 2000® Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Value Index serves as a benchmark for small-cap stocks in the United States.

The Russell 3000® Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

The S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

The S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

The S&P MidCap 400 Index is a capitalization weighted index of mid cap stocks with capitalizations ranging from about $750 million to $3 billion.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

25

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)

Morningstar High Yield Muni Average funds invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as S&P or Moody’s at the level of BBB (considered speculative in the municipal industry) and below.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon that which appears to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

Morningstar Mid-Cap Value Average funds invest primarily in mid-cap U.S. stocks that are value-oriented. Midcap stocks collectively represent 20% of the total capitalization of the U.S. equity market (large-cap stocks represent the top 70%). The mid-cap range for market capitalization typically falls between $1-$8 billion. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Cash flow:    measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Duration:    is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Market Capitalization:    is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Total return:    consists of price appreciation/depreciation and income as a percentage of the original investment.

26

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (May 1, 2017)	Ending Account Value (October 31, 2017)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2017 to October 31, 2017)
Core Fixed Income Portfolio
Actual	$1,000.00	$1,014.90	0.51%	$2.59
Hypothetical (5% return less expenses)	1,000.00	1,022.60	0.51	2.60
Strategic Equity Portfolio
Actual	1,000.00	1,105.30	0.81	4.30
Hypothetical (5% return less expenses)	1,000.00	1,021.10	0.81	4.13
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,079.60	0.89	4.67
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,080.50	0.69	3.62
Hypothetical (5% return less expenses)	1,000.00	1,021.70	0.69	3.52
Mid Cap Equity Portfolio - Advisor
Actual	1,000.00	1,048.40	1.00	5.16
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Large Cap Value Portfolio
Actual	1,000.00	1,079.40	0.90	4.72
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.90	4.58
Equity Income Portfolio
Actual	1,000.00	1,080.10	0.85	4.46
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,061.30	0.93	4.83
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.93	4.74
Large Cap Core Portfolio - Advisor
Actual	1,000.00	1,106.80	0.85	4.51
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Large Cap Core Portfolio - Institutional
Actual	1,000.00	1,107.80	0.65	3.45
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.65	3.31
Large Cap Growth Portfolio - Advisor
Actual	1,000.00	1,118.50	0.86	4.59
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Large Cap Growth Portfolio - Institutional
Actual	1,000.00	1,120.00	0.66	3.53
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36

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THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (May 1, 2017)	Ending Account Value (October 31, 2017)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2017 to October 31, 2017)
Long/Short Portfolio
Actual	$1,000.00	$1,054.10	1.14%	$5.90
Hypothetical (5% return less expenses)	1,000.00	1,019.50	1.14	5.80
Total Market Portfolio
Actual	1,000.00	1,122.50	1.20	6.42
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.20	6.11
High Yield Municipal Portfolio
Actual	1,000.00	1,044.80	0.99	5.10
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.99	5.04
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,099.70	1.00	5.29
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,094.00	1.00	5.28
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,002.60	0.55	2.78
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.55	2.80
Secured Options Portfolio - Advisor
Actual	1,000.00	1,025.70	0.83	4.24
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.83	4.23
Secured Options Portfolio - Institutional
Actual	1,000.00	1,026.50	0.63	3.22
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.63	3.21
Global Secured Options Portfolio
Actual	1,000.00	1,039.90	1.40	7.20
Hypothetical (5% return less expenses)	1,000.00	1,018.10	1.40	7.12
International Portfolio
Actual	1,000.00	1,101.90	1.00	5.30
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, dividends on securities sold short and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

28

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, Including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from to October 31, 2017.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (May 1, 2017)	Ending Account Value (October 31, 2017)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2017 to October 31, 2017)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,014.10	0.21%	$1.07
Hypothetical (5% return less expenses)	1,000.00	1,024.10	0.21	1.07

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

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THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017

	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Assets:
Investments at value[1,2]	$470,335,283	$207,118,154	$3,437,189,921
Repurchase agreements at value[1]	13,673,098	1,928,014	119,086,058
Cash	—	—	10,113,423
Receivable for securities sold	—	—	25,593,797
Receivable for fund shares sold	1,357,054	287,707	1,761,247
Dividends receivable	—	185,227	924,999
Interest receivable	3,736,893	6	398
Securities lending receivable	159	—	28,772
Prepaid expenses	480	193	43,122

Total assets	489,102,967	209,519,301	3,594,741,737

Liabilities:
Payable for securities purchased	—	—	43,693,080
Obligation to return securities lending collateral	—	—	91,306,611
Payable for fund shares redeemed	273,263	9,681	2,398,349
Payable for Management fees	144,539	97,091	1,599,439
Payable for Directors’ fees	4,778	1,898	31,757
Payable for Shareholder Servicing fees	41,297	35,306	411,625
Accrued expenses	90,998	36,324	664,666

Total liabilities	554,875	180,300	140,105,527

Net Assets	$488,548,092	$209,339,001	$3,454,636,210

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$44,254	$8,406	$105,060
Paid-in capital in excess of par value	484,653,996	115,066,986	2,572,909,510
Undistributed net investment income	927,412	239,060	348,454
Accumulated net realized gain from investment transactions	1,846,953	13,839,624	326,198,367
Net unrealized appreciation on investments	1,075,477	80,184,925	555,074,819

Total Net Assets	$488,548,092	$209,339,001	$3,454,636,210

Shares Outstanding[3]	44,253,744	8,405,847	105,059,680

Net Asset Value Per Share	$11.04	$24.90	$—

Advisor Class — based on net assets of $1,574,978,868 and shares outstanding of 49,024,065	—	—	32.13

Institutional Class — based on net assets of $1,879,657,342 and shares outstanding of 56,035,615	—	—	33.54

[1] Investments at cost	$482,932,904	$128,861,243	$3,001,201,160
[2] Market value of securities on loan	$—	$—	$89,348,901
[3] Authorized shares	160,000,000	150,000,000	—
Authorized shares - Advisor Class	—	—	180,000,000
Authorized shares - Institutional Class	—	—	135,000,000

See Notes to Financial Statements.

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THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

October 31, 2017

	Mid Cap Equity Portfolio	Large Cap Value Portfolio	Equity Income Portfolio
Assets:
Investments at value[1,2]	$14,903,298	$76,194,233	$12,902,962
Repurchase agreements at value[1]	186,906	—	146,478
Receivable from Advisor	—	—	5,267
Receivable for securities sold	—	980,152	—
Receivable for fund shares sold	—	8,764	15,000
Dividends receivable	5,757	57,282	17,402
Interest receivable	2	—	—
Securities lending receivable	61	—	16
Prepaid expenses	220	72	13,254

Total assets	15,096,244	77,240,503	13,100,379

Liabilities:
Due to custodian	—	276,853	—
Payable for securities purchased	—	—	103,777
Obligation to return securities lending collateral	282,556	—	—
Payable for fund shares redeemed	2,319	427,751	—
Payable for Management fees	10,607	35,978	5,969
Payable for Directors’ fees	226	755	76
Payable for Shareholder Servicing fees	3,123	13,083	2,170
Accrued expenses	7,811	21,212	18,307

Total liabilities	306,642	775,632	130,299

Net Assets	$14,789,602	$76,464,871	$12,970,080

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,271	$6,724	$1,172
Paid-in capital in excess of par value	13,652,825	58,275,750	12,084,948
Undistributed net investment income	1,140	39,233	19,270
Accumulated net realized gain (loss) from investment transactions	(1,402,555)	4,684,320	(14,399)
Net unrealized appreciation on investments	2,536,921	13,458,844	879,089

Total Net Assets	$14,789,602	$76,464,871	$12,970,080

Shares Outstanding[3]	1,270,639	6,724,435	1,172,337

Net Asset Value Per Share	$—	$11.37	$11.06

Advisor Class — based on net assets of $14,789,602 and shares outstanding of 1,270,639	11.64	—	—

[1] Investments at cost	$12,553,283	$62,735,389	$12,170,351
[2] Market value of securities on loan	$277,210	$—	$—
[3] Authorized shares	—	175,000,000	80,000,000
Authorized shares - Advisor Class	120,000,000	—	—
Authorized shares - Institutional Class	120,000,000	—	—

See Notes to Financial Statements.

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THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

October 31, 2017

	U.S. Emerging Growth Portfolio	Large Cap Core Portfolio	Large Cap Growth Portfolio
Assets:
Investments at value[1,2]	$—	$2,685,832,207	$4,028,720,992
Repurchase agreements at value[1]	4,787,055	18,257,314	10,393,200
Cash	21,807,465	—	—
Receivable for securities sold	153	—	—
Receivable for fund shares sold	—	1,881,315	1,584,884
Dividends receivable	—	1,958,585	2,479,481
Interest receivable	16	62	36
Securities lending receivable	26	10,907	25,636
Prepaid Expenses	40	31,683	49,586

Total assets	26,594,755	2,707,972,073	4,043,253,815

Liabilities:
Obligation to return securities lending collateral	—	30,362,605	98,998,953
Payable for fund shares redeemed	—	1,296,993	4,116,651
Payable for Management fees	12,943	1,233,257	1,823,662
Payable for Directors’ fees	522	26,562	38,293
Payable for Shareholder Servicing fees	5,883	357,328	518,119
Accrued expenses	8,025	540,200	726,581

Total liabilities	27,373	33,816,945	106,222,259

Net Assets	$26,567,382	$2,674,155,128	$3,937,031,556

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$2,259	$95,241	$124,821
Paid-in capital in excess of par value	26,565,123	1,937,791,977	2,904,986,645
Undistributed net investment income	—	2,032,279	2,019,426
Accumulated net realized gain from investment transactions	—	111,495,396	71,022,389
Net unrealized appreciation on investments	—	622,740,235	958,878,275

Total Net Assets	$26,567,382	$2,674,155,128	$3,937,031,556

Shares Outstanding[3]	2,258,621	95,241,375	124,820,780

Net Asset Value Per Share	$11.76	$—	$—

Advisor Class — based on net assets of $2,124,803,096 and $3,076,615,514, respectively, and shares outstanding of 75,681,355 and 97,546,861, respectively	—	28.08	31.54

Institutional Class — based on net assets of $549,352,032 and $860,416,042, respectively, and shares outstanding of 19,560,020 and 27,273,919, respectively	—	28.09	31.55

[1] Investments at cost	$4,787,055	$2,081,349,286	$3,080,235,917
[2] Market value of securities on loan	$—	$29,666,124	$96,635,762
[3] Authorized shares	140,000,000	—	—
Authorized shares - Advisor Class	—	155,000,000	240,000,000
Authorized shares - Institutional Class	—	155,000,000	140,000,000

See Notes to Financial Statements.

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THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

October 31, 2017

	Long/Short Portfolio	Total Market Portfolio	High Yield Municipal Portfolio
Assets:
Investments at value[1,2]	$296,857,965	$94,104,007	$166,895,132
Repurchase agreements at value[1]	4,707,236	614,094	—
Cash	—	—	4,261,401
Receivable for securities sold	—	—	525,930
Receivable for fund shares sold	56,519	24,863	110,000
Dividends receivable	119,764	51,892	—
Interest receivable	98,144	2	2,123,435
Securities lending receivable	177	—	—
Cash collateral on deposit at broker (Note 1)	204,944,285	—	—
Prepaid expenses	281	66	2,071

Total assets	506,784,371	94,794,924	173,917,969

Liabilities:
Payable for securities purchased	—	—	521,495
Obligation to return securities lending collateral	4,268,020	—	—
Payable for when-issued securities	—	—	2,780,490
Payable for fund shares redeemed	60,075	60,619	1,678
Dividend payable on securities sold short	38,629	2,790	—
Payable for securities sold short, at value[3]	201,302,822	20,362,731	—
Payable for Management fees	215,683	52,652	94,189
Payable for Directors’ fees	2,703	662	1,513
Payable for Shareholder Servicing fees	50,749	12,391	35,467
Accrued expenses	61,858	35,878	43,373

Total liabilities	206,000,539	20,527,723	3,478,205

Net Assets	$300,783,832	$74,267,201	$170,439,764

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$23,387	$3,934	$16,464
Paid-in capital in excess of par value	253,840,583	44,757,652	168,748,684
Undistributed (distributions in excess of) net investment income	(852,391)	15,798	426,873
Accumulated net realized gain (loss) from investment transactions	(23,246,931)	2,122,151	(425,239)
Net unrealized appreciation on investments	68,908,461	25,944,478	1,672,982
Net unrealized appreciation on securities sold short	2,110,723	1,423,188	—

Total Net Assets	$300,783,832	$74,267,201	$170,439,764

Shares Outstanding[4]	23,386,628	3,933,987	16,463,762

Net Asset Value Per Share	$12.86	$18.88	$10.35

[1] Investments at cost	$232,656,740	$68,773,623	$165,222,150
[2] Market value of securities on loan	$4,197,325	$—	$—
[3] Proceeds from securities sold short	$203,413,545	$21,785,919	$—
[4] Authorized shares	120,000,000	120,000,000	80,000,000

See Notes to Financial Statements.

33

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

October 31, 2017

	Responsible ESG U.S. Equity Portfolio	Women in Leadership U.S. Equity Portfolio	Short Term Tax Aware Fixed Income Portfolio
Assets:
Investments at value[1,2]	$13,484,832	$11,744,289	$33,449,601
Repurchase agreements at value[1]	137,154	—	—
Cash	—	93,084	68,018
Receivable for fund shares sold	—	22,866	—
Dividends receivable	10,129	6,786	591
Interest receivable	—	—	415,330
Securities lending receivable	128	23	42
Prepaid expenses	141	122	468

Total assets	13,632,384	11,867,170	33,934,050

Liabilities:
Obligation to return securities lending collateral	27,563	—	10,350
Payable for Management fees	7,605	6,102	10,565
Payable for Directors’ fees	105	96	375
Payable for Shareholder Servicing fees	2,284	1,991	2,880
Accrued expenses	6,233	5,629	9,556

Total liabilities	43,790	13,818	33,726

Net Assets	$13,588,594	$11,853,352	$33,900,324

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$998	$905	$3,395
Paid-in capital in excess of par value	11,112,346	9,853,618	33,992,461
Undistributed net investment income	7,492	6,920	18,485
Accumulated net realized gain (loss) from investment transactions	54,205	70,770	(77,100)
Net unrealized appreciation (depreciation) on investments	2,413,553	1,921,139	(36,917)

Total Net Assets	$13,588,594	$11,853,352	$33,900,324

Shares Outstanding[3]	998,095	905,051	3,395,257

Net Asset Value Per Share	$13.61	$13.10	$9.98

[1] Investments at cost	$11,208,433	$9,823,150	$33,486,518
[2] Market value of securities on loan	$425,194	$195,000	$10,143
[3] Authorized shares	80,000,000	80,000,000	80,000,000

See Notes to Financial Statements.

34

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

October 31, 2017

	Secured Options Portfolio	Global Secured Options Portfolio	International Portfolio
Assets:
Investments at value1,	$786,232,299	$10,671,443	$456,871,673
Repurchase agreements at value[1]	24,076,866	—	3,648,377
Cash	—	147,265	56,029
Receivable for fund shares sold	459,575	—	859,785
Dividends receivable	—	—	417,663
Interest receivable	79	—	12
Cash collateral on deposit at broker (Note 1)	4,498,066	156	—
Foreign tax reclaims receivable	—	51,899	547,412
Prepaid expenses	10,470	9	434

Total assets	815,277,355	10,870,772	462,401,385

Liabilities:
Payable for securities purchased	—	138,300	—
Payable for fund shares redeemed	395,523	—	220,843
Options written, at value[2]	1,880,625	71,030	—
Payable for Management fees	378,276	4,948	305,357
Payable for Directors’ fees	7,355	384	4,303
Payable for Shareholder Servicing fees	76,447	1,799	96,747
Accrued expenses	156,828	12,693	88,508

Total liabilities	2,895,054	229,154	715,758

Net Assets	$812,382,301	$10,641,618	$461,685,627

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$63,670	$1,006	$30,447
Paid-in capital in excess of par value	756,163,972	16,178,801	400,095,429
Undistributed (distributions in excess of) net investment income	(21,056)	27,533	212,072
Accumulated net realized gain (loss) from investment transactions	47,914,529	(6,503,995)	(14,674,440)
Net unrealized appreciation on investments	7,372,182	939,164	76,022,174
Net unrealized appreciation (depreciation) on written options	889,004	(891)	—
Net unrealized depreciation on foreign currencies	—	—	(55)

Total Net Assets	$812,382,301	$10,641,618	$461,685,627

Shares Outstanding[3]	63,670,420	1,005,987	30,446,556

Net Asset Value Per Share	$—	$10.58	$15.16

Advisor Class — based on net assets of $446,859,057 and shares outstanding of 35,048,232	12.75	—	—

Institutional Class — based on net assets of $365,523,244 and shares outstanding of 28,622,188	12.77	—	—

[1] Investments at cost	$802,936,983	$9,732,279	$384,497,876
[2] Premiums received from options written	$2,769,629	$70,139	$—
[3] Authorized shares	—	120,000,000	120,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—

See Notes to Financial Statements.

35

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2017

	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Investment income:
Dividends	$—	$3,189,173	$26,503,225
Interest	11,643,644	1,075	60,752
Income from security lending	7,241	491	983,235

Total investment income	11,650,885	3,190,739	27,547,212

Expenses:
Management fees	1,684,392	1,056,622	17,477,014
Administration, transfer agent and custody fees	260,533	106,366	2,401,719
Professional fees	28,578	11,462	209,921
Shareholder report expenses	—	—	414,325
Shareholder servicing fees	481,255	384,226	—
Shareholder servicing fees (Advisor Class)	—	—	3,778,272
Shareholder servicing fees (Institutional Class)	—	—	833,165
Directors’ fees and expenses	20,482	8,083	133,017
Registration and filing fees	8,931	9,283	37,033
Other expenses	4,317	2,157	128,081

Total expenses	2,488,488	1,578,199	25,412,547

Net expenses	2,488,488	1,578,199	25,412,547

Net investment income	9,162,397	1,612,540	2,134,665

Realized and unrealized gain (loss):
Net realized gain on: Investment transactions	2,642,385	13,878,632	339,553,081
Net change in unrealized gain (loss) of: Investments	(8,388,143)	31,243,358	398,451,691

Net realized and unrealized gain (loss)	(5,745,758)	45,121,990	738,004,772

Net increase in net assets resulting from operations	$3,416,639	$46,734,530	$740,139,437

See Notes to Financial Statements.

36

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Year Ended October 31, 2017

	Mid Cap Equity Portfolio	Large Cap Value Portfolio	Equity Income Portfolio[1]
Investment income:
Dividends	$222,499	$2,205,488	$184,857
Interest	161	239	98
Income from security lending	463	—	93

Total investment income	223,123	2,205,727	185,048

Expenses:
Management fees	94,126	418,258	38,141
Administration, transfer agent and custody fees	26,401	88,130	55,359
Professional fees	1,138	4,501	665
Shareholder report expenses	336	705	1,165
Shareholder servicing fees	—	152,094	13,869
Shareholder servicing fees (Advisor Class)	42,784	—	—
Directors’ fees and expenses	709	3,204	272
Offering expenses	—	—	29,756
Registration and filing fees	29,394	22,495	2,538
Other expenses	3,862	1,844	2,429

Total expenses	198,750	691,231	144,194

Less expenses waived/reimbursed	(27,612)	—	(85,249)

Net expenses	171,138	691,231	58,945

Net investment income	51,985	1,514,496	126,103

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,218,041	4,942,796	(17,393)
Net change in unrealized gain of:
Investments	1,655,207	8,697,281	879,089

Net realized and unrealized gain	2,873,248	13,640,077	861,696

Net increase in net assets resulting from operations	$2,925,233	$15,154,573	$987,799

[1]	Portfolio commenced operations on December 21, 2016.

See Notes to Financial Statements.

37

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Year Ended October 31, 2017

	U.S. Emerging Growth Portfolio	Large Cap Core Portfolio	Large Cap Growth Portfolio
Investment income:
Dividends	$660,833	$42,402,187	$50,212,305
Interest	408	9,712	12,080
Income from security lending	6,468	166,340	139,680

Total investment income	667,709	42,578,239	50,364,065

Expenses:
Management fees	294,466	13,042,652	19,594,593
Administration, transfer agent and custody fees	53,873	1,899,669	2,811,612
Professional fees	3,577	147,221	246,383
Shareholder report expenses	—	190,620	478,897
Shareholder servicing fees	133,848	—	—
Shareholder servicing fees (Advisor Class)	—	3,936,316	6,623,281
Directors’ fees and expenses	2,557	100,827	155,843
Registration and filing fees	8,879	106,271	71,824
Other expenses	1,800	101,589	137,435

Total expenses	499,000	19,525,165	30,119,868

Net expenses	499,000	19,525,165	30,119,868

Net investment income	168,709	23,053,074	20,244,197

Realized and unrealized gain (loss):
Net realized gain on: Investment transactions	18,353,539	112,943,392	92,697,678
Net change in unrealized gain (loss) of: Investments	(7,674,531)	413,294,193	757,074,891

Net realized and unrealized gain	10,679,008	526,237,585	849,772,569

Net increase in net assets resulting from operations	$10,847,717	$549,290,659	$870,016,766

See Notes to Financial Statements.

38

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Year Ended October 31, 2017

	Long/Short Portfolio	Total Market Portfolio	High Yield Municipal Portfolio
Investment income:
Dividends	$4,897,570	$1,533,782	$—
Interest	564,519	324	6,005,459
Income from security lending	6,275	331	—

Total investment income	5,468,364	1,534,437	6,005,459

Expenses:
Management fees	3,285,181	804,784	996,303
Administration, transfer agent and custody fees	211,171	88,401	118,042
Professional fees	16,478	3,804	10,345
Shareholder report expenses	4,115	2,978	—
Shareholder servicing fees	547,530	134,131	383,193
Dividends on securities sold short	3,491,814	395,760	—
Directors’ fees and expenses	11,489	2,654	7,012
Short position flex fees	—	158,875	—
Registration and filing fees	21,282	17,711	3,027
Other expenses	2,636	1,855	6,592

Total expenses	7,591,696	1,610,953	1,524,514

Less expenses waived/reimbursed	(958,178)	(234,728)	—

Net expenses	6,633,518	1,376,225	1,524,514

Net investment income (loss)	(1,165,154)	158,212	4,480,945

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	11,127,045	4,562,367	(425,239)
Securities sold short	(21,190,936)	(1,343,742)	—

Net realized gain (loss)	(10,063,891)	3,218,625	(425,239)

Net change in unrealized gain of:
Investments	47,654,596	13,933,940	379,365
Securities sold short	(3,867,310)	(291,629)	—

Net change in unrealized gain	43,787,286	13,642,311	379,365

Net realized and unrealized gain (loss)	33,723,395	16,860,936	(45,874)

Net increase in net assets resulting from operations	$32,558,241	$17,019,148	$4,435,071

See Notes to Financial Statements.

39

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)

For the Year Ended October 31, 2017

	Responsible ESG U.S. Equity Portfolio	Women in Leadership U.S. Equity Portfolio	Short Term Tax Aware Fixed Income Portfolio
Investment income:
Dividends	$172,572	$164,796	$51,690
Interest	54	34	344,778
Income from security lending	937	114	696

Total investment income	173,563	164,944	397,164

Expenses:
Management fees	54,439	48,237	111,864
Administration, transfer agent and custody fees	20,992	20,617	34,493
Professional fees	655	562	1,666
Shareholder report expenses	131	834	12,100
Shareholder servicing fees	19,796	17,541	31,961
Directors’ fees and expenses	443	403	1,472
Offering expenses	—	—	21,601
Registration and filing fees	23,596	23,019	3,387
Other expenses	1,549	1,433	1,689

Total expenses	121,601	112,646	220,233

Less expenses waived/reimbursed	(22,620)	(24,943)	(44,446)

Net expenses	98,981	87,703	175,787

Net investment income	74,582	77,241	221,377

Realized and unrealized gain (loss):
Net realized gain (loss) on: Investment transactions	83,890	79,110	(77,153)
Net change in unrealized gain of: Investments	2,025,228	1,684,871	51,889

Net realized and unrealized gain (loss)	2,109,118	1,763,981	(25,264)

Net increase in net assets resulting from operations	$2,183,700	$1,841,222	$196,113

See Notes to Financial Statements.

40

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)

For the Year Ended October 31, 2017

	Secured Options Portfolio	Global Secured Options Portfolio	International Portfolio
Investment income:
Dividends[1]	$240,032	$261,734	$12,255,100
Interest	1,068,021	3,340	1,508
Income from security lending	—	—	65

Total investment income	1,308,053	265,074	12,256,673

Expenses:
Management fees	4,096,167	85,114	3,258,996
Administration, transfer agent and custody fees	494,169	24,744	201,821
Professional fees	49,689	6,985	25,810
Shareholder report expenses	26,723	22,040	—
Shareholder servicing fees	—	30,950	1,086,332
Shareholder servicing fees (Advisor Class)	1,048,181	—	—
Directors’ fees and expenses	32,424	771	18,979
Interest expense	—	28	—
Registration and filing fees	67,331	2,573	24,245
Other expenses	46,067	1,690	1,776

Total expenses	5,860,751	174,895	4,617,959

Less expenses waived/reimbursed	—	—	(272,632)

Net expenses	5,860,751	174,895	4,345,327

Net investment income (loss)	(4,552,698)	90,179	7,911,346

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	6,370,303	1,210,345	11,937,738
Options written	45,444,375	(19,710)	—
Foreign currency transactions	—	—	(837)

Net realized gain	51,814,678	1,190,635	11,936,901

Net change in unrealized gain of:
Investments	2,988,347	543,844	62,545,150
Options written	1,863,564	(91,742)	—
Foreign currency translation	—	—	206

Net change in unrealized gain	4,851,911	452,102	62,545,356

Net realized and unrealized gain	56,666,589	1,642,737	74,482,257

Net increase in net assets resulting from operations	$52,113,891	$1,732,916	$82,393,603

[1]	The Global Secured Options Portfolio and International Portfolio had foreign dividend withholding taxes of 23,724 and 1,219,499, respectively.

See Notes to Financial Statements.

41

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended October 31, 2017

	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$9,162,397	$1,612,540	$2,134,665
Net realized gain on:
Investment transactions	2,642,385	13,878,632	339,553,081
Net change in unrealized gain (loss) of:
Investments	(8,388,143)	31,243,358	398,451,691

Net increase in net assets resulting from operations	3,416,639	46,734,530	740,139,437
Distributions to shareholders from:
Net investment income:
Net investment income	(9,796,163)	(1,598,222)	—
Advisor Class	—	—	(1,143,575)
Institutional Class	—	—	(1,571,028)
Net realized gain on investments:
Net realized gain on investments	(3,226,898)	(11,563,281)	—
Advisor Class	—	—	(27,237,864)
Institutional Class	—	—	(24,946,026)
Net increase (decrease) in net assets from capital share transactions (See note 5)	11,282,745	(1,097,983)	137,483,317

Net increase in net assets	1,676,323	32,475,044	822,724,261

NET ASSETS:
Beginning of year	486,871,769	176,863,957	2,631,911,949

End of year	$488,548,092	$209,339,001	$3,454,636,210

Undistributed net investment income included in net assets at end of year	$927,412	$239,060	$348,454

For the Year Ended October 31, 2016

	Core	Strategic	Small
	Fixed		Cap
	Income	Equity	Equity
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$8,299,519	$1,688,561	$5,031,420
Net realized gain on:
Investment transactions	4,002,597	11,529,759	45,618,145
Net change in unrealized gain (loss) of:
Investments	1,587,602	(4,959,292)	(46,930,013)

Net increase in net assets resulting from operations	13,889,718	8,259,028	3,719,552
Distributions to shareholders from:
Net investment income:
Net investment income	(9,014,871)	(1,637,895)	—
Advisor Class	—	—	(2,474,096)
Institutional Class	—	—	(3,200,553)
Net realized gain on investments:
Net realized gain on investments	(2,439,232)	(13,128,265)	—
Advisor Class	—	—	(13,378,586)
Institutional Class	—	—	(8,784,493)
Net increase in net assets from capital share transactions (See note 5)	51,349,802	8,962,341	293,017,683

Net increase in net assets	53,785,417	2,455,209	268,899,507

NET ASSETS:
Beginning of year	433,086,352	174,408,748	2,363,012,442

End of year	$486,871,769	$176,863,957	$2,631,911,949

Undistributed net investment income included in net assets at end of year	$771,361	$224,912	$401,702

See Notes to Financial Statements.

42

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2017

	Mid	Large	Equity
	Cap	Cap
	Equity	Value	Income
	Portfolio	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$51,985	$1,514,496	$126,103
Net realized gain (loss) on:
Investment transactions	1,218,041	4,942,796	(17,393)
Net change in unrealized gain of:
Investments	1,655,207	8,697,281	879,089

Net increase in net assets resulting from operations	2,925,233	15,154,573	987,799
Distributions to shareholders from:
Net investment income:
Net investment income	—	(1,640,134)	(105,892)
Advisor Class	(62,132)	—	—
Net realized gain on investments	—	(5,421,668)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(6,122,043)	(3,782,215)	12,088,173

Net increase (decrease) in net assets	(3,258,942)	4,310,556	12,970,080

NET ASSETS:
Beginning of year	18,048,544	72,154,315	—

End of year	$14,789,602	$76,464,871	$12,970,080

Undistributed net investment income included in net assets at end of year	$1,140	$39,233	$19,270

[1]	Portfolio commenced operations on December 21, 2016.

For the Year Ended October 31, 2016

	Mid	Large
	Cap	Cap
	Equity	Value
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$159,885	$1,306,627
Net realized gain (loss) on:
Investment transactions	(2,499,920)	5,238,363
Net change in unrealized gain (loss) of:
Investments	756,464	(3,024,298)

Net increase (decrease) in net assets resulting from operations	(1,583,571)	3,520,692
Distributions to shareholders from:
Net investment income:
Net investment income	—	(1,197,701)
Advisor Class	(174,492)	—
Net realized gain on investments:
Net realized gain on investments	—	(8,668,626)
Advisor Class	(229,576)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(9,943,336)	(4,564,658)

Net increase (decrease) in net assets	(11,930,975)	(10,910,293)

NET ASSETS:
Beginning of year	29,979,519	83,064,608

End of year	$18,048,544	$72,154,315

Undistributed net investment income included in net assets at end of year	$11,382	$197,031

See Notes to Financial Statements.

43

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2017

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	Core	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$168,709	$23,053,074	$20,244,197
Net realized gain on:
Investment transactions	18,353,539	112,943,392	92,697,678
Net change in unrealized gain (loss) of:
Investments	(7,674,531)	413,294,193	757,074,891

Net increase in net assets resulting from operations	10,847,717	549,290,659	870,016,766
Distributions to shareholders from:
Net investment income:
Net investment income	(172,842)	—	—
Advisor Class	—	(18,027,294)	(17,159,516)
Institutional Class	—	(4,495,507)	(1,964,103)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(37,602,574)	180,603,560	62,682,043

Net increase (decrease) in net assets	(26,927,699)	707,371,418	913,575,190

NET ASSETS:
Beginning of year	53,495,081	1,966,783,710	3,023,456,366

End of year	$26,567,382	$2,674,155,128	$3,937,031,556

Undistributed net investment income included in net assets at end of year	$—	$2,032,279	$2,019,426

For the Year Ended October 31, 2016

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	Core	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$155,750	$23,917,826	$15,249,255
Net realized loss on:
Investment transactions	(318,278)	(1,338,440)	(4,531,961)
Net change in unrealized gain of:
Investments	920,544	68,724,402	31,738

Net increase in net assets resulting from operations	758,016	91,303,788	10,749,032
Distributions to shareholders from:
Net investment income:
Net investment income	(156,347)	—	—
Advisor Class	—	(20,214,714)	(14,728,311)
Institutional Class	—	(2,902,174)	(108,903)
Net realized gain on investments:
Net realized gain on investments	(312,897)	—	—
Advisor Class	—	(17,780,806)	—
Net increase in net assets from capital share transactions (See note 5)	7,939,249	273,099,412	1,068,373,832

Net increase in net assets	8,228,021	323,505,506	1,064,285,650

NET ASSETS:
Beginning of year	45,267,060	1,643,278,204	1,959,170,716

End of year	$53,495,081	$1,966,783,710	$3,023,456,366

Undistributed net investment income included in net assets at end of year	$11,278	$1,568,955	$917,908

See Notes to Financial Statements.

44

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2017

	Long/Short	Total	High Yield
		Market	Municipal
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,165,154)	$158,212	$4,480,945
Net realized gain (loss) on:
Investment transactions	11,127,045	4,562,367	(425,239)
Securities sold short	(21,190,936)	(1,343,742)	—
Net change in unrealized gain (loss) of:
Investments	47,654,596	13,933,940	379,365
Securities sold short	(3,867,310)	(291,629)	—

Net increase in net assets resulting from operations	32,558,241	17,019,148	4,435,071
Distributions to shareholders from:
Net investment income	—	(160,173)	(4,350,831)
Net realized gain on investments	—	—	(615,129)
Net increase (decrease) in net assets from capital share transactions (See note 5)	28,812,138	(3,674,368)	17,080,353

Net increase in net assets	61,370,379	13,184,607	16,549,464

NET ASSETS:
Beginning of year	239,413,453	61,082,594	153,890,300

End of year	$300,783,832	$74,267,201	$170,439,764

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(852,391)	$15,798	$426,873

For the Year Ended October 31, 2016

	Long/Short	Total	High Yield
		Market	Municipal
	Portfolio	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(940,387)	$396,323	$2,077,371
Net realized gain (loss) on:
Investment transactions	(1,826,086)	(751,552)	597,983
Securities sold short	(1,494,968)	621,987	—
Net change in unrealized gain (loss) of:
Investments	10,007,001	(262,089)	1,293,617
Securities sold short	(4,273,799)	(694,316)	—

Net increase (decrease) in net assets resulting from operations	1,471,761	(689,647)	3,968,971
Distributions to shareholders from:
Net investment income	—	(408,601)	(1,770,974)
Net increase (decrease) in net assets from capital share transactions (See note 5)	44,461,487	(26,552,825)	151,692,303

Net increase (decrease) in net assets	45,933,248	(27,651,073)	153,890,300

NET ASSETS:
Beginning of year	193,480,205	88,733,667	—

End of year	$239,413,453	$61,082,594	$153,890,300

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(795,240)	$18,311	$307,166

[1]	Portfolio commenced operations on December 22, 2015.

See Notes to Financial Statements.

45

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2017

	Responsible	Women in	Short Term
			Tax Aware
	ESG U.S.	Leadership	Fixed
	Equity	U.S. Equity	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$74,582	$77,241	$221,377
Net realized gain (loss) on:
Investment transactions	83,890	79,110	(77,153)
Net change in unrealized gain of:
Investments	2,025,228	1,684,871	51,889

Net increase in net assets resulting from operations	2,183,700	1,841,222	196,113
Distributions to shareholders from:
Net investment income	(65,637)	(77,872)	(215,204)
Net increase in net assets from capital share transactions (See note 5)	4,909,970	3,573,344	3,842,969

Net increase in net assets	7,028,033	5,336,694	3,823,878

NET ASSETS:
Beginning of year	6,560,561	6,516,658	30,076,446

End of year	$13,588,594	$11,853,352	$33,900,324

Undistributed net investment income included in net assets at end of year	$7,492	$6,920	$18,485

For the Year Ended October 31, 2016

	Responsible	Women in	Short Term
			Tax Aware
	ESG U.S.	Leadership	Fixed
	Equity	U.S. Equity	Income
	Portfolio[1]	Portfolio[1]	Portfolio[2]
Increase (decrease) in net assets
Operations:
Net investment income	$25,589	$40,428	$34,407
Net realized loss on:
Investment transactions	(37,331)	(9,578)	(130)
Net change in unrealized gain (loss) of:
Investments	388,325	236,268	(88,806)

Net increase (decrease) in net assets resulting from operations	376,583	267,118	(54,529)
Distributions to shareholders from:
Net investment income	(20,176)	(32,425)	(22,071)
Net increase in net assets from capital share transactions (See note 5)	6,204,154	6,281,965	30,153,046

Net increase in net assets	6,560,561	6,516,658	30,076,446

NET ASSETS:
Beginning of year	—	—	—

End of year	$6,560,561	$6,516,658	$30,076,446

Undistributed net investment income included in net assets at end of year	$4,238	$8,760	$12,343
[1] Portfolio commenced operations on December 22, 2015.
[2] Portfolio commenced operations on June 29, 2016.

See Notes to Financial Statements.

46

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2017

	Secured	Global
		Secured	International
	Options	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(4,552,698)	$90,179	$7,911,346
Net realized gain (loss) on:
Investment transactions	6,370,303	1,210,345	11,937,738
Options written	45,444,375	(19,710)	—
Foreign currency transactions	—	—	(837)
Net change in unrealized gain (loss) of:
Investments	2,988,347	543,844	62,545,150
Options written	1,863,564	(91,742)	—
Foreign currency translations	—	—	206

Net increase in net assets resulting from operations	52,113,891	1,732,916	82,393,603
Distributions to shareholders from:
Net investment income	—	(135,356)	(7,885,718)
Net realized gain on investments:
Advisor Class	(24,886,106)	—	—
institutional Class	(3,551,257)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	214,505,934	(19,774,126)	(54,106,530)

Net increase (decrease) in net assets	238,182,462	(18,176,566)	20,401,355

NET ASSETS:
Beginning of year	574,199,839	28,818,184	441,284,272

End of year	$812,382,301	$10,641,618	$461,685,627

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(21,056)	$27,533	$212,072

For the Year Ended October 31, 2016

	Secured	Global
		Secured	International
	Options	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(3,472,743)	$594,233	$7,118,150
Net realized gain (loss) on:
Investment transactions	264,711	(3,203,812)	(25,769,702)
Options written	36,051,561	1,313,495	—
Foreign currency transactions	—	—	(3,457)
Net change in unrealized gain (loss) of:
Investments	244,394	(27,408)	9,945,309
Options Written	(4,695,056)	(308,329)	—
Foreign currency translations	—	—	3,569

Net increase (decrease) in net assets resulting from operations	28,392,867	(1,631,821)	(8,706,131)
Distributions to shareholders from:
Net investment income:
Net investment income	—	(711,091)	(7,301,630)
Advisor Class	(76)	—	—
Net realized gain on investments:
Advisor Class	(22,625,122)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	173,269,283	(57,316,577)	213,888,933

Net increase (decrease) in net assets	179,036,952	(59,659,489)	197,881,172

NET ASSETS:
Beginning of year	395,162,887	88,477,673	243,403,100

End of year	$574,199,839	$28,818,184	$441,284,272

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(23,727)	$23,622	$65,797

See Notes to Financial Statements.

47

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2017

Long/Short
Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	$32,558,241
Investments purchased	(91,672,466)
Investments sold	88,585,589
Purchases to cover securities sold short	(199,001,867)
Securities sold short	217,007,187
(Purchase)/Sale of short term investments, net	1,091,459
Increase in Interest receivable	(98,142)
Increase in Cash collateral on deposit at broker	(43,687,933)
Decrease in Securities lending receivable	152
Decrease in Dividends receivable	33,219
Decrease in Prepaid expenses	723
Increase in Obligation to return securities lending collateral	15,290
Decrease in Dividends payable for securities sold short	(73,469)
Increase in Payable for Management fees	43,333
Decrease in Payable for Directors’ fees	(702)
Increase in Payable for Shareholder Servicing fees	10,196
Decrease in Accrued expenses	(25,207)
Net change in unrealized gain (loss) on investments	(47,654,596)
Net realized gain from investments	(11,127,045)
Net change in unrealized gain (loss) on securities sold short	3,867,310
Net realized loss from securities sold short	21,190,936

Net cash provided by (used in) operating activities	(28,937,792)

Cash flows from financing activities
Proceeds from shares sold	61,154,974
Payments on shares redeemed	(32,217,182)

Net cash provided by (used in) financing activities	28,937,792

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	$—

See Notes to Financial Statements.

48

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)

For the Year Ended October 31, 2017

Total
Market
Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	$17,019,148
Investments purchased	(43,472,659)
Investments sold	46,474,936
Purchases to cover securities sold short	(30,398,546)
Securities sold short	31,491,481
(Purchase)/Sale of short term investments, net	(412,543)
Increase in Interest receivable	(2)
Increase in Dividends receivable	(13,524)
Decrease in Prepaid expenses	252
Decrease in Dividends payable for securities sold short	(10,110)
Increase in Payable for Management fees	7,749
Decrease in Payable for Directors’ fees	(420)
Increase in Payable for Shareholder Servicing fees	1,824
Decrease in Accrued expenses	(21,006)
Net change in unrealized gain (loss) on investments	(13,933,940)
Net realized gain from investments	(4,562,367)
Net change in unrealized gain (loss) on securities sold short	291,629
Net realized loss from securities sold short	1,343,742

Net cash provided by (used in) operating activities	3,805,644

Cash flows from financing activities
Proceeds from shares sold	9,082,688
Payments on shares redeemed	(12,788,786)
Cash distributions paid	(99,546)

Net cash provided by (used in) financing activities	(3,805,644)

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	$—

See Notes to Financial Statements.

49

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Years Ended October 31,
	2017[1]	2016	2015	2014	2013
Net asset value, beginning of year	$11.26	$11.20	$11.21	$11.22	$11.75

Income from investment operations:
Net investment income	0.21	0.21	0.23	0.25	0.26
Net realized and unrealized gain (loss) on investments	(0.13)	0.14	0.01	0.02	(0.45)

Total from investment operations	0.08	0.35	0.24	0.27	(0.19)

Distributions to shareholders from:
Net investment income	(0.22)	(0.23)	(0.25)	(0.26)	(0.31)
Net realized capital gains	(0.08)	(0.06)	—	(0.02)	(0.03)

Total distributions	(0.30)	(0.29)	(0.25)	(0.28)	(0.34)

Net asset value, end of year	$11.04	$11.26	$11.20	$11.21	$11.22

Total return	0.75%	3.15%	2.20%	2.52%	(1.64)%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$488,548	$486,872	$433,086	$426,528	$398,930
Ratio of operating expenses to average net assets	0.52%	0.54%	0.53%	0.56%	0.56%
Ratio of net investment income to average net assets	1.90%	1.84%	2.11%	2.23%	2.29%
Portfolio turnover rate	46%	24%	27%	18%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

	Strategic Equity Portfolio
	For the Years Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$20.94	$21.80	$23.89	$23.14	$19.20

Income from investment operations:
Net investment income	0.19	0.21	0.23	0.23	0.25
Net realized and unrealized gain on investments	5.35	0.81	0.76	3.20	4.10

Total from investment operations	5.54	1.02	0.99	3.43	4.35

Distributions to shareholders from:
Net investment income	(0.19)	(0.20)	(0.24)	(0.24)	(0.23)
Net realized capital gains	(1.39)	(1.68)	(2.84)	(2.44)	(0.18)

Total distributions	(1.58)	(1.88)	(3.08)	(2.68)	(0.41)

Net asset value, end of year	$24.90	$20.94	$21.80	$23.89	$23.14

Total return	27.83%	5.22%	4.49%	16.48%	23.08%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$209,339	$176,864	$174,409	$184,368	$179,684
Ratio of operating expenses to average net assets	0.82%	0.84%	0.84%	0.86%	0.86%
Ratio of net investment income to average net assets	0.84%	1.00%	1.03%	1.04%	1.21%
Portfolio turnover rate	15%	22%	23%	22%	46%

See Notes to Financial Statements.

50

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Years Ended October 31,
	2017	2016	2015	2014[1]	2013[1]
Net asset value, beginning of year	$25.61	$26.02	$26.30	$26.12	$18.24

Income from investment operations:
Net investment income (loss)	(0.01)	0.03	0.02	(0.02)	0.14
Net realized and unrealized gain (loss) on investments	7.07	(0.15)	0.74	1.49	8.05

Total from investment operations	7.06	(0.12)	0.76	1.47	8.19

Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.02)	(0.10)	(0.12)
Net realized capital gains	(0.52)	(0.24)	(1.02)	(1.19)	(0.19)

Total distributions	(0.54)	(0.29)	(1.04)	(1.29)	(0.31)

Net asset value, end of year	$32.13	$25.61	$26.02	$26.30	$26.12

Total return	27.84%	(0.43)%	3.03%	5.86%	45.63%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,574,979	$1,367,160	$1,399,042	$1,139,273	$639,021
Ratio of operating expenses to average net assets	0.90%	0.91%	0.91%	0.94%	0.91%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.04)%	0.12%	0.07%	(0.07)%	0.63%
Portfolio turnover rate[2]	63%	58%	53%	45%	55%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2017	2016	2015	2014[1]	2013[1]
Net asset value, beginning of year	$26.67	$27.07	$27.28	$27.00	$18.86

Income from investment operations:
Net investment income	0.05	0.08	0.08	0.01	0.11
Net realized and unrealized gain (loss) on investments	7.37	(0.16)	0.76	1.57	8.39

Total from investment operations	7.42	(0.08)	0.84	1.58	8.50

Distributions to shareholders from:
Net investment income	(0.03)	(0.08)	(0.03)	(0.11)	(0.17)
Net realized capital gains	(0.52)	(0.24)	(1.02)	(1.19)	(0.19)

Total distributions	(0.55)	(0.32)	(1.05)	(1.30)	(0.36)

Net asset value, end of year	$33.54	$26.67	$27.07	$27.28	$27.00

Total return	28.10%	(0.25)%	3.24%	6.10%	45.82%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,879,657	$1,264,752	$963,970	$531,853	$154,993
Ratio of operating expenses to average net assets	0.70%	0.71%	0.71%	0.74%	0.75%
Ratio of net investment income to average net assets	0.16%	0.30%	0.26%	0.03%	0.48%
Portfolio turnover rate[2]	63%	58%	53%	45%	55%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

51

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Mid Cap Equity Portfolio Advisor Shares
				For the
				Period
				September 30,
				2014[1]
	For the Years Ended October 31,			through October 31,
	2017	2016	2015[2]	2014[2]
Net asset value, beginning of year	$9.90	$10.57	$10.23	$10.00

Income from investment operations:
Net investment income (loss)	0.03	0.08	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	1.75	(0.60)	0.32 [3]	0.24

Total from investment operations	1.78	(0.52)	0.37	0.23

Distributions to shareholders from:
Net investment income	(0.04)	(0.07)	(0.03)	—
Net realized capital gains	—	(0.08)	—	—

Total distributions	(0.04)	(0.15)	(0.03)	—

Net asset value, end of year	$11.64	$9.90	$10.57	$10.23

Total return[4]	18.00%	(4.94)%	3.62%	2.30%[5]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$14,790	$18,049	$29,980	$9,262
Ratio of operating expenses before waiver/reimbursement to average net assets	1.16%	1.15%	1.44%	1.58%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%	1.00%	1.00%[6]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.30%	0.66%	0.43%	(0.30)%[6]
Portfolio turnover rate	47%	84%	54%	3%[7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.

52

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Years Ended October 31,
	2017[1]	2016	2015[1]	2014	2013[1]
Net asset value, beginning of year	$10.22	$11.15	$12.85	$12.96	$10.56

Income from investment operations:
Net investment income	0.21	0.19	0.12	0.03	0.08
Net realized and unrealized gain on investments	1.96	0.30	0.06	1.72	2.92

Total from investment operations	2.17	0.49	0.18	1.75	3.00

Distributions to shareholders from:
Net investment income	(0.24)	(0.17)	(0.11)	(0.05)	(0.10)
Net realized capital gains	(0.78)	(1.25)	(1.77)	(1.81)	(0.50)

Total distributions	(1.02)	(1.42)	(1.88)	(1.86)	(0.60)

Net asset value, end of year	$11.37	$10.22	$11.15	$12.85	$12.96

Total return	22.17%	5.58%	1.28%	15.48%	29.90%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$76,465	$72,154	$83,065	$98,642	$95,748
Ratio of operating expenses to average net assets	0.91%	0.91%	0.91%	0.92%	0.90%
Ratio of net investment income to average net assets	1.99%	1.83%	1.03%	0.28%	0.73%
Portfolio turnover rate	93%	110%	106%	106%	147%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

Equity Income Portfolio
For the Period December 21, 2016[1] through October 31, 2017[2]
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain on investments	1.01

Total from investment operations	1.17

Distributions to shareholders from:
Net investment income	(0.11)

Total distributions	(0.11)

Net asset value, end of period	$11.06

Total return[3,4]	11.77%

Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	2.08%
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	0.85%
Ratio of net investment income to average net assets[5]	1.82%
Portfolio turnover rate	14%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

53

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Years Ended October 31,
	2017	2016	2015[1]	2014	2013
Net asset value, beginning of year	$9.52	$9.55	$10.33	$9.77	$7.36

Income from investment operations:				0.00 [2]
Net investment income	0.03	0.04	0.03		0.07
Net realized and unrealized gain on investments	2.24	0.03	0.21	0.65	2.41

Total from investment operations	2.27	0.07	0.24	0.65	2.48

Distributions to shareholders from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.07)
Net realized capital gains	—	(0.07)	(1.00)	(0.08)	—

Total distributions	(0.03)	(0.10)	(1.02)	(0.09)	(0.07)

Net asset value, end of year	$11.76	$9.52	$9.55	$10.33	$9.77

Total return	23.91%	0.72%	2.58%	6.69%	33.94%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$26,567	$53,495	$45,267	$38,485	$37,481
Ratio of operating expenses to average net assets	0.93%	0.94%	0.94%	0.96%	0.96%
Ratio of net investment income to average net assets	0.32%	0.31%	0.30%	0.01%	0.84%
Portfolio turnover rate	107%	100%	135%	127%	134%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

	Large Cap Core Portfolio Advisor Shares
	For the Years Ended October 31,
	2017	2016[1]	2015	2014	2013
Net asset value, beginning of year	$22.36	$22.34	$21.76	$18.57	$14.10

Income from investment operations:
Net investment income	0.23	0.25	0.22	0.18	0.17
Net realized and unrealized gain on investments	5.72	0.25	1.23	3.54	4.46

Total from investment operations	5.95	0.50	1.45	3.72	4.63

Distributions to shareholders from:
Net investment income	(0.23)	(0.25)	(0.22)	(0.19)	(0.16)
Net realized capital gains	—	(0.23)	(0.65)	(0.34)	—

Total distributions	(0.23)	(0.48)	(0.87)	(0.53)	(0.16)

Net asset value, end of year	$28.08	$22.36	$22.34	$21.76	$18.57

Total return	26.74%	2.34%	6.83%	20.46%	33.02%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,124,803	$1,691,802	$1,643,278	$724,089	$287,542
Ratio of operating expenses to average net assets	0.86%	0.88%	0.87%	0.87%	0.86%
Ratio of net investment income to average net assets	0.94%	1.14%	1.05%	1.00%	1.07%
Portfolio turnover rate	62%	111%	122%	73%	90%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

54

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Large Cap Core Portfolio Institutional Shares
	For the Year Ended October 31, 2017	For the Period December 30, 2015[1] through October 31, 2016[2]
Net asset value, beginning of year	$22.37	$21.85

Income from investment operations:
Net investment income	0.27	0.29
Net realized and unrealized gain on investments	5.73	0.45

Total from investment operations	6.00	0.74

Distributions to shareholders from:
Net investment income	(0.28)	(0.22)

Total distributions	(0.28)	(0.22)

Net asset value, end of year	$28.09	$22.37

Total return	26.96%	3.41%[3]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$549,352	$274,982
Ratio of operating expenses to average net assets	0.66%	0.68%[4]
Ratio of net investment income to average net assets	1.12%	1.31%[4]
Portfolio turnover rate	62%	111%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

55

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Large Cap Growth Portfolio Advisor Shares
	For the Years Ended October 31,
	2017	2016[1]	2015	2014	2013
Net asset value, beginning of year	$24.76	$24.70	$23.05	$19.65	$14.81

Income from investment operations:
Net investment income	0.16	0.16	0.13	0.14	0.14
Net realized and unrealized gain on investments	6.77	0.05 [2]	2.26	4.26	4.83

Total from investment operations	6.93	0.21	2.39	4.40	4.97

Distributions to shareholders from:
Net investment income	(0.15)	(0.15)	(0.13)	(0.14)	(0.13)
Net realized capital gains	—	—	(0.61)	(0.86)	—

Total distributions	(0.15)	(0.15)	(0.74)	(1.00)	(0.13)

Net asset value, end of year	$31.54	$24.76	$24.70	$23.05	$19.65

Total return	28.05%	0.87%	10.60%	23.36%	33.65%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$3,076,616	$2,988,342	$1,959,171	$630,362	$184,552
Ratio of operating expenses to average net assets	0.86%	0.88%	0.87%	0.88%	0.87%
Ratio of net investment income to average net assets	0.56%	0.66%	0.59%	0.70%	0.85%
Portfolio turnover rate	69%	88%	95%	76%	99%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

56

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Large Cap Growth Portfolio Institutional Shares
	For the Year Ended October 31, 2017	For the Period November 5, 2015[1] through October 31, 2016[2]
Net asset value, beginning of year	$24.77	$24.83

Income from investment operations:
Net investment income	0.18	0.22
Net realized and unrealized gain (loss) on investments	6.80	(0.08)

Total from investment operations	6.98	0.14

Distributions to shareholders from:
Net investment income	(0.20)	(0.20)

Total distributions	(0.20)	(0.20)

Net asset value, end of year	$31.55	$24.77

Total return	28.28%	0.60%[3]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$860,416	$35,114
Ratio of operating expenses to average net assets	0.66%	0.68%[4]
Ratio of net investment income to average net assets	0.66%	0.90%[4]
Portfolio turnover rate	69%	88%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

57

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Long/Short Portfolio
	For the Years Ended October 31,
	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of year	$11.39	$11.32	$10.80	$10.50	$9.29

Income from investment operations:
Net investment income (loss)	(0.05)	(0.03)	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain on investments	1.52	0.10	0.59	0.37	1.26

Total from investment operations	1.47	0.07	0.52	0.30	1.21

Net asset value, end of year	$12.86	$11.39	$11.32	$10.80	$10.50

Total return[2]	12.91%	0.62%	4.81%[3]	2.86%[3]	13.02%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$300,784	$239,413	$193,480	$109,965	$29,108
Ratio of operating expenses before waiver/reimbursement to average net assets	2.77%	2.73%	2.64%	2.48%	2.62%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.42%	2.38%	2.29%	2.13%	2.27%
Ratio of net investment income to average net assets	(0.43)%	(0.41)%	(0.67)%	(0.63)%	(0.53)%
Portfolio turnover rate[5]	65%	98%	119%	150%	154%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.15%, 1.17%, 1.16%, 1.22% and 1.25% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013 respectively.
[5]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

58

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Total Market Portfolio
	For the Years Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$14.65	$14.68	$15.07	$12.78	$9.68

Income from investment operations:
Net investment income	0.04	0.09	0.08	0.06	0.09
Net realized and unrealized gain (loss) on investments	4.23	(0.04)	0.49	2.29	3.09

Total from investment operations	4.27	0.05	0.57	2.35	3.18

Distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.08)	(0.06)	(0.08)
Net realized capital gains	—	—	(0.88)	(0.00)[1]	—

Total distributions	(0.04)	(0.08)	(0.96)	(0.06)	(0.08)

Net asset value, end of year	$18.88	$14.65	$14.68	$15.07	$12.78

Total return[2]	29.18%	0.37%	3.94%	18.43%	33.01%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$74,267	$61,083	$88,734	$61,467	$38,426
Ratio of operating expenses before waiver/reimbursement to average net assets	2.40%	2.59%	2.29%	2.23%	2.29%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	2.05%	2.16%	1.93%	1.85%	1.94%
Ratio of net investment income to average net assets	0.24%	0.56%	0.55%	0.41%	0.83%
Portfolio turnover rate[4]	70%	88%	129%	117%	138%

[1]	Amount rounds to less than $0.01 per share.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding dividends sold short and flex fees was 1.23%, 1.25%, 1.25%, 1.25% and 1.20% for the years ended October 31, 2017, 2016, 2015, 2014, 2013, respectively.
[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

59

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	High Yield Municipal Portfolio

		For the
	For the Year	Period
		December 22, 2015[1]
	Ended	through
	October 31,	October 31,
	2017	2016[2]
Net asset value, beginning of year	$10.39	$10.00

Income from investment operations:
Net investment income	0.30	0.22
Net realized and unrealized gain (loss) on investments	(0.01)	0.34

Total from investment operations	0.29	0.56

Distributions to shareholders from:
Net investment income	(0.29)	(0.17)
Net realized capital gains	(0.04)	—

Total distributions	(0.33)	(0.17)

Net asset value, end of year	$10.35	$10.39

Total return	2.89%	5.56%[3,4]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$170,440	$153,893
Ratio of operating expenses to average net assets	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	—%	1.08%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	—%	1.00%[5]
Ratio of net investment income to average net assets	2.92%	2.44%[5]
Portfolio turnover rate	43%[6]	73%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Annualized.
[6]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

60

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Responsible ESG U.S. Equity Portfolio

		For the
	For the Year	Period
		December 22, 2015[1]
	Ended	through
	October 31,	October 31,
	2017	2016[2]
Net asset value, beginning of year	$10.84	$10.00

Income from investment operations:
Net investment income	0.09	0.07
Net realized and unrealized gain on investments	2.77	0.82

Total from investment operations	2.86	0.89

Distributions to shareholders from:
Net investment income	(0.09)	(0.05)

Total distributions	(0.09)	(0.05)

Net asset value, end of year	$13.61	$10.84

Total return[3]	26.42%	8.87%[4]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.23%	2.21%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%[5]
Ratio of net investment income to average net assets	0.75%	0.76%[5]
Portfolio turnover rate	54%	65%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

61

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Women in Leadership U.S. Equity Portfolio

		For the
	For the Year	Period
		December 22, 2015[1]
	Ended	through
	October 31,	October 31,
	2017	2016[2]
Net asset value, beginning of year	$10.65	$10.00

Income from investment operations:
Net investment income	0.11	0.14

Net realized and unrealized gain on investments	2.45	0.63

Total from investment operations	2.56	0.77

Distributions to shareholders from:
Net investment income	(0.11)	(0.12)

Total distributions	(0.11)	(0.12)

Net asset value, end of year	$13.10	$10.65

Total return[3]	24.11%	7.73%[4]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.28%	2.22%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%[5]
Ratio of net investment income to average net assets	0.88%	1.31%[5]
Portfolio turnover rate	70%	81%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

62

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Short Term Tax Aware Fixed Income Portfolio
		For the
	For the Year	Period
		June 29, 2016[1]
	Ended	through
	October 31,	October 31,
	2017[2]	2016[2]
Net asset value, beginning of year	$9.99	$10.00

Income from investment operations:
Net investment income	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.01)	(0.02)

Total from investment operations	0.06	0.00

Distributions to shareholders from:
Net investment income	(0.07)	(0.01)

Total distributions	(0.07)	(0.01)

Net asset value, end of year	$9.98	$9.99

Total return[3]	0.57%	(0.02)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	0.69%	0.90%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	0.55%	0.55%[6]
Ratio of net investment income to average net assets[5]	0.69%	0.46%[6]
Portfolio turnover rate	31%	35%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.

See Notes to Financial Statements.

63

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

	Secured Options Portfolio Advisor Shares
	For the Years Ended October 31,
	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of year	$12.45	$12.57	$12.47	$13.24	$13.28

Income from investment operations:
Net investment income (loss)	(0.08)	(0.09)	(0.09)	(0.11)	(0.11)
Net realized and unrealized gain on investments	0.99	0.68	0.84	0.85	1.51

Total from investment operations	0.91	0.59	0.75	0.74	1.40

Distributions to shareholders from:
Net realized capital gains	(0.61)	(0.71)	(0.65)	(1.51)	(1.44)

Total distributions	(0.61)	(0.71)	(0.65)	(1.51)	(1.44)

Net asset value, end of year	$12.75	$12.45	$12.57	$12.47	$13.24

Total return	7.53%	5.08%	6.37%	6.22%	11.90%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$446,859	$574,200	$395,163	$365,675	$381,546
Ratio of operating expenses to average net assets[2]	0.85%	0.85%	0.84%	0.87%	0.86%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[2]	(0.68)%	0.95%	(0.77)%	(0.81)%	(0.81)%
Portfolio turnover rate	—%[3]	—%[3]	—%[3]	1,108%	1,120%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[3]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.

64

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued)

For a share outstanding throughout each year

Secured Options
Portfolio
Institutional Shares
For the Period
November 9, 2016[1]
through
October 31, 2017[2]
Net asset value, beginning of year	$12.61

Income from investment operations:
Net investment income (loss)	(0.06)
Net realized and unrealized gain on investments	0.83

Total from investment operations	0.77

Distributions to shareholders from:
Net realized capital gains	(0.61)

Total distributions	(0.61)

Net asset value, end of year	$12.77

Total return	6.34%[3]

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$365,523
Ratio of operating expenses to average net assets[4]	0.65%[5]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[4]	(0.45)%[5]
Portfolio turnover rate	—%[6]

[1]	Class commenced operations on November 9, 2016.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.

65

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS — (Concluded)

For a share outstanding throughout each year

	Global Secured Options Portfolio
	For the Years Ended October 31,
	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of year	$9.60	$9.96	$10.58	$11.52	$10.15

Income from investment operations:
Net investment income (loss)	0.06	0.15	0.19	0.13	(0.08)
Net realized and unrealized gain (loss) on investments	0.99	(0.30)	(0.48)	(0.11)	1.48

Total from investment operations	1.05	(0.15)	(0.29)	0.02	1.40

Distributions to shareholders from:
Net investment income	(0.07)	(0.21)	(0.21)	(0.11)	—
Net realized capital gains	—	—	(0.12)	(0.85)	(0.03)

Total distributions	(0.07)	(0.21)	(0.33)	(0.96)	(0.03)

Net asset value, end of year	$10.58	$9.60	$9.96	$10.58	$11.52

Total return	10.94%	(1.47)%	(2.78)%	0.30%	13.78%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$10,642	$28,818	$88,478	$100,552	$98,182
Ratio of operating expenses to average net assets[2]	1.13%	0.91%	0.84%	0.87%	0.95%
Ratio of net investment income to average net assets[2]	0.58%	1.61%	1.83%	1.20%	(0.74)%
Portfolio turnover rate	9%	70%	106%	81%	7%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.

	International Portfolio
	For the Years Ended October 31,
	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of year	$12.76	$13.45	$13.83	$14.52	$11.88

Income from investment operations:
Net investment income	0.25	0.24	0.15	0.24	0.25
Net realized and unrealized gain (loss) on investments	2.41	(0.71)	(0.40)	(0.65)	2.59

Total from investment operations	2.66	(0.47)	(0.25)	(0.41)	2.84

Distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.13)	(0.28)	(0.20)

Total distributions	(0.26)	(0.22)	(0.13)	(0.28)	(0.20)

Net asset value, end of year	$15.16	$12.76	$13.45	$13.83	$14.52

Total return	20.96%[2]	(3.44)%[2]	(1.83)%[2]	(2.94)%[2]	24.21%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$461,686	$441,284	$243,403	$37,520	$63,344
Ratio of operating expenses to average net assets	—%	—%	—%	—%	1.15%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.06%	1.12%	1.24%	1.24%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.04%	1.24%	1.23%	—%
Ratio of net investment income to average net assets	1.82%	1.88%	1.10%	1.64%	1.91%
Portfolio turnover rate	75%	121%	148%	47%	43%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.

See Notes to Financial Statements.

66

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Face Amount		Value

AGENCY NOTES* — 15.5%
	Federal Home Loan Bank — 4.9%
$19,000,000	5.000% due 11/17/17	$19,033,250
4,500,000	4.125% due 12/13/19	4,726,962

		23,760,212

	Federal Home Loan Mortgage Corporation — 2.1%
10,000,000	2.375% due 1/13/22	10,143,290

	Federal National Mortgage Association — 8.5%
9,650,000	1.250% due 5/6/21	9,464,267
10,000,000	2.625% due 9/6/24	10,208,200
7,960,000	2.125% due 4/24/26	7,723,532
10,000,000	6.625% due 11/15/30	14,182,550

		41,578,549

	TOTAL AGENCY NOTES (Cost $76,113,500)	75,482,051

MORTGAGE-BACKED SECURITIES*,1 — 23.3%
	Federal Home Loan Mortgage Corporation — 9.1%
2	# G00807, 9.500% due 3/1/21	2
129,610	# G12342, 5.500% due 8/1/21	134,505
33,154	# J03604, 5.500% due 10/1/21	34,391
18,469	# J03649, 5.500% due 10/1/21	18,989
52,499	# G12442, 6.000% due 11/1/21	55,216
59,578	# J03536, 5.500% due 11/1/21	60,476
44,438	# G18163, 5.500% due 1/1/22	46,452
175,794	# G13396, 5.500% due 12/1/23	185,626
51,465	# D78677, 8.000% due 3/1/27	53,154
157,099	# C00742, 6.500% due 4/1/29	177,118
13,421	# A57845, 7.000% due 2/1/37	13,493
42,873	# A68937, 6.000% due 11/1/37	48,563
35,589	# A68332, 5.500% due 11/1/37	39,506
409,905	# A69653, 5.500% due 12/1/37	454,894
202,447	# A70446, 5.000% due 12/1/37	219,545
381,978	# A73370, 5.000% due 2/1/38	416,137
451,095	# A90421, 4.500% due 12/1/39	483,716
522,956	# A92890, 4.500% due 7/1/40	560,631
1,950,325	# A97620, 4.500% due 3/1/41	2,094,673
3,151,676	# C03770, 3.500% due 2/1/42	3,255,940
1,675,741	# Q07651, 3.500% due 4/1/42	1,727,311
4,285,485	# Q41208, 3.500% due 6/1/46	4,408,513
14,536,543	# Q46279, 3.500% due 2/1/47	14,953,857
14,194,774	# Q47596, 4.000% due 4/1/47	14,899,587

		44,342,295

	Federal National Mortgage Association — 13.8%
4,406	# 686230, 5.500% due 2/1/18	4,410
7,493	# 254685, 5.000% due 4/1/18	7,614
24,164	# 740449, 5.500% due 9/1/18	24,238
13,294	# 255159, 5.500% due 3/1/19	13,477
11	# 313796, 9.500% due 2/1/21	11
1,350	# 125275, 7.000% due 3/1/24	1,443
1,484	# 313795, 9.500% due 1/1/25	1,494
921,281	# AH6827, 4.000% due 3/1/26	968,187
900,022	# AI1657, 4.000% due 4/1/26	946,060
1,292,837	# AB3900, 3.000% due 11/1/26	1,328,208
22,034	# 373328, 8.000% due 3/1/27	22,085
1,749,205	# AK4751, 3.000% due 4/1/27	1,797,210
17,374	# 390895, 8.000% due 6/1/27	17,591

See Notes to Financial Statements.

67

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Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)

	Federal National Mortgage Association — (Continued)
$3,650,496	# AO0533, 3.000% due 6/1/27	$3,750,516
93,983	# 397602, 8.000% due 8/1/27	102,969
1,951	# 499335, 6.500% due 8/1/29	2,163
6,346	# 252806, 7.500% due 10/1/29	7,417
367	# 523497, 7.500% due 11/1/29	406
2,196	# 588945, 7.000% due 6/1/31	2,383
58,882	# 607862, 7.000% due 9/1/31	63,438
8,440	# 656872, 6.500% due 8/1/32	9,355
17,959	# 687575, 7.000% due 2/1/33	18,138
280,003	# 789856, 6.000% due 8/1/34	318,274
77,007	# 820811, 6.000% due 4/1/35	86,533
72,715	# 829202, 5.000% due 7/1/35	79,673
155,367	# 826586, 5.000% due 8/1/35	170,481
33,973	# 256216, 7.000% due 4/1/36	39,344
146,075	# 898412, 5.000% due 10/1/36	158,803
31,103	# 910894, 5.000% due 2/1/37	34,083
21,413	# 912456, 6.500% due 3/1/37	23,735
78,523	# 959877, 5.000% due 11/1/37	85,166
489,011	# 973241, 5.000% due 3/1/38	531,480
138,298	# 975593, 5.000% due 6/1/38	149,998
162,157	# 257573, 5.500% due 2/1/39	179,868
619,972	# AD7128, 4.500% due 7/1/40	667,425
5,572,619	# AH1568, 4.500% due 12/1/40	6,026,613
2,705,768	# AH6991, 4.000% due 1/1/41	2,852,136
1,789,801	# AH4004, 4.500% due 3/1/41	1,925,901
1,534,889	# AH8351, 4.000% due 3/1/41	1,618,303
1,142,969	# AJ1315, 4.000% due 9/1/41	1,213,448
1,679,295	# AI8779, 4.000% due 11/1/41	1,770,136
2,804,185	# AJ5958, 4.000% due 12/1/41	2,955,612
1,044,804	# AK5070, 3.500% due 3/1/42	1,077,686
4,455,982	# AK5426, 3.500% due 3/1/42	4,601,282
7,841,260	# AT7682, 3.500% due 6/1/43	8,113,943
6,820,887	# AS6326, 3.500% due 12/1/45	7,016,666
7,606,323	# AS6881, 3.500% due 3/1/46	7,824,646
8,297,935	# BC0960, 4.000% due 6/1/46	8,711,908

		67,321,956

	Government National Mortgage Association — 0.4%
12,312	# 460389, 7.000% due 5/15/28	12,365
7,831	# 464049, 7.000% due 7/15/28	8,356
13,708	# 476259, 7.000% due 8/15/28	13,740
10,136	# 485264, 7.500% due 2/15/31	10,351
20,555	# 559304, 7.000% due 9/15/31	22,461
257,767	# 652486, 5.500% due 4/15/36	288,422
294,982	# 651859, 5.000% due 6/15/36	320,952
233,388	# 782150, 5.500% due 4/15/37	261,533
51,628	# 662521, 6.000% due 8/15/37	58,363
109,451	# 677545, 6.000% due 11/15/37	123,054
151,639	# 676291, 6.000% due 12/15/37	170,486
71,575	# 685836, 5.500% due 4/15/38	79,391
496,393	# 698235, 5.000% due 6/15/39	541,938
128,353	# 716655, 5.000% due 8/15/39	139,180

		2,050,592

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $113,541,662)	113,714,843

See Notes to Financial Statements.

68

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

CORPORATE NOTES* — 45.8%
	Automotive — 2.5%
$7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	$7,003,367
5,000,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	5,017,171

		12,020,538

	Banking — 7.5%
5,000,000	GE Capital International Funding Co. Unlimited, 4.418% due 11/15/35	5,345,957
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,100,724
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,618,612
6,000,000	Wells Fargo & Co., 2.500% due 3/4/21	6,024,582
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,695,914

		36,785,789

	Beverages, Food & Tobacco — 3.1%
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,293,662
5,000,000	PepsiCo, Inc., 4.875% due 11/1/40	5,817,828

		15,111,490

	Communications — 5.5%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	16,143,112
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23	10,918,070

		27,061,182

	Computer Software & Processing — 8.5%
11,250,000	Apple, Inc., 4.500% due 2/23/36	12,820,243
9,650,000	International Business Machines Corp., 3.450% due 2/19/26	9,970,688
8,000,000	Microsoft Corp., 3.450% due 8/8/36	8,082,810
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,685,212

		41,558,953

	Cosmetics & Personal Care — 1.1%
4,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	5,414,702

	Electronics — 2.8%
5,000,000	Applied Materials, Inc., 3.900% due 10/1/25	5,362,374
8,000,000	Intel Corp., 3.300% due 10/1/21	8,355,058

		13,717,432

	Financial — 2.0%
5,000,000	JPMorgan Chase & Co., 6.000% due 1/15/18	5,044,800

See Notes to Financial Statements.

69

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Financial — (Continued)
$4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	$4,705,608

		9,750,408

	Financial Services — 1.3%
6,000,000	Bear Stearns Cos. LLC (The), 7.250% due 2/1/18	6,081,828

	Heavy Machinery — 1.2%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,810,534

	Industrial — 2.1%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,477,393

	Insurance — 3.5%
6,500,000	Aflac, Inc., 2.400% due 3/16/20	6,552,303
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,665,006

		17,217,309

	Pharmaceuticals — 1.7%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	8,378,941

	Retailers — 3.0%
8,264,000	Target Corp., 6.000% due 1/15/18	8,340,887
6,000,000	Target Corp., 3.500% due 7/1/24	6,271,511

		14,612,398

	TOTAL CORPORATE NOTES (Cost $221,940,263)	223,998,897

U.S. TREASURY NOTES/BONDS* — 11.7%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	18,395,508
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,803,125
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,275,391
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,337,031
4,000,000	U.S. Treasury Notes, 1.375% due 11/30/18	3,994,219
14,500,000	U.S. Treasury Notes, 1.250% due 10/31/19	14,400,312
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,933,906

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $57,664,381)	57,139,492

See Notes to Financial Statements.

70

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

REPURCHASE AGREEMENT* — 2.8%
$13,673,098	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $13,673,144, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $14,100,000, coupon rate of 2.000%, due 4/30/24, market value of $13,949,398)	$13,673,098

	TOTAL REPURCHASE AGREEMENT (Cost $13,673,098)	13,673,098

TOTAL INVESTMENTS (Cost $482,932,904)	99.1%	$484,008,381

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	4,539,711

NET ASSETS	100.0%	$488,548,092

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at October 31, 2017.

See Notes to Financial Statements.

71

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

SECTOR DIVERSIFICATION

On October 31, 2017, sector diversification of the Portfolio was as follows:

	% of Net Assets	Value
SECTOR:
Corporate	45.8%	$223,998,897
Federal National Mortgage Association	22.3	108,900,505
U.S. Treasury Notes/Bonds	11.7	57,139,492
Federal Home Loan Mortgage Corporation	11.2	54,485,585
Federal Home Loan Bank	4.9	23,760,212
Government National Mortgage Association	0.4	2,050,592

TOTAL	96.3%	$470,335,283

REPURCHASE AGREEMENT	2.8	13,673,098

TOTAL INVESTMENTS	99.1%	$484,008,381

See Notes to Financial Statements.

72

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.0%
	Aerospace & Defense — 7.7%
24,726	Boeing Co. (The)	$6,378,813
33,640	Raytheon Co.	6,061,928
31,500	United Technologies Corp.	3,772,440

		16,213,181

	Banks — 7.3%
51,726	JPMorgan Chase & Co.	5,204,153
36,977	PNC Financial Services Group, Inc. (The)	5,058,084
91,150	Wells Fargo & Co.	5,117,161

		15,379,398

	Beverages — 4.2%
54,159	Dr Pepper Snapple Group, Inc.	4,639,260
37,458	PepsiCo, Inc.	4,128,995

		8,768,255

	Biotechnology — 4.7%
16,891	Biogen, Inc.[1]	5,264,249
59,543	Gilead Sciences, Inc.	4,463,343

		9,727,592

	Capital Markets — 4.2%
145,727	Invesco, Ltd.	5,215,569
38,659	Northern Trust Corp.	3,615,390

		8,830,959

	Communications Equipment — 2.8%
171,587	Cisco Systems, Inc.	5,859,696

	Consumer Finance — 3.2%
26,568	American Express Co.	2,537,775
62,692	Discover Financial Services	4,170,899

		6,708,674

	Electrical Equipment — 3.1%
95,893	AMETEK, Inc.	6,471,819

	Electronic Equipment, Instruments & Components — 1.7%
40,054	Amphenol Corp. — Class A	3,484,698

	Energy Equipment & Services — 3.2%
96,297	Halliburton Co.	4,115,734
40,779	Schlumberger, Ltd.	2,609,856

		6,725,590

	Food & Staples Retailing — 1.5%
36,587	Wal-Mart Stores, Inc.	3,194,411

	Food Products — 1.9%
82,888	Campbell Soup Co.	3,926,405

	Health Care Equipment & Supplies — 2.5%
137,679	Smith & Nephew PLC, Sponsored ADR	5,267,599

	Health Care Providers & Services — 3.6%
31,702	Laboratory Corp. of America Holdings[1]	4,872,914
70,331	Patterson Cos., Inc.	2,602,247

		7,475,161

	Household Products — 1.4%
41,522	Colgate-Palmolive Co.	2,925,225

See Notes to Financial Statements.

73

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 2.2%
30,545	Chubb, Ltd.	$4,606,797

	Internet & Catalog Retail — 2.8%
3,093	Priceline Group, Inc. (The)[1]	5,913,692

	Internet Software & Services — 3.0%
6,116	Alphabet, Inc. — Class C1	6,217,770

	IT Services — 12.6%
30,310	Accenture PLC — Class A	4,314,931
70,722	Cognizant Technology Solutions Corp. — Class A	5,351,534
31,264	Gartner, Inc.[1]	3,917,692
65,119	Global Payments, Inc.	6,769,120
40,910	Mastercard, Inc. — Class A	6,086,181

		26,439,458

	Life Sciences Tools & Services — 2.4%
25,191	Waters Corp.[1]	4,938,696

	Machinery — 1.9%
22,071	Parker-Hannifin Corp.	4,030,385

	Media — 2.0%
60,914	Omnicom Group, Inc.	4,092,812

	Multi-line Retail — 3.4%
45,855	Dollar General Corp.	3,706,918
36,448	Dollar Tree, Inc.[1]	3,325,880

		7,032,798

	Oil, Gas & Consumable Fuels — 1.9%
33,749	Chevron Corp.	3,911,172

	Pharmaceuticals — 2.1%
81,423	Abbott Laboratories	4,415,569

	Software — 3.1%
127,650	Oracle Corp.	6,497,385

	Specialty Retail — 2.5%
31,299	Home Depot, Inc.	5,188,748

	Technology Hardware, Storage & Peripherals — 4.2%
52,531	Apple, Inc.	8,879,840

	Textiles, Apparel & Luxury Goods — 1.9%
41,294	Carter’s, Inc.	3,994,369

	TOTAL COMMON STOCKS (Cost $126,933,229)	207,118,154

See Notes to Financial Statements.

74

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

REPURCHASE AGREEMENT* — 0.9%
$1,928,014	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $1,928,021, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $1,990,000, coupon rate of 2.000%, due 4/30/24, market value of $1,968,745)	$1,928,014

	TOTAL REPURCHASE AGREEMENT (Cost $1,928,014)	1,928,014

TOTAL INVESTMENTS (Cost $128,861,243)	99.9%	$209,046,168

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	292,833

NET ASSETS	100.0%	$209,339,001

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviations:

ADR — American Depositary Receipt

75

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
IT Services	12.6%	$26,439,458
Aerospace & Defense	7.7	16,213,181
Banks	7.3	15,379,398
Biotechnology	4.7	9,727,592
Technology Hardware, Storage & Peripherals	4.2	8,879,840
Capital Markets	4.2	8,830,959
Beverages	4.2	8,768,255
Health Care Providers & Services	3.6	7,475,161
Multi-line Retail	3.4	7,032,798
Energy Equipment & Services	3.2	6,725,590
Consumer Finance	3.2	6,708,674
Software	3.1	6,497,385
Electrical Equipment	3.1	6,471,819
Internet Software & Services	3.0	6,217,770
Internet & Catalog Retail	2.8	5,913,692
Communications Equipment	2.8	5,859,696
Health Care Equipment & Supplies	2.5	5,267,599
Specialty Retail	2.5	5,188,748
Life Sciences Tools & Services	2.4	4,938,696
Insurance	2.2	4,606,797
Pharmaceuticals	2.1	4,415,569
Media	2.0	4,092,812
Machinery	1.9	4,030,385
Textiles, Apparel & Luxury Goods	1.9	3,994,369
Food Products	1.9	3,926,405
Oil, Gas & Consumable Fuels	1.9	3,911,172
Electronic Equipment, Instruments & Components	1.7	3,484,698
Food & Staples Retailing	1.5	3,194,411
Household Products	1.4	2,925,225

TOTAL COMMON STOCKS	99.0%	$207,118,154

REPURCHASE AGREEMENT	0.9	1,928,014

TOTAL INVESTMENTS	99.9%	$209,046,168

See Notes to Financial Statements.

76

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 96.9%
	Airlines — 0.6%
443,472	SkyWest, Inc.	$20,887,531

	Automotive — 2.9%
2,228,839	American Axle & Manufacturing Holdings, Inc.[1]	39,651,046
243,429	LCI Industries	30,136,510
211,756	Thor Industries, Inc.	28,845,402

		98,632,958

	Banking — 15.4%
938,672	Chemical Financial Corp.	49,458,628
463,834	Eagle Bancorp, Inc.[1]	30,914,536
376,341	Euronet Worldwide, Inc.[1]	36,369,594
763,468	FCB Financial Holdings, Inc. — Class A1	35,653,956
456,643	First Interstate BancSystem, Inc. — Class A	17,946,070
3,869,007	FNB Corp.	52,192,904
1,187,039	Great Western Bancorp, Inc.	48,181,913
1,797,831	Home BancShares, Inc.	40,415,241
1,687,267	Hope Bancorp, Inc.	31,130,076
704,870	LegacyTexas Financial Group, Inc.	28,117,264
1,288,428	Umpqua Holdings Corp.	26,361,237
1,441,691	United Community Banks, Inc.	39,531,167
773,956	Western Alliance Bancorp[1]	43,186,745
663,990	Wintrust Financial Corp.	53,975,747

		533,435,078

	Building Materials — 3.5%
2,814,286	Builders FirstSource, Inc.[1]	50,713,434
543,860	EMCOR Group, Inc.	43,786,168
355,933	US Concrete, Inc.[1,2]	27,833,961

		122,333,563

	Chemicals — 2.1%
658,988	Huntsman Corp.	21,100,796
720,125	Trinseo SA	51,128,875

		72,229,671

	Commercial Services — 4.9%
590,035	Aaron’s, Inc.	21,713,288
917,199	AMN Healthcare Services, Inc.[1]	40,265,036
317,356	Grand Canyon Education, Inc.[1]	28,406,536
862,947	Korn/Ferry International	36,097,073
670,391	On Assignment, Inc.[1]	41,041,337

		167,523,270

	Communications — 2.6%
1,006,771	ARRIS International PLC[1]	28,692,974
2,821,357	Iridium Communications, Inc.[1,2]	33,856,284
588,193	NETGEAR, Inc.[1]	27,439,203

		89,988,461

	Computer Software & Processing — 2.7%
326,002	CACI International, Inc. — Class A1	46,862,787
403,058	Verint Systems, Inc.[1]	17,009,048
1,170,971	Web.com Group, Inc.[1]	28,220,401

		92,092,236

	Computers & Information — 1.8%
1,047,625	Electronics for Imaging, Inc.[1]	32,329,707

See Notes to Financial Statements.

77

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Information — (Continued)
584,237	Omnicell, Inc.[1]	$29,095,003

		61,424,710

	Electric Utilities — 2.9%
373,944	ALLETE, Inc.	$29,298,512
534,548	IDACORP, Inc.	49,194,452
329,064	Ormat Technologies, Inc.	21,366,126

		99,859,090

	Electrical Equipment — 0.8%
400,271	EnerSys	27,766,799

	Electronics — 5.0%
927,668	Integrated Device Technology, Inc.[1]	28,822,644
1,597,638	MaxLinear, Inc.[1]	39,094,202
635,421	Mercury Systems, Inc.[1]	32,069,698
853,359	Microsemi Corp.[1]	45,543,770
1,242,326	Xperi Corp.	28,573,498

		174,103,812

	Entertainment & Leisure — 2.1%
2,563,038	Callaway Golf Co.	36,984,638
825,700	Camping World Holdings, Inc. — Class A	34,695,914

		71,680,552

	Financial Services — 4.8%
546,533	EPR Properties	37,809,153
460,904	Evercore, Inc. — Class A	36,918,410
1,489,676	Hudson Pacific Properties, Inc.	50,380,842
1,108,539	Pebblebrook Hotel Trust	39,530,501

		164,638,906

	Forest Products & Paper — 3.3%
759,655	Boise Cascade Co.[1]	26,929,770
3,412,236	Graphic Packaging Holding Co.	52,855,536
520,262	Masonite International Corp.[1]	34,909,580

		114,694,886

	Health Care Providers — 1.9%
890,842	Acadia Healthcare Co., Inc.[1]	27,936,805
790,037	Tivity Health, Inc.[1]	36,539,211

		64,476,016

	Heavy Construction — 3.8%
678,651	Granite Construction, Inc.	43,223,282
1,025,234	MasTec, Inc.[1]	44,648,941
2,520,746	TRI Pointe Group, Inc.[1]	44,591,997

		132,464,220

	Heavy Machinery — 3.7%
1,181,840	Brooks Automation, Inc.	40,643,478
599,481	Dycom Industries, Inc.[1]	52,652,416
1,037,933	Entegris, Inc.	33,992,306

		127,288,200

	Home Construction, Furnishings & Appliances — 0.9%
336,789	Helen of Troy, Ltd.[1]	31,287,698

	Household Products — 0.9%
661,242	Apogee Enterprises, Inc.	31,561,081

See Notes to Financial Statements.

78

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Industrial - Diversified — 0.3%
258,798	Hillenbrand, Inc.	$10,235,461

	Insurance — 1.7%
2,876,683	Radian Group, Inc.	60,295,276

	Lodging — 0.9%
1,029,746	Boyd Gaming Corp.	30,099,476

	Media - Broadcasting & Publishing — 2.4%
417,091	Nexstar Media Group, Inc.	26,610,406
294,840	Ryman Hospitality Properties, Inc.	19,497,769
1,180,559	Sinclair Broadcast Group, Inc. — Class A	37,423,720

		83,531,895

	Medical Supplies — 6.4%
968,525	BioTelemetry, Inc.[1]	28,135,651
169,645	Coherent, Inc.[1]	44,567,438
936,884	Globus Medical, Inc. — Class A1	29,858,493
177,007	ICU Medical, Inc.[1]	33,826,038
974,420	Integra LifeSciences Holdings Corp.[1]	45,583,367
477,054	Merit Medical Systems, Inc.[1]	18,151,905
774,946	Wright Medical Group N.V.[1]	20,311,335

		220,434,227

	Miscellaneous — 1.1%
1,740,650	Columbia Property Trust, Inc.	38,433,552

	Oil & Gas — 3.7%
2,364,544	Callon Petroleum Co.[1]	26,222,793
1,891,327	Carrizo Oil & Gas, Inc.[1,2]	33,457,575
118,924	Chesapeake Utilities Corp.	9,579,328
625,636	Delek US Holdings, Inc.	16,297,818
1,743,189	Gulfport Energy Corp.[1]	23,881,689
1,179,924	ProPetro Holding Corp.[1]	17,970,242

		127,409,445

	Pharmaceuticals — 4.7%
1,092,053	Emergent BioSolutions, Inc.[1]	44,763,253
3,509,805	Horizon Pharma PLC[1]	47,592,956
310,674	Ligand Pharmaceuticals, Inc.[1]	45,156,466
555,009	Supernus Pharmaceuticals, Inc.[1]	23,088,374

		160,601,049

	Real Estate — 0.5%
735,116	Hilltop Holdings, Inc.	17,319,333

	Real Estate Investment Trusts — 1.2%
1,098,771	Starwood Waypoint Homes	39,896,375

	Restaurants — 2.3%
2,189,728	Bloomin’ Brands, Inc.	38,933,364
872,772	Dave & Buster’s Entertainment, Inc.[1]	42,067,610

		81,000,974

	Retailers — 1.6%
1,012,770	Five Below, Inc.[1]	55,955,543

	Telecommunications — 1.2%
545,969	j2 Global, Inc.	40,478,142

	Textiles, Clothing & Fabrics — 0.9%
502,187	Oxford Industries, Inc.	32,441,280

See Notes to Financial Statements.

79

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 1.4%
1,025,559	Knight-Swift Transportation Holdings, Inc.[1,2]	$42,509,421
252,410	Matson, Inc.	6,873,123

		49,382,544

	TOTAL COMMON STOCKS (Cost $2,790,808,491)	3,345,883,310

Face Amount

REPURCHASE AGREEMENT* — 3.4%
$119,086,058	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $119,086,455, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $122,780,000, coupon rate of 2.000%, due 4/30/24, market value of $121,468,587)	119,086,058

	TOTAL REPURCHASE AGREEMENT (Cost $119,086,058)	119,086,058

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%
91,306,611	State Street Navigator Securities Lending Government Money Market Portfolio	91,306,611

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $91,306,611)	91,306,611

TOTAL INVESTMENTS (Cost $3,001,201,160)	102.9%	$3,556,275,979

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.9)	(101,639,769)

NET ASSETS	100.0%	$3,454,636,210

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

80

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banking	15.4%	$533,435,078
Medical Supplies	6.4	220,434,227
Electronics	5.0	174,103,812
Commercial Services	4.9	167,523,270
Financial Services	4.8	164,638,906
Pharmaceuticals	4.7	160,601,049
Heavy Construction	3.8	132,464,220
Oil & Gas	3.7	127,409,445
Heavy Machinery	3.7	127,288,200
Building Materials	3.5	122,333,563
Forest Products & Paper	3.3	114,694,886
Electric Utilities	2.9	99,859,090
Automotive	2.9	98,632,958
Computer Software & Processing	2.7	92,092,236
Communications	2.6	89,988,461
Media - Broadcasting & Publishing	2.4	83,531,895
Restaurants	2.3	81,000,974
Chemicals	2.1	72,229,671
Entertainment & Leisure	2.1	71,680,552
Health Care Providers	1.9	64,476,016
Computers & Information	1.8	61,424,710
Insurance	1.7	60,295,276
Retailers	1.6	55,955,543
Transportation	1.4	49,382,544
Telecommunications	1.2	40,478,142
Real Estate Investment Trusts	1.2	39,896,375
Miscellaneous	1.1	38,433,552
Textiles, Clothing & Fabrics	0.9	32,441,280
Household Products	0.9	31,561,081
Home Construction, Furnishings & Appliances	0.9	31,287,698
Lodging	0.9	30,099,476
Electrical Equipment	0.8	27,766,799
Airlines	0.6	20,887,531
Real Estate	0.5	17,319,333
Industrial - Diversified	0.3	10,235,461

TOTAL COMMON STOCKS	96.9%	$3,345,883,310

REPURCHASE AGREEMENT	3.4	119,086,058

INVESTMENT OF SECURITY LENDING COLLATERAL	2.6	91,306,611

TOTAL INVESTMENTS	102.9%	$3,556,275,979

See Notes to Financial Statements.

81

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 98.8%
	Advertising — 2.1%
9,750	Interpublic Group of Cos., Inc. (The)	$187,688
5,416	Outfront Media, Inc.	127,005

		314,693

	Automotive — 3.3%
10,861	Gentex Corp.	210,812
2,041	Thor Industries, Inc.	278,025

		488,837

	Banking — 10.2%
6,231	East West Bancorp, Inc.	372,863
21,113	Huntington Bancshares, Inc.	291,359
7,753	PacWest Bancorp	374,625
3,520	Prosperity Bancshares, Inc.	231,546
4,329	Western Alliance Bancorp[1]	241,558

		1,511,951

	Chemicals — 3.3%
3,776	Berry Plastics Group, Inc.[1]	224,483
4,596	Chemours Co. (The)	260,180

		484,663

	Commercial Services — 7.8%
7,520	AECOM[1]	263,651
1,657	ManpowerGroup, Inc.	204,275
4,915	Total System Services, Inc.	354,126
4,864	Vantiv, Inc. — Class A1	340,480

		1,162,532

	Communications — 6.9%
6,075	ARRIS International PLC[1]	173,138
11,285	Ciena Corp.[1]	240,032
7,888	CommScope Holding Co., Inc.[1]	253,520
2,554	Harris Corp.	355,823

		1,022,513

	Computer Software & Processing — 3.1%
3,230	Amdocs, Ltd.	210,273
3,592	Deluxe Corp.	250,183

		460,456

	Computers & Information — 1.5%
6,872	NCR Corp.[1]	220,523

	Containers & Packaging — 1.8%
4,418	Crown Holdings, Inc.[1]	265,831

	Electric Utilities — 4.0%
9,037	Great Plains Energy, Inc.	296,685
7,848	OGE Energy Corp.	289,120

		585,805

	Electronics — 3.7%
3,241	Arrow Electronics, Inc.[1]	270,915
8,825	Integrated Device Technology, Inc.[1]	274,193

		545,108

	Entertainment & Leisure — 1.6%
6,537	Gaming and Leisure Properties, Inc.	238,862

See Notes to Financial Statements.

82

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Financial Services — 3.0%
5,729	Corporate Office Properties Trust	$182,927
15,669	Sunstone Hotel Investors, Inc.	255,718

		438,645

	Forest Products & Paper — 2.3%
8,747	Masco Corp.	348,306

	Health Care Providers — 4.2%
6,259	Envision Healthcare Corp.[1]	266,633
2,270	Laboratory Corp. of America Holdings[1]	348,922

		615,555

	Heavy Construction — 5.4%
10,085	MasTec, Inc.[1]	439,202
11,993	PulteGroup, Inc.	362,548

		801,750

	Heavy Machinery — 4.5%
4,384	Dycom Industries, Inc.[1]	385,047
5,929	ITT, Inc.	276,528

		661,575

	Industrial — 2.2%
3,999	Crane Co.	332,397

	Insurance — 8.7%
4,205	Lincoln National Corp.	318,655
32,816	MGIC Investment Corp.[1]	469,269
12,484	Old Republic International Corp.	253,300
6,069	Voya Financial, Inc.	243,731

		1,284,955

	Media - Broadcasting & Publishing — 0.9%
11,006	TEGNA, Inc.	134,603

	Metals & Mining — 4.1%
3,877	Belden, Inc.	309,811
8,030	Steel Dynamics, Inc.	298,796

		608,607

	Oil & Gas — 3.4%
2,159	Andeavor	229,372
6,454	Antero Resources Corp.[1,2]	125,208
5,216	TechnipFMC PLC[1]	142,866

		497,446

	Real Estate — 2.7%
14,068	Apple Hospitality REIT, Inc.	266,448
5,723	Forest City Realty Trust, Inc. — Class A	140,957

		407,405

	Restaurants — 1.4%
2,465	Darden Restaurants, Inc.	202,796

	Retailers — 1.4%
3,665	Cars.com, Inc.[1]	87,300
4,859	Dick’s Sporting Goods, Inc.	118,900

		206,200

	Transportation — 5.3%
1,165	Huntington Ingalls Industries, Inc.	271,247

See Notes to Financial Statements.

83

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Transportation — (Continued)
2,365	Old Dominion Freight Line, Inc.	$286,472
2,889	Wabtec Corp.[2]	221,009

		778,728

	TOTAL COMMON STOCKS (Cost $12,083,821)	14,620,742

Face Amount

REPURCHASE AGREEMENT* — 1.3%
$186,906	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $186,907, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $195,000, coupon rate of 1.750%, due 5/31/22, market value of $194,618)	186,906

	TOTAL REPURCHASE AGREEMENT (Cost $186,906)	186,906

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.9%
282,556	State Street Navigator Securities Lending Government Money Market Portfolio	282,556

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $282,556)	282,556

TOTAL INVESTMENTS (Cost $12,553,283)	102.0%	$15,090,204

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(300,602)

NET ASSETS	100.0%	$14,789,602

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

84

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banking	10.2%	$1,511,951
Insurance	8.7	1,284,955
Commercial Services	7.8	1,162,532
Communications	6.9	1,022,513
Heavy Construction	5.4	801,750
Transportation	5.3	778,728
Heavy Machinery	4.5	661,575
Health Care Providers	4.2	615,555
Metals & Mining	4.1	608,607
Electric Utilities	4.0	585,805
Electronics	3.7	545,108
Oil & Gas	3.4	497,446
Automotive	3.3	488,837
Chemicals	3.3	484,663
Computer Software & Processing	3.1	460,456
Financial Services	3.0	438,645
Real Estate	2.7	407,405
Forest Products & Paper	2.3	348,306
Industrial	2.2	332,397
Advertising	2.1	314,693
Containers & Packaging	1.8	265,831
Entertainment & Leisure	1.6	238,862
Computers & Information	1.5	220,523
Retailers	1.4	206,200
Restaurants	1.4	202,796
Media - Broadcasting & Publishing	0.9	134,603

TOTAL COMMON STOCKS	98.8%	$14,620,742

REPURCHASE AGREEMENT	1.3	186,906

INVESTMENT OF SECURITY LENDING COLLATERAL	1.9	282,556

TOTAL INVESTMENTS	102.0%	$15,090,204

See Notes to Financial Statements.

85

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.6%
	Advertising — 0.9%
9,910	Omnicom Group, Inc.	$665,853

	Airlines — 2.2%
7,425	FedEx Corp.	1,676,639

	Banking — 7.1%
39,499	Bank of New York Mellon Corp. (The)	2,032,224
12,010	Capital One Financial Corp.	1,107,082
31,465	Citigroup, Inc.	2,312,677

		5,451,983

	Beverages, Food & Tobacco — 2.6%
23,425	Archer-Daniels-Midland Co.	957,380
13,880	Tyson Foods, Inc. — Class A	1,011,991

		1,969,371

	Chemicals — 2.2%
8,650	LyondellBasell Industries N.V. — Class A	895,534
6,620	PPG Industries, Inc.	769,509

		1,665,043

	Computers & Information — 2.0%
52,485	Hewlett Packard Enterprise Co.	730,591
9,035	Western Digital Corp.	806,555

		1,537,146

	Electric Utilities — 6.2%
10,165	American Electric Power Co., Inc.	756,378
8,815	Duke Energy Corp.	778,452
23,685	Exelon Corp.	952,374
14,945	Public Service Enterprise Group, Inc.	735,294
13,870	Southern Co. (The)	724,014
15,325	Xcel Energy, Inc.	758,894

		4,705,406

	Electronic Technology — 1.9%
6,950	Lam Research Corp.	1,449,562

	Electronics — 5.3%
41,665	Intel Corp.	1,895,341
29,755	Micron Technology, Inc.[1]	1,318,444
9,230	TE Connectivity, Ltd.	839,653

		4,053,438

	Financial Services — 13.3%
12,496	Ameriprise Financial, Inc.	1,956,124
96,915	Bank of America Corp.	2,654,502
34,465	JPMorgan Chase & Co.	3,467,523
25,550	Morgan Stanley	1,277,500
12,955	Prologis, Inc.	836,634

		10,192,283

	Forest Products & Paper — 1.4%
9,420	Packaging Corp. of America	1,095,263

	Heavy Machinery — 4.0%
4,510	Cummins, Inc.	797,729
17,220	Eaton Corp. PLC	1,377,944
5,025	Parker-Hannifin Corp.	917,615

		3,093,288

See Notes to Financial Statements.

86

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Home Construction, Furnishings & Appliances — 1.1%
20,115	Newell Brands, Inc.	$820,290

	Household Products — 1.4%
6,735	Stanley Black & Decker, Inc.	1,088,039

	Insurance — 9.1%
14,275	Aflac, Inc.	1,197,530
17,990	American International Group, Inc.	1,162,334
5,490	Anthem, Inc.	1,148,563
14,015	MetLife, Inc.	750,924
19,830	Principal Financial Group, Inc.	1,305,805
12,670	Prudential Financial, Inc.	1,399,528

		6,964,684

	Media - Broadcasting & Publishing — 1.3%
17,675	CBS Corp. — Class B	991,921

	Medical Supplies — 3.7%
10,415	Ingersoll-Rand PLC	922,769
8,820	Medtronic PLC	710,186
9,920	Zimmer Biomet Holdings, Inc.	1,206,471

		2,839,426

	Metals & Mining — 2.1%
50,320	Corning, Inc.	1,575,519

	Miscellaneous — 1.1%
20,990	Mondelez International, Inc. — Class A	869,616

	Oil & Gas — 10.7%
26,180	Chevron Corp.	3,034,000
31,585	Exxon Mobil Corp.	2,632,610
14,160	ONEOK, Inc.	768,463
11,435	Schlumberger, Ltd.	731,840
13,220	Valero Energy Corp.	1,042,926

		8,209,839

	Pharmaceuticals — 7.0%
19,005	Johnson & Johnson	2,649,487
5,715	McKesson Corp.	787,984
55,255	Pfizer, Inc.	1,937,241

		5,374,712

	Real Estate Investment Trusts — 1.9%
7,180	Crown Castle International Corp.	768,834
10,705	Ventas, Inc.	671,739

		1,440,573

	Retailers — 4.8%
14,105	CVS Health Corp.	966,616
8,000	Express Scripts Holding Co.[1]	490,320
15,555	Walgreens Boots Alliance, Inc.	1,030,830
13,560	Wal-Mart Stores, Inc.	1,183,923

		3,671,689

	Technology — 1.3%
30,115	Cisco Systems, Inc.	1,028,427

	Telecommunications — 2.1%
48,060	AT&T, Inc.	1,617,219

See Notes to Financial Statements.

87

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Telephone Systems — 1.1%
16,720	Verizon Communications, Inc.	$800,386

	Transportation — 1.8%
10,880	Royal Caribbean Cruises, Ltd.	1,346,618

	TOTAL COMMON STOCKS (Cost $62,735,389)	76,194,233

TOTAL INVESTMENTS (Cost $62,735,389)	99.6%	$76,194,233

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	270,638

NET ASSETS	100.0%	$76,464,871

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Financial Statements.

88

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Financial Services	13.3%	$10,192,283
Oil & Gas	10.7	8,209,839
Insurance	9.1	6,964,684
Banking	7.1	5,451,983
Pharmaceuticals	7.0	5,374,712
Electric Utilities	6.2	4,705,406
Electronics	5.3	4,053,438
Retailers	4.8	3,671,689
Heavy Machinery	4.0	3,093,288
Medical Supplies	3.7	2,839,426
Beverages, Food & Tobacco	2.6	1,969,371
Airlines	2.2	1,676,639
Chemicals	2.2	1,665,043
Telecommunications	2.1	1,617,219
Metals & Mining	2.1	1,575,519
Computers & Information	2.0	1,537,146
Electronic Technology	1.9	1,449,562
Real Estate Investment Trusts	1.9	1,440,573
Transportation	1.8	1,346,618
Forest Products & Paper	1.4	1,095,263
Household Products	1.4	1,088,039
Technology	1.3	1,028,427
Media - Broadcasting & Publishing	1.3	991,921
Miscellaneous	1.1	869,616
Home Construction, Furnishings & Appliances	1.1	820,290
Telephone Systems	1.1	800,386
Advertising	0.9	665,853

TOTAL COMMON STOCKS	99.6%	$76,194,233

TOTAL INVESTMENTS	99.6%	$76,194,233

See Notes to Financial Statements.

89

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.4%
995	Lockheed Martin Corp.	$306,619

	Air Freight & Logistics — 1.2%
1,330	United Parcel Service, Inc. — Class B	156,315

	Banks — 6.8%
4,330	BB&T Corp.	213,209
3,380	JPMorgan Chase & Co.	340,062
5,755	Wells Fargo & Co.	323,086

		876,357

	Beverages — 1.4%
2,095	Dr Pepper Snapple Group, Inc.	179,458

	Biotechnology — 2.2%
1,660	Amgen, Inc.	290,865

	Capital Markets — 4.5%
995	Ameriprise Financial, Inc.	155,758
475	BlackRock, Inc.	223,644
2,240	T Rowe Price Group, Inc.	208,096

		587,498

	Chemicals — 2.8%
1,330	Air Products & Chemicals, Inc.	212,042
2,140	DowDuPont, Inc.	154,743

		366,785

	Commercial Services & Supplies — 1.2%
2,475	Republic Services, Inc.	161,048

	Communications Equipment — 4.0%
9,665	Cisco Systems, Inc.	330,060
5,855	Corning, Inc.	183,320

		513,380

	Distributors — 1.6%
2,380	Genuine Parts Co.	209,987

	Diversified Telecommunication Services — 2.2%
2,715	AT&T, Inc.	91,360
4,045	Verizon Communications, Inc.	193,634

		284,994

	Electric Utilities — 1.3%
2,240	American Electric Power Co., Inc.	166,678

	Electrical Equipment — 1.5%
2,380	Eaton Corp. PLC	190,448

	Electronic Equipment, Instruments & Components — 2.3%
3,240	TE Connectivity, Ltd.	294,743

	Energy Equipment & Services — 1.4%
2,815	Schlumberger, Ltd.	180,160

	Equity Real Estate Investment Trusts — 2.7%
3,095	Lamar Advertising Co. REIT	218,012
665	Public Storage REIT	137,821

		355,833

	Food & Staples Retailing — 1.6%
3,000	CVS Health Corp.	205,590

See Notes to Financial Statements.

90

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — 1.5%
1,805	Hershey Co. (The)	$191,655

	Health Care Providers & Services — 3.0%
2,095	Cardinal Health, Inc.	129,680
2,715	Quest Diagnostics, Inc.	254,613

		384,293

	Hotels, Restaurants & Leisure — 3.5%
2,715	McDonald’s Corp.	453,161

	Household Products — 1.3%
1,520	Kimberly-Clark Corp.	171,015

	Industrial Conglomerates — 4.1%
1,760	3M Co.	405,134
905	Honeywell International, Inc.	130,465

		535,599

	Insurance — 4.1%
1,760	Chubb, Ltd.	265,443
4,000	Principal Financial Group, Inc.	263,400

		528,843

	IT Services — 5.5%
2,190	Accenture PLC — Class A	311,768
665	International Business Machines Corp.	102,450
4,715	Paychex, Inc.	300,770

		714,988

	Leisure Equipment & Products — 1.3%
1,760	Hasbro, Inc.	162,958

	Media — 2.6%
2,905	Omnicom Group, Inc.	195,187
1,380	Time Warner, Inc.	135,640

		330,827

	Multi-Utilities — 2.4%
1,520	DTE Energy Co.	167,899
2,045	WEC Energy Group, Inc.	137,813

		305,712

	Oil, Gas & Consumable Fuels — 4.8%
1,520	Chevron Corp.	176,153
2,760	Exxon Mobil Corp.	230,046
2,760	Valero Energy Corp.	217,736

		623,935

	Pharmaceuticals — 9.5%
3,715	AbbVie, Inc.	335,279
3,290	Johnson & Johnson	458,659
3,240	Merck & Co., Inc.	178,491
7,470	Pfizer, Inc.	261,898

		1,234,327

	Road & Rail — 0.8%
950	Union Pacific Corp.	110,001

	Semiconductors & Semiconductor Equipment — 7.1%
4,311	Analog Devices, Inc.	393,594
5,040	Intel Corp.	229,270

See Notes to Financial Statements.

91

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
3,140	Texas Instruments, Inc.	$303,607

		926,471

	Software — 3.1%
4,900	Microsoft Corp.	407,582

	Specialty Retail — 1.0%
760	Home Depot, Inc.	125,993

	Textiles, Apparel & Luxury Goods — 1.4%
8,230	Hanesbrands, Inc.	185,175

	Tobacco — 1.4%
2,860	Altria Group, Inc.	183,669

	TOTAL COMMON STOCKS (Cost $12,023,873)	12,902,962

Face Amount

REPURCHASE AGREEMENT* — 1.1%
$146,478	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $146,479, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $150,000, coupon rate of 1.750%, due 5/31/22, market value of $149,706)	146,478

	TOTAL REPURCHASE AGREEMENT (Cost $146,478)	146,478

TOTAL INVESTMENTS (Cost $12,170,351)	100.6%	$13,049,440

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(79,360)

NET ASSETS	100.0%	$12,970,080

*	Percentages indicated are based on net assets.

See Notes to Financial Statements.

92

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	9.5%	$1,234,327
Semiconductors & Semiconductor Equipment	7.1	926,471
Banks	6.8	876,357
IT Services	5.5	714,988
Oil, Gas & Consumable Fuels	4.8	623,935
Capital Markets	4.5	587,498
Industrial Conglomerates	4.1	535,599
Insurance	4.1	528,843
Communications Equipment	4.0	513,380
Hotels, Restaurants & Leisure	3.5	453,161
Software	3.1	407,582
Health Care Providers & Services	3.0	384,293
Chemicals	2.8	366,785
Equity Real Estate Investment Trusts	2.7	355,833
Media	2.6	330,827
Aerospace & Defense	2.4	306,619
Multi-Utilities	2.4	305,712
Electronic Equipment, Instruments & Components	2.3	294,743
Biotechnology	2.2	290,865
Diversified Telecommunication Services	2.2	284,994
Distributors	1.6	209,987
Food & Staples Retailing	1.6	205,590
Food Products	1.5	191,655
Electrical Equipment	1.5	190,448
Textiles, Apparel & Luxury Goods	1.4	185,175
Tobacco	1.4	183,669
Energy Equipment & Services	1.4	180,160
Beverages	1.4	179,458
Household Products	1.3	171,015
Electric Utilities	1.3	166,678
Leisure Equipment & Products	1.3	162,958
Commercial Services & Supplies	1.2	161,048
Air Freight & Logistics	1.2	156,315
Specialty Retail	1.0	125,993
Road & Rail	0.8	110,001

TOTAL COMMON STOCKS	99.5%	$12,902,962

REPURCHASE AGREEMENT	1.1	146,478

TOTAL INVESTMENTS	100.6%	$13,049,440

See Notes to Financial Statements.

93

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Face Amount		Value

REPURCHASE AGREEMENT* — 18.0%
$4,787,055	With Fixed income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $4,787,071, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $4,940,000, coupon rate of 2.000%, due 4/30/24, market value of $4,887,236)	$4,787,055

	TOTAL REPURCHASE AGREEMENT (Cost $4,787,055)	4,787,055

TOTAL INVESTMENTS (Cost $4,787,055)	18.0%	$4,787,055

OTHER ASSETS IN EXCESS OF LIABILITIES	82.0	21,780,327

NET ASSETS	100.0%	$26,567,382

*	Percentages indicated are based on net assets.

See Notes to Financial Statements.

94

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

REPURCHASE AGREEMENT	18.0	4,787,055

TOTAL INVESTMENTS	18.0%	$4,787,055

See Notes to Financial Statements.

95

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.3%
138,655	Boeing Co. (The)	$35,770,217
221,560	United Technologies Corp.	26,534,025

		62,304,242

	Airlines — 1.2%
247,393	Alaska Air Group, Inc.	16,335,360
267,877	Southwest Airlines Co.	14,427,855

		30,763,215

	Auto Components — 1.1%
160,337	Lear Corp.	28,153,574

	Banks — 6.5%
811,475	Citizens Financial Group, Inc.	30,844,165
385,117	Comerica, Inc.	30,258,643
1,070,661	Fifth Third Bancorp.	30,942,103
296,808	JPMorgan Chase & Co.	29,861,853
169,613	PNC Financial Services Group, Inc. (The)	23,201,362
502,718	Wells Fargo & Co.	28,222,588

		173,330,714

	Beverages — 3.6%
430,666	Coca-Cola Co. (The)	19,802,023
131,252	Constellation Brands, Inc. — Class A	28,756,001
241,409	Dr Pepper Snapple Group, Inc.	20,679,095
238,380	PepsiCo, Inc.	26,276,627

		95,513,746

	Biotechnology — 2.7%
142,320	Amgen, Inc.	24,937,310
92,666	Biogen, Inc.[1]	28,880,286
194,845	Celgene Corp.[1]	19,673,500

		73,491,096

	Capital Markets — 3.7%
149,454	Ameriprise Financial, Inc.	23,395,529
201,111	Bank of New York Mellon Corp. (The)	10,347,161
567,975	Franklin Resources, Inc.	23,928,787
151,740	T Rowe Price Group, Inc.	14,096,646
556,665	TD Ameritrade Holding Corp.	27,827,683

		99,595,806

	Chemicals — 1.8%
189,619	Celanese Corp. — Class A	19,779,158
263,597	LyondellBasell Industries N.V. — Class A	27,290,197

		47,069,355

	Commercial Services & Supplies — 1.2%
305,256	Avery Dennison Corp.	32,409,030

	Communications Equipment — 2.3%
800,373	Cisco Systems, Inc.	27,332,738
181,807	F5 Networks, Inc.[1]	22,047,735
447,963	Juniper Networks, Inc.	11,122,921

		60,503,394

	Consumer Finance — 1.6%
342,977	Discover Financial Services	22,818,260
590,826	Synchrony Financial	19,272,744

		42,091,004

See Notes to Financial Statements.

96

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — 0.8%
179,879	Packaging Corp. of America	$20,914,531

	Diversified Telecommunication Services — 1.0%
797,269	AT&T, Inc.	26,828,102

	Electric Utilities — 0.9%
306,531	Edison International	24,507,153

	Energy Equipment & Services — 0.5%
379,918	National Oilwell Varco, Inc.	12,989,396

	Equity Real Estate Investment Trusts — 2.1%
208,751	American Tower Corp.	29,991,256
691,211	Brixmor Property Group, Inc.	12,075,456
161,582	Extra Space Storage, Inc.	13,183,476

		55,250,188

	Food & Staples Retailing — 1.9%
343,722	Walgreens Boots Alliance, Inc.	22,778,457
328,309	Wal-Mart Stores, Inc.	28,664,659

		51,443,116

	Food Products — 1.1%
410,686	Tyson Foods, Inc. — Class A	29,943,116

	Health Care Providers & Services — 4.8%
122,458	Aetna, Inc.	20,821,534
161,198	Anthem, Inc.	33,724,234
223,888	Centene Corp.[1]	20,971,589
202,770	Express Scripts Holding Co.[1]	12,427,773
52,864	Humana, Inc.	13,498,822
134,441	UnitedHealth Group, Inc.	28,262,187

		129,706,139

	Hotels, Restaurants & Leisure — 2.2%
206,891	Royal Caribbean Cruises, Ltd.	25,606,899
299,142	Wyndham Worldwide Corp.	31,963,323

		57,570,222

	Household Products — 1.8%
547,113	Church & Dwight Co., Inc.	24,713,094
210,994	Kimberly-Clark Corp.	23,738,935

		48,452,029

	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	26,958,641

	Insurance — 3.5%
359,460	Lincoln National Corp.	27,239,879
156,524	Marsh & McLennan Cos., Inc.	12,667,487
410,825	Principal Financial Group, Inc.	27,052,826
537,321	Unum Group	27,962,185

		94,922,377

	Internet & Catalog Retail — 1.0%
13,502	Priceline Group, Inc. (The)[1]	25,815,284

	Internet Software & Services — 3.3%
26,630	Alphabet, Inc. — Class A1	27,509,855
782,519	eBay, Inc.[1]	29,454,015

See Notes to Financial Statements.

97

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Internet Software & Services — (Continued)
171,616	Facebook, Inc. — Class A1	$30,901,177

		87,865,047

	IT Services — 5.6%
177,838	Accenture PLC — Class A	25,317,018
223,494	Amdocs, Ltd.	14,549,459
405,042	Cognizant Technology Solutions Corp. — Class A	30,649,528
108,119	DXC Technology Co.	9,895,051
549,874	PayPal Holdings, Inc.[1]	39,898,858
266,696	Visa, Inc. — Class A	29,331,226

		149,641,140

	Leisure Equipment & Products — 0.5%
132,452	Hasbro, Inc.	12,263,731

	Life Sciences Tools & Services — 3.2%
38,945	Mettler-Toledo International, Inc.[1]	26,585,025
150,332	Thermo Fisher Scientific, Inc.	29,138,852
150,483	Waters Corp.[1]	29,502,192

		85,226,069

	Machinery — 3.1%
179,416	Illinois Tool Works, Inc.	28,082,192
292,769	Ingersoll-Rand PLC	25,939,334
175,096	Stanley Black & Decker, Inc.	28,286,759

		82,308,285

	Media — 1.6%
641,212	Comcast Corp.— Class A	23,102,869
303,454	Omnicom Group, Inc.	20,389,074

		43,491,943

	Multi-line Retail — 1.0%
447,668	Target Corp.	26,430,319

	Multi-Utilities — 2.4%
429,839	Ameren Corp.	26,645,720
453,946	CenterPoint Energy, Inc.	13,427,723
497,907	CMS Energy Corp.	24,083,761

		64,157,204

	Oil, Gas & Consumable Fuels — 4.6%
281,361	Andeavor	29,891,793
110,837	Chevron Corp.	12,844,900
692,467	Kinder Morgan, Inc.	12,540,577
457,398	Marathon Petroleum Corp.	27,324,957
148,655	Phillips 66	13,539,497
356,799	Valero Energy Corp.	28,147,873

		124,289,597

	Pharmaceuticals — 2.1%
319,492	AbbVie, Inc.	28,834,153
196,683	Johnson & Johnson	27,419,577

		56,253,730

	Professional Services — 1.1%
239,612	ManpowerGroup, Inc.	29,539,367

	Real Estate Management & Development — 1.0%
646,889	CBRE Group, Inc. — Class A1	25,435,676

See Notes to Financial Statements.

98

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Management & Development — (Continued)
69,386	Realogy Holdings Corp.	$2,243,249

		27,678,925

	Semiconductors & Semiconductor Equipment — 5.2%
299,944	Applied Materials, Inc.	16,925,840
694,528	Intel Corp.	31,594,079
150,376	Lam Research Corp.	31,363,922
150,777	NVIDIA Corp.	31,182,191
298,733	Texas Instruments, Inc.	28,884,494

		139,950,526

	Software — 6.2%
284,625	Citrix Systems, Inc.[1]	23,512,871
137,610	Electronic Arts, Inc.[1]	16,458,156
331,137	Microsoft Corp.	27,543,976
534,355	Oracle Corp.	27,198,669
338,093	Synopsys, Inc.[1]	29,251,806
360,101	VMware, Inc. — Class A1,2	43,100,489

		167,065,967

	Specialty Retail — 3.3%
427,364	Best Buy Co., Inc.	23,923,837
156,093	Home Depot, Inc.	25,877,097
313,203	Lowe’s Cos., Inc.	25,040,580
225,666	Ross Stores, Inc.	14,327,534

		89,169,048

	Technology Hardware, Storage & Peripherals — 4.0%
176,688	Apple, Inc.	29,867,340
732,139	HP, Inc.	15,777,595
640,050	NetApp, Inc.	28,431,021
373,993	Western Digital Corp.	33,386,355

		107,462,311

	Textiles, Apparel & Luxury Goods — 0.5%
540,041	Hanesbrands, Inc.	12,150,923

	TOTAL COMMON STOCKS (Cost $2,032,729,367)	2,655,469,602

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$18,257,314	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $18,257,375, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $18,825,000, coupon rate of 2.000%, due 4/30/24, market value of $18,623,930)	18,257,314

	TOTAL REPURCHASE AGREEMENT (Cost $18,257,314)	18,257,314

See Notes to Financial Statements.

99

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.1%
30,362,605	State Street Navigator Securities Lending Government Money Market Portfolio	$30,362,605

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $30,362,605)	30,362,605

TOTAL INVESTMENTS (Cost $2,081,349,286)	101.1%	$2,704,089,521

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(29,934,393)

NET ASSETS	100.0%	$2,674,155,128

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

100

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	6.5%	$173,330,714
Software	6.2	167,065,967
IT Services	5.6	149,641,140
Semiconductors & Semiconductor Equipment	5.2	139,950,526
Health Care Providers & Services	4.8	129,706,139
Oil, Gas & Consumable Fuels	4.6	124,289,597
Technology Hardware, Storage & Peripherals	4.0	107,462,311
Capital Markets	3.7	99,595,806
Beverages	3.6	95,513,746
Insurance	3.5	94,922,377
Specialty Retail	3.3	89,169,048
Internet Software & Services	3.3	87,865,047
Life Sciences Tools & Services	3.2	85,226,069
Machinery	3.1	82,308,285
Biotechnology	2.7	73,491,096
Multi-Utilities	2.4	64,157,204
Aerospace & Defense	2.3	62,304,242
Communications Equipment	2.3	60,503,394
Hotels, Restaurants & Leisure	2.2	57,570,222
Pharmaceuticals	2.1	56,253,730
Equity Real Estate Investment Trusts	2.1	55,250,188
Food & Staples Retailing	1.9	51,443,116
Household Products	1.8	48,452,029
Chemicals	1.8	47,069,355
Media	1.6	43,491,943
Consumer Finance	1.6	42,091,004
Commercial Services & Supplies	1.2	32,409,030
Airlines	1.2	30,763,215
Food Products	1.1	29,943,116
Professional Services	1.1	29,539,367
Auto Components	1.1	28,153,574
Real Estate Management & Development	1.0	27,678,925
Industrial Conglomerates	1.0	26,958,641
Diversified Telecommunication Services	1.0	26,828,102
Multi-line Retail	1.0	26,430,319
Internet & Catalog Retail	1.0	25,815,284
Electric Utilities	0.9	24,507,153
Containers & Packaging	0.8	20,914,531
Energy Equipment & Services	0.5	12,989,396
Leisure Equipment & Products	0.5	12,263,731
Textiles, Apparel & Luxury Goods	0.5	12,150,923

TOTAL COMMON STOCKS	99.3%	$2,655,469,602

REPURCHASE AGREEMENT	0.7	18,257,314

INVESTMENT OF SECURITY LENDING COLLATERAL	1.1	30,362,605

TOTAL INVESTMENTS	101.1%	$2,704,089,521

See Notes to Financial Statements.

101

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.8%
348,901	Boeing Co. (The)	$90,009,480
89,073	Huntington Ingalls Industries, Inc.	20,738,867

		110,748,347

	Airlines — 2.7%
437,834	Alaska Air Group, Inc.	28,910,179
1,402,039	Southwest Airlines Co.	75,513,821

		104,424,000

	Banks — 0.5%
556,799	Citizens Financial Group, Inc.	21,163,930

	Beverages — 4.2%
408,301	Constellation Brands, Inc. — Class A	89,454,666
739,469	Dr Pepper Snapple Group, Inc.	63,342,915
114,135	PepsiCo, Inc.	12,581,101

		165,378,682

	Biotechnology — 3.3%
454,724	Amgen, Inc.	79,676,739
71,980	Biogen, Inc.[1]	22,433,287
279,606	Celgene Corp.[1]	28,231,818

		130,341,844

	Building Products — 1.0%
965,961	Masco Corp.	38,464,567

	Capital Markets — 2.6%
227,429	Ameriprise Financial, Inc.	35,601,735
1,333,018	TD Ameritrade Holding Corp.	66,637,570

		102,239,305

	Chemicals — 1.1%
425,175	LyondellBasell Industries N.V. — Class A	44,018,368

	Commercial Services & Supplies — 1.3%
498,355	Avery Dennison Corp.	52,910,350

	Communications Equipment — 0.7%
210,443	F5 Networks, Inc.[1]	25,520,423

	Containers & Packaging — 1.0%
338,772	Packaging Corp. of America	39,389,020

	Electronic Equipment, Instruments & Components — 4.1%
1,026,323	Amphenol Corp. — Class A	89,290,101
694,689	CDW Corp.	48,628,230
113,070	IPG Photonics Corp.[1]	24,073,734

		161,992,065

	Energy Equipment & Services — 0.5%
463,156	Halliburton Co.	19,795,287

	Equity Real Estate Investment Trusts — 1.2%
317,527	American Tower Corp.	45,619,104

	Food & Staples Retailing — 2.0%
1,446,484	SYSCO Corp.	80,453,440

	Health Care Providers & Services — 4.9%
497,435	Aetna, Inc.	84,578,873
79,212	Humana, Inc.	20,226,784

See Notes to Financial Statements.

102

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
425,033	UnitedHealth Group, Inc.	$89,350,438

		194,156,095

	Hotels, Restaurants & Leisure — 3.3%
667,688	Marriott International, Inc. — Class A	79,775,362
453,604	Wyndham Worldwide Corp.	48,467,588

		128,242,950

	Household Durables — 0.6%
558,220	DR Horton, Inc.	24,678,906

	Household Products — 0.6%
485,614	Church & Dwight Co., Inc.	21,935,184

	Insurance — 2.5%
144,768	Aon PLC	20,764,074
967,454	Marsh & McLennan Cos., Inc.	78,296,052

		99,060,126

	Internet & Catalog Retail — 0.5%
824,327	Liberty Interactive Corp. QVC Group — Class A1	18,728,709

	Internet Software & Services — 4.4%
2,144,167	eBay, Inc.[1]	80,706,446
518,459	Facebook, Inc. — Class A1	93,353,727

		174,060,173

	IT Services — 11.8%
583,649	Accenture PLC — Class A	83,088,272
1,208,781	Cognizant Technology Solutions Corp. — Class A	91,468,458
615,340	Mastercard, Inc. — Class A	91,544,132
1,542,229	PayPal Holdings, Inc.[1]	111,904,136
782,977	Visa, Inc. — Class A	86,111,810

		464,116,808

	Life Sciences Tools & Services — 3.9%
353,042	Agilent Technologies, Inc.	24,017,448
241,934	Thermo Fisher Scientific, Inc.	46,894,067
422,443	Waters Corp.[1]	82,819,950

		153,731,465

	Machinery — 3.7%
201,986	Cummins, Inc.	35,727,284
242,489	Illinois Tool Works, Inc.	37,954,378
829,706	Ingersoll-Rand PLC	73,511,952

		147,193,614

	Media — 2.6%
897,774	CBS Corp. — Class B	50,383,077
1,027,047	Comcast Corp. — Class A	37,004,503
230,122	Omnicom Group, Inc.	15,461,897

		102,849,477

	Multi-line Retail — 1.1%
543,977	Dollar General Corp.	43,975,101

	Paper & Forest Products — 0.6%
413,557	International Paper Co.	23,684,409

	Pharmaceuticals — 0.4%
288,116	Merck & Co., Inc.	15,872,310

See Notes to Financial Statements.

103

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Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Management & Development — 0.9%
850,856	CBRE Group, Inc. — Class A1	$33,455,658

	Road & Rail — 0.5%
175,473	Union Pacific Corp.	20,318,019

	Semiconductors & Semiconductor Equipment — 7.9%
1,731,626	Applied Materials, Inc.	97,715,655
195,467	KLA-Tencor Corp.	21,284,402
480,630	Lam Research Corp.	100,244,999
929,354	Texas Instruments, Inc.	89,859,238

		309,104,294

	Software — 8.6%
281,880	Adobe Systems, Inc.[1]	49,374,101
307,293	ANSYS, Inc.[1]	42,010,026
866,265	Microsoft Corp.	72,055,922
1,394,362	Oracle Corp.	70,973,026
864,671	VMware, Inc. — Class A1,2	103,492,472

		337,905,547

	Specialty Retail — 6.8%
490,490	Home Depot, Inc.	81,313,432
914,859	Lowe’s Cos., Inc.	73,142,977
880,207	Ross Stores, Inc.	55,884,343
841,680	TJX Cos., Inc. (The)	58,749,264

		269,090,016

	Technology Hardware, Storage & Peripherals — 4.3%
588,677	Apple, Inc.	99,509,960
699,975	NetApp, Inc.	31,092,890
444,112	Western Digital Corp.	39,645,878

		170,248,728

	Textiles, Apparel & Luxury Goods — 0.9%
1,549,143	Hanesbrands, Inc.[2]	34,855,718

	TOTAL COMMON STOCKS (Cost $2,970,843,764)	3,929,722,039

Face Amount

REPURCHASE AGREEMENT* — 0.3%
$10,393,200	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $10,393,235, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $10,720,000, coupon rate of 2.000%, due 4/30/24, market value of $10,605,500)	10,393,200

	TOTAL REPURCHASE AGREEMENT (Cost $10,393,200)	10,393,200

See Notes to Financial Statements.

104

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Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
98,998,953	State Street Navigator Securities Lending Government Money Market Portfolio	$98,998,953

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $98,998,953)	98,998,953

TOTAL INVESTMENTS (Cost $3,080,235,917)	102.6%	$4,039,114,192

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(102,082,636)

NET ASSETS	100.0%	$3,937,031,556

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

105

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Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
IT Services	11.8%	$464,116,808
Software	8.6	337,905,547
Semiconductors & Semiconductor Equipment	7.9	309,104,294
Specialty Retail	6.8	269,090,016
Health Care Providers & Services	4.9	194,156,095
Internet Software & Services	4.4	174,060,173
Technology Hardware, Storage & Peripherals	4.3	170,248,728
Beverages	4.2	165,378,682
Electronic Equipment, Instruments & Components	4.1	161,992,065
Life Sciences Tools & Services	3.9	153,731,465
Machinery	3.7	147,193,614
Biotechnology	3.3	130,341,844
Hotels, Restaurants & Leisure	3.3	128,242,950
Aerospace & Defense	2.8	110,748,347
Airlines	2.7	104,424,000
Media	2.6	102,849,477
Capital Markets	2.6	102,239,305
Insurance	2.5	99,060,126
Food & Staples Retailing	2.0	80,453,440
Commercial Services & Supplies	1.3	52,910,350
Equity Real Estate Investment Trusts	1.2	45,619,104
Chemicals	1.1	44,018,368
Multi-line Retail	1.1	43,975,101
Containers & Packaging	1.0	39,389,020
Building Products	1.0	38,464,567
Textiles, Apparel & Luxury Goods	0.9	34,855,718
Real Estate Management & Development	0.9	33,455,658
Communications Equipment	0.7	25,520,423
Household Durables	0.6	24,678,906
Paper & Forest Products	0.6	23,684,409
Household Products	0.6	21,935,184
Banks	0.5	21,163,930
Road & Rail	0.5	20,318,019
Energy Equipment & Services	0.5	19,795,287
Internet & Catalog Retail	0.5	18,728,709
Pharmaceuticals	0.4	15,872,310

TOTAL COMMON STOCKS	99.8%	$3,929,722,039

REPURCHASE AGREEMENT	0.3	10,393,200

INVESTMENT OF SECURITY LENDING COLLATERAL	2.5	98,998,953

TOTAL INVESTMENTS	102.6%	$4,039,114,192

See Notes to Financial Statements.

106

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SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 97.3%
	Aerospace & Defense — 0.7%
24,780	Spirit AeroSystems Holdings, Inc. — Class A	$1,984,878

	Air Freight & Logistics — 0.9%
47,980	Expeditors International of Washington, Inc.	2,801,072

	Airlines — 0.5%
25,960	Southwest Airlines Co.	1,398,206

	Banks — 5.2%
75,280	Citizens Financial Group, Inc.	2,861,393
46,900	East West Bancorp, Inc.	2,806,496
71,620	Huntington Bancshares, Inc.	988,356
155,000	KeyCorp	2,828,750
13,960	PNC Financial Services Group, Inc. (The)	1,909,588
48,380	SunTrust Banks, Inc.	2,912,960
31,400	Zions BanCorp.	1,458,844

		15,766,387

	Beverages — 1.5%
22,720	Dr Pepper Snapple Group, Inc.	1,946,195
22,700	PepsiCo, Inc.	2,502,221

		4,448,416

	Biotechnology — 2.4%
142,120	Acorda Therapeutics, Inc.[1]	3,776,839
82,660	Emergent BioSolutions, Inc.[1]	3,388,233

		7,165,072

	Capital Markets — 2.5%
51,380	Bank of New York Mellon Corp. (The)	2,643,501
26,740	CME Group, Inc.	3,667,926
31,380	Franklin Resources, Inc.	1,322,039

		7,633,466

	Chemicals — 2.8%
48,460	DowDuPont, Inc.	3,504,143
35,080	Eastman Chemical Co.	3,185,615
15,940	LyondellBasell Industries N.V. — Class A	1,650,268

		8,340,026

	Commercial Services & Supplies — 3.2%
123,000	Pitney Bowes, Inc.	1,690,020
39,740	Republic Services, Inc.	2,585,882
79,940	Sykes Enterprises, Inc.[1]	2,313,464
64,540	Tetra Tech, Inc.	3,178,595

		9,767,961

	Communications Equipment — 0.8%
70,460	Cisco Systems, Inc.	2,406,209

	Construction & Engineering — 2.4%
49,460	EMCOR Group, Inc.	3,982,024
158,860	KBR, Inc.	3,118,422

		7,100,446

	Consumer Finance — 0.5%
22,540	Discover Financial Services	1,499,586

	Containers & Packaging — 0.5%
12,700	Packaging Corp. of America	1,476,629

See Notes to Financial Statements.

107

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 0.6%
50,300	Service Corp. International	$1,783,638

	Diversified Financial Services — 1.5%
165,000	Bank of America Corp.	4,519,350

	Electric Utilities — 1.6%
44,120	Hawaiian Electric Industries, Inc.	1,608,615
62,440	Xcel Energy, Inc.	3,092,029

		4,700,644

	Electrical Equipment — 2.4%
50,320	AO Smith Corp.	2,978,944
35,300	EnerSys	2,448,761
8,800	Rockwell Automation, Inc.	1,767,216

		7,194,921

	Electronic Equipment, Instruments & Components — 3.0%
37,600	Arrow Electronics, Inc.[1]	3,142,984
69,180	Methode Electronics, Inc.	3,244,542
29,200	Tech Data Corp.[1]	2,708,884

		9,096,410

	Energy Equipment & Services — 0.6%
204,480	Noble Corp. PLC[1,2]	850,637
99,200	Superior Energy Services, Inc.[1]	874,944

		1,725,581

	Equity Real Estate Investment Trusts — 4.3%
56,180	Apartment Investment & Management Co. — Class A	2,470,796
95,400	Corporate Office Properties Trust	3,046,122
15,100	Equity Lifestyle Properties, Inc.	1,336,048
150,740	Host Hotels & Resorts, Inc.	2,948,475
74,000	Liberty Property Trust	3,173,120

		12,974,561

	Food & Staples Retailing — 1.7%
37,960	SYSCO Corp.	2,111,335
35,360	Wal-Mart Stores, Inc.	3,087,282

		5,198,617

	Food Products — 2.2%
58,400	Archer-Daniels-Midland Co.	2,386,808
14,340	Ingredion, Inc.	1,797,519
32,320	Tyson Foods, Inc. — Class A	2,356,451

		6,540,778

	Health Care Equipment & Supplies — 2.5%
31,200	Align Technology, Inc.[1]	7,456,176

	Health Care Providers & Services — 5.0%
30,060	AmerisourceBergen Corp.	2,313,117
68,220	AMN Healthcare Services, Inc.[1]	2,994,858
38,300	Centene Corp.[1]	3,587,561
30,960	Express Scripts Holding Co.[1]	1,897,538
21,120	WellCare Health Plans, Inc.[1]	4,176,269

		14,969,343

	Hotels, Restaurants & Leisure — 1.2%
33,900	Wyndham Worldwide Corp.	3,622,215

See Notes to Financial Statements.

108

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 1.4%
37,620	Leggett & Platt, Inc.	$1,777,921
50,460	Toll Brothers, Inc.	2,323,179

		4,101,100

	Household Products — 0.5%
31,040	Church & Dwight Co., Inc.	1,402,077

	Industrial Conglomerates — 1.0%
21,140	Honeywell International, Inc.	3,047,542

	Insurance — 7.7%
63,700	CNA Financial Corp.	3,448,081
29,700	Lincoln National Corp.	2,250,666
33,480	Marsh & McLennan Cos., Inc.	2,709,536
142,040	Old Republic International Corp.	2,881,992
51,500	Principal Financial Group, Inc.	3,391,275
24,900	Prudential Financial, Inc.	2,750,454
18,420	Travelers Cos., Inc. (The)	2,439,729
61,160	Unum Group	3,182,767

		23,054,500

	IT Services — 3.5%
33,500	Amdocs, Ltd.	2,180,850
44,976	Conduent, Inc.[1]	696,229
100,240	Convergys Corp.	2,579,175
19,460	FleetCor Technologies, Inc.[1]	3,216,154
61,260	Genpact, Ltd.	1,865,367

		10,537,775

	Leisure Equipment & Products — 0.9%
29,060	Hasbro, Inc.	2,690,665

	Life Sciences Tools & Services — 2.5%
26,140	Agilent Technologies, Inc.	1,778,304
20,020	Charles River Laboratories International, Inc.[1]	2,328,126
17,780	Thermo Fisher Scientific, Inc.	3,446,297

		7,552,727

	Machinery — 4.2%
47,480	AGCO Corp.	3,255,703
24,020	Barnes Group, Inc.	1,563,462
39,420	Crane Co.	3,276,591
9,500	Illinois Tool Works, Inc.	1,486,940
16,540	Ingersoll-Rand PLC	1,465,444
50,620	Trinity Industries, Inc.	1,646,162

		12,694,302

	Media — 1.8%
76,280	Comcast Corp. — Class A	2,748,368
68,900	Interpublic Group of Cos., Inc. (The)	1,326,325
21,900	Omnicom Group, Inc.	1,471,461

		5,546,154

	Metals & Mining — 2.0%
80,720	Commercial Metals Co.	1,572,426
80,460	Newmont Mining Corp.	2,909,433
41,100	Steel Dynamics, Inc.	1,529,331

		6,011,190

See Notes to Financial Statements.

109

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 2.2%
49,640	Ameren Corp.	$3,077,184
45,000	Public Service Enterprise Group, Inc.	2,214,000
33,000	SCANA Corp.	1,423,620

		6,714,804

	Oil, Gas & Consumable Fuels — 2.7%
24,220	Andeavor	2,573,133
26,660	PBF Energy, Inc. — Class A	772,340
42,160	Valero Energy Corp.	3,326,002
56,640	World Fuel Services Corp.	1,574,592

		8,246,067

	Paper & Forest Products — 0.8%
53,620	Schweitzer-Mauduit International, Inc.	2,264,373

	Pharmaceuticals — 1.9%
21,400	Johnson & Johnson	2,983,374
65,940	Supernus Pharmaceuticals, Inc.[1]	2,743,104

		5,726,478

	Professional Services — 1.7%
41,180	Korn/Ferry International	1,722,559
28,720	ManpowerGroup, Inc.	3,540,602

		5,263,161

	Real Estate Investment Trusts — 0.8%
87,080	LaSalle Hotel Properties	2,456,527

	Real Estate Management & Development — 0.7%
31,880	RE/MAX Holdings, Inc. — Class A	2,120,020

	Semiconductors & Semiconductor Equipment — 3.8%
65,380	Applied Materials, Inc.	3,689,393
28,580	NVIDIA Corp.	5,910,630
85,440	ON Semiconductor Corp.[1]	1,821,581

		11,421,604

	Software — 2.3%
57,220	Cadence Design Systems, Inc.[1]	2,469,615
50,060	Synopsys, Inc.[1]	4,331,191

		6,800,806

	Specialty Retail — 4.4%
59,980	Best Buy Co., Inc.	3,357,681
30,760	Childrens Place[2]	3,346,688
28,760	Lowe’s Cos., Inc.	2,299,362
38,960	Ross Stores, Inc.	2,473,570
27,080	TJX Cos., Inc. (The)	1,890,184

		13,367,485

	TOTAL COMMON STOCKS (Cost $223,681,484)	292,589,945

See Notes to Financial Statements.

110

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Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

REPURCHASE AGREEMENT* — 1.5%
$4,707,236	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $4,707,252, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $4,855,000, coupon rate of 2.000%, due 4/30/24, market value of $4,803,144)	$4,707,236

	TOTAL REPURCHASE AGREEMENT (Cost $4,707,236)	4,707,236

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
4,268,020	State Street Navigator Securities Lending Government Money Market Portfolio	4,268,020

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,268,020)	4,268,020

TOTAL LONG INVESTMENTS (Cost $232,656,740)	100.2%	$301,565,201

COMMON STOCKS SOLD SHORT* — (66.9)%
	Aerospace & Defense — (3.1)%
(10,280)	Lockheed Martin Corp.	(3,167,885)
(11,020)	Northrop Grumman Corp.	(3,256,740)
(10,340)	TransDigm Group, Inc.	(2,869,350)

		(9,293,975)

	Air Freight & Logistics — (1.0)%
(26,160)	United Parcel Service, Inc. — Class B	(3,074,585)

	Banks — (4.0)%
(40,420)	Bank of the Ozarks, Inc.	(1,884,380)
(42,220)	Banner Corp.	(2,420,051)
(30,140)	First Republic Bank	(2,935,636)
(27,760)	Simmons First National Corp. — Class A	(1,601,752)
(36,160)	Texas Capital Bancshares, Inc.[1]	(3,111,568)

		(11,953,387)

	Beverages — (1.6)%
(61,900)	Coca-Cola Co. (The)	(2,846,162)
(22,880)	Molson Coors Brewing Co. — Class B	(1,850,306)

		(4,696,468)

	Building Products — (1.9)%
(61,260)	Johnson Controls International PLC	(2,535,551)
(16,060)	Lennox International, Inc.	(3,069,548)

		(5,605,099)

	Capital Markets — (3.0)%
(3,360)	BlackRock, Inc.	(1,581,989)
(15,060)	FactSet Research Systems, Inc.	(2,859,442)
(12,340)	Goldman Sachs Group, Inc. (The)	(2,992,203)
(30,960)	Morgan Stanley	(1,548,000)

		(8,981,634)

	Chemicals — (2.4)%
(31,360)	Balchem Corp.	(2,643,334)
(88,100)	Mosaic Co. (The)	(1,968,154)
(36,040)	WR Grace & Co.	(2,756,700)

		(7,368,188)

	Commercial Services & Supplies — (2.9)%
(21,260)	Cintas Corp.	(3,168,590)
(129,400)	Covanta Holding Corp.	(2,083,340)

See Notes to Financial Statements.

111

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Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (Continued)
(27,380)	Stericycle, Inc.[1]	$(1,939,873)
(35,200)	US Ecology, Inc.	(1,673,760)

		(8,865,563)

	Communications Equipment — (1.1)%
(24,440)	Harris Corp.	(3,404,981)

	Construction Materials — (0.9)%
(12,920)	Martin Marietta Materials, Inc.	(2,801,702)

	Containers & Packaging — (1.0)%
(73,320)	Ball Corp.	(3,147,628)

	Distributors — (0.5)%
(15,520)	Genuine Parts Co.	(1,369,330)

	Electrical Equipment — (1.1)%
(10,040)	Acuity Brands, Inc.	(1,678,688)
(23,600)	Emerson Electric Co.	(1,521,256)

		(3,199,944)

	Electronic Equipment, Instruments & Components — (1.1)%
(70,880)	National Instruments Corp.	(3,189,600)

	Equity Real Estate Investment Trusts — (5.0)%
(75,260)	Acadia Realty Trust	(2,118,569)
(23,400)	Alexandria Real Estate Equities, Inc	(2,900,664)
(3,260)	Equinix, Inc.	(1,511,010)
(9,460)	Essex Property Trust, Inc.	(2,482,588)
(13,300)	Public Storage	(2,756,425)
(20,580)	SL Green Realty Corp.	(1,969,094)
(17,920)	Vornado Realty Trust	(1,341,491)

		(15,079,841)

	Food Products — (0.5)%
(10,620)	J&J Snack Foods Corp.	(1,414,265)

	Gas Utilities — (0.9)%
(32,260)	WGL Holdings, Inc.	(2,764,682)

	Health Care Equipment & Supplies — (3.5)%
(49,440)	DENTSPLY SIRONA, Inc.	(3,019,301)
(32,700)	DexCom, Inc.[1]	(1,470,519)
(35,080)	Medtronic PLC	(2,824,642)
(19,140)	ResMed, Inc.	(1,611,205)
(10,020)	Stryker Corp.	(1,551,797)

		(10,477,464)

	Health Care Providers & Services — (2.5)%
(148,160)	Capital Senior Living Corp.[1]	(1,970,528)
(40,900)	Envision Healthcare Corp.[1]	(1,742,340)
(33,420)	HCA Healthcare, Inc.[1]	(2,528,223)
(25,740)	MEDNAX, Inc.[1]	(1,127,154)

		(7,368,245)

	Health Care Technology — (0.5)%
(20,380)	Cerner Corp.[1]	(1,376,058)

	Hotels, Restaurants & Leisure — (1.4)%
(4,400)	Chipotle Mexican Grill, Inc.[1]	(1,196,360)

See Notes to Financial Statements.

112

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Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(28,400)	Jack in the Box, Inc.	$(2,939,684)

		(4,136,044)

	Household Durables — (1.2)%
(75,000)	CalAtlantic Group, Inc.	(3,700,500)

	Household Products — (0.5)%
(20,020)	Colgate-Palmolive Co.	(1,410,409)

	Industrial Conglomerates — (2.4)%
(7,900)	3M Co.	(1,818,501)
(27,300)	Carlisle Cos., Inc.	(2,998,359)
(119,220)	General Electric Co.	(2,403,475)

		(7,220,335)

	Insurance — (5.0)%
(18,780)	Aflac, Inc.	(1,575,455)
(39,160)	American International Group, Inc.	(2,530,128)
(18,920)	Cincinnati Financial Corp.	(1,327,616)
(57,840)	Kemper Corp.	(3,707,544)
(22,820)	Mercury General Corp.	(1,277,235)
(38,220)	RLI Corp.	(2,258,420)
(24,120)	Stewart Information Services Corp.	(915,113)
(21,080)	WR Berkley Corp.	(1,445,666)

		(15,037,177)

	IT Services — (0.5)%
(13,240)	WEX, Inc.[1]	(1,636,332)

	Leisure Equipment & Products — (0.3)%
(71,180)	Mattel, Inc.	(1,005,062)

	Life Sciences Tools & Services — (3.3)%
(24,240)	Bio-Techne Corp.	(3,175,925)
(16,180)	Illumina, Inc.[1]	(3,319,974)
(30,500)	Quintiles IMS Holdings, Inc.[1]	(3,297,050)

		(9,792,949)

	Machinery — (0.7)%
(50,660)	Flowserve Corp.	(2,232,586)

	Media — (1.2)%
(43,160)	Meredith Corp.	(2,287,480)
(13,460)	Walt Disney Co. (The)	(1,316,523)

		(3,604,003)

	Multi-Utilities — (1.5)%
(32,140)	Dominion Energy, Inc.	(2,607,840)
(17,220)	Sempra Energy	(2,023,350)

		(4,631,190)

	Oil, Gas & Consumable Fuels — (3.0)%
(33,900)	Cheniere Energy, Inc.[1]	(1,584,486)
(28,360)	Exxon Mobil Corp.	(2,363,806)
(41,300)	Occidental Petroleum Corp.	(2,666,741)
(16,820)	Pioneer Natural Resources Co.	(2,517,449)

		(9,132,482)

	Pharmaceuticals — (0.9)%
(33,380)	Eli Lilly & Co.	(2,735,157)

See Notes to Financial Statements.

113

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (0.5)%
(29,660)	Advisory Board Co. (The)[1]	$(1,599,415)

	Road & Rail — (1.7)%
(6,640)	AMERCO	(2,607,130)
(22,780)	JB Hunt Transport Services, Inc.	(2,423,564)

		(5,030,694)

	Semiconductors & Semiconductor Equipment — (1.1)%
(43,300)	Qorvo, Inc.[1]	(3,282,573)

	Software — (0.5)%
(24,460)	PTC, Inc.[1]	(1,625,367)

	Specialty Retail — (1.8)%
(14,580)	Advance Auto Parts, Inc.	(1,191,769)
(49,420)	L Brands, Inc.	(2,127,037)
(33,820)	Tractor Supply Co.	(2,037,993)

		(5,356,799)

	Textiles, Apparel & Luxury Goods — (0.9)%
(49,120)	NIKE, Inc. — Class B	(2,701,109)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(203,413,545))	(201,302,822)

TOTAL SHORT INVESTMENTS (Proceeds $(203,413,545))	(66.9)%	$(201,302,822)

TOTAL INVESTMENTS (Cost $29,243,195)	33.3%	$100,262,379

OTHER ASSETS IN EXCESS OF LIABILITIES	66.7	200,521,453

NET ASSETS	100.0%	$300,783,832

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

114

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Insurance	7.7%	$23,054,500
Banks	5.2	15,766,387
Health Care Providers & Services	5.0	14,969,343
Specialty Retail	4.4	13,367,485
Equity Real Estate Investment Trusts	4.3	12,974,561
Machinery	4.2	12,694,302
Semiconductors & Semiconductor Equipment	3.8	11,421,604
IT Services	3.5	10,537,775
Commercial Services & Supplies	3.2	9,767,961
Electronic Equipment, Instruments & Components	3.0	9,096,410
Chemicals	2.8	8,340,026
Oil, Gas & Consumable Fuels	2.7	8,246,067
Capital Markets	2.5	7,633,466
Life Sciences Tools & Services	2.5	7,552,727
Health Care Equipment & Supplies	2.5	7,456,176
Electrical Equipment	2.4	7,194,921
Biotechnology	2.4	7,165,072
Construction & Engineering	2.4	7,100,446
Software	2.3	6,800,806
Multi-Utilities	2.2	6,714,804
Food Products	2.2	6,540,778
Metals & Mining	2.0	6,011,190
Pharmaceuticals	1.9	5,726,478
Media	1.8	5,546,154
Professional Services	1.7	5,263,161
Food & Staples Retailing	1.7	5,198,617
Electric Utilities	1.6	4,700,644
Diversified Financial Services	1.5	4,519,350
Beverages	1.5	4,448,416
Household Durables	1.4	4,101,100
Hotels, Restaurants & Leisure	1.2	3,622,215
Industrial Conglomerates	1.0	3,047,542
Air Freight & Logistics	0.9	2,801,072
Leisure Equipment & Products	0.9	2,690,665
Real Estate Investment Trusts	0.8	2,456,527
Communications Equipment	0.8	2,406,209
Paper & Forest Products	0.8	2,264,373
Real Estate Management & Development	0.7	2,120,020
Aerospace & Defense	0.7	1,984,878
Diversified Consumer Services	0.6	1,783,638
Energy Equipment & Services	0.6	1,725,581
Consumer Finance	0.5	1,499,586
Containers & Packaging	0.5	1,476,629
Household Products	0.5	1,402,077
Airlines	0.5	1,398,206

Short Positions:
Leisure Equipment & Products	(0.3)	(1,005,062)
Distributors	(0.5)	(1,369,330)
Health Care Technology	(0.5)	(1,376,058)
Household Products	(0.5)	(1,410,409)
Food Products	(0.5)	(1,414,265)
Professional Services	(0.5)	(1,599,415)
Software	(0.5)	(1,625,367)

See Notes to Financial Statements.

115

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Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

	% of Net Assets		Value
INDUSTRIES: — (Continued)

Short Positions: — (Continued)
IT Services	(0.5	) %	$(1,636,332)
Machinery	(0.7)		(2,232,586)
Textiles, Apparel & Luxury Goods	(0.9)		(2,701,109)
Pharmaceuticals	(0.9)		(2,735,157)
Gas Utilities	(0.9)		(2,764,682)
Construction Materials	(0.9)		(2,801,702)
Air Freight & Logistics	(1.0)		(3,074,585)
Containers & Packaging	(1.0)		(3,147,628)
Electronic Equipment, Instruments & Components	(1.1)		(3,189,600)
Electrical Equipment	(1.1)		(3,199,944)
Semiconductors & Semiconductor Equipment	(1.1)		(3,282,573)
Communications Equipment	(1.1)		(3,404,981)
Media	(1.2)		(3,604,003)
Household Durables	(1.2)		(3,700,500)
Hotels, Restaurants & Leisure	(1.4)		(4,136,044)
Multi-Utilities	(1.5)		(4,631,190)
Beverages	(1.6)		(4,696,468)
Road & Rail	(1.7)		(5,030,694)
Specialty Retail	(1.8)		(5,356,799)
Building Products	(1.9)		(5,605,099)
Industrial Conglomerates	(2.4)		(7,220,335)
Chemicals	(2.5)		(7,368,188)
Health Care Providers & Services	(2.5)		(7,368,245)
Commercial Services & Supplies	(2.9)		(8,865,563)
Capital Markets	(3.0)		(8,981,634)
Oil, Gas & Consumable Fuels	(3.0)		(9,132,482)
Aerospace & Defense	(3.1)		(9,293,975)
Life Sciences Tools & Services	(3.3)		(9,792,949)
Health Care Equipment & Supplies	(3.5)		(10,477,464)
Banks	(4.0)		(11,953,387)
Insurance	(5.0)		(15,037,177)
Equity Real Estate Investment Trusts	(5.0)		(15,079,841)

TOTAL COMMON STOCKS	30.3%		$91,287,123

REPURCHASE AGREEMENT	1.6		4,707,236

INVESTMENT OF SECURITY LENDING COLLATERAL	1.4		4,268,020

TOTAL INVESTMENTS	33.3%		$100,262,379

See Notes to Financial Statements.

116

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 126.7%
	Aerospace & Defense — 0.9%
8,740	Spirit AeroSystems Holdings, Inc. — Class A	$700,074

	Air Freight & Logistics — 1.2%
15,340	Expeditors International of Washington, Inc.	895,549

	Airlines — 1.1%
4,800	Alaska Air Group, Inc.	316,944
10,380	SkyWest, Inc.	488,898

		805,842

	Automobiles — 1.1%
6,040	Thor Industries, Inc.	822,769

	Banks — 9.4%
19,600	Citizens Financial Group, Inc.	744,996
4,780	Comerica, Inc.	375,565
5,960	East West Bancorp, Inc.	356,646
48,380	Fifth Third Bancorp[1]	1,398,182
10,097	JPMorgan Chase & Co.	1,015,859
62,060	KeyCorp	1,132,595
24,700	SunTrust Banks, Inc.[1]	1,487,187
10,800	Zions BanCorp	501,768

		7,012,798

	Beverages — 3.5%
15,160	Dr Pepper Snapple Group, Inc.[1]	1,298,605
6,660	Monster Beverage Corp.[2]	385,814
8,300	PepsiCo, Inc.	914,909

		2,599,328

	Biotechnology — 2.8%
5,182	Amgen, Inc.	907,990
2,670	Celgene Corp.[2]	269,590
22,700	Emergent BioSolutions, Inc.[2]	930,473

		2,108,053

	Capital Markets — 4.6%
7,660	CME Group, Inc.	1,050,722
8,140	Eaton Vance Corp.	410,826
8,680	Evercore, Inc. — Class A	695,268
18,760	Franklin Resources, Inc.	790,359
8,740	TD Ameritrade Holding Corp.	436,913

		3,384,088

	Chemicals — 2.7%
10,540	DowDuPont, Inc.	762,148
7,280	LyondellBasell Industries N.V. — Class A	753,698
7,140	Minerals Technologies, Inc.	513,366

		2,029,212

	Commercial Services & Supplies — 3.5%
16,600	Avery Dennison Corp.[1]	1,762,422
13,200	Republic Services, Inc.	858,924

		2,621,346

	Communications Equipment — 3.2%
48,460	Cisco Systems, Inc.[1]	1,654,909
30,220	Juniper Networks, Inc.	750,363

		2,405,272

See Notes to Financial Statements.

117

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 2.2%
20,340	EMCOR Group, Inc.[1]	$1,637,573

	Containers & Packaging — 1.4%
5,820	Crown Holdings, Inc.[2]	350,189
5,820	Packaging Corp. of America	676,692

		1,026,881

	Diversified Consumer Services — 0.9%
18,540	Service Corp. International	657,428

	Diversified Financial Services — 1.1%
28,860	Bank of America Corp.	790,475

	Diversified Telecommunication Services — 1.0%
23,100	AT&T, Inc.	777,315

	Electric Utilities — 1.9%
6,640	Eversource Energy	415,930
26,920	Hawaiian Electric Industries, Inc.	981,503

		1,397,433

	Electronic Equipment, Instruments & Components — 2.4%
9,680	Arrow Electronics, Inc.[2]	809,151
10,280	Tech Data Corp.[2]	953,676

		1,762,827

	Equity Real Estate Investment Trusts — 5.5%
18,980	Brixmor Property Group, Inc.	331,581
40,420	Corporate Office Properties Trust[1]	1,290,611
27,480	Hospitality Properties Trust	785,378
47,580	Host Hotels & Resorts, Inc.	930,665
18,080	Liberty Property Trust	775,270

		4,113,505

	Food & Staples Retailing — 2.3%
15,640	SYSCO Corp.	869,897
9,620	Wal-Mart Stores, Inc.	839,922

		1,709,819

	Food Products — 2.3%
16,320	Archer-Daniels-Midland Co.	666,998
10,900	Bunge, Ltd.	749,702
5,640	Lamb Weston Holdings, Inc.	287,584

		1,704,284

	Health Care Providers & Services — 5.3%
7,806	Aetna, Inc.[1]	1,327,254
3,640	Anthem, Inc.	761,524
5,820	DaVita, Inc.[2]	353,507
7,500	WellCare Health Plans, Inc.[1,2]	1,483,050

		3,925,335

	Hotels, Restaurants & Leisure — 2.2%
15,340	Wyndham Worldwide Corp.[1]	1,639,079

	Household Durables — 0.5%
120	NVR, Inc.[2]	393,764

	Household Products — 0.5%
7,500	Church & Dwight Co., Inc.	338,775

See Notes to Financial Statements.

118

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Industrial Conglomerates — 1.4%
7,360	Honeywell International, Inc.	$1,061,018

	Insurance — 5.6%
13,140	Athene Holding, Ltd. — Class A2	684,988
6,040	Lincoln National Corp.	457,711
14,520	Principal Financial Group, Inc.	956,142
3,000	Prudential Financial, Inc.	331,380
7,380	Travelers Cos., Inc. (The)	977,481
14,840	Unum Group	772,274

		4,179,976

	IT Services — 9.2%
2,447	Accenture PLC — Class A	348,355
20,120	Amdocs, Ltd.[1]	1,309,812
12,640	Cognizant Technology Solutions Corp. — Class A	956,469
15,348	Conduent, Inc.[2]	237,587
8,160	CoreLogic, Inc.[2]	382,704
4,920	FleetCor Technologies, Inc.[2]	813,128
49,500	Genpact, Ltd.[1]	1,507,275
11,180	MAXIMUS, Inc.	742,687
7,419	Science Applications International Corp.	544,110

		6,842,127

	Life Sciences Tools & Services — 3.5%
14,265	Agilent Technologies, Inc.	970,448
13,700	Charles River Laboratories International, Inc.[1,2]	1,593,173

		2,563,621

	Machinery — 5.3%
14,580	AGCO Corp.	999,751
9,020	Crane Co.	749,742
9,160	IDEX Corp.[1]	1,174,404
11,660	Ingersoll-Rand PLC	1,033,076

		3,956,973

	Media — 2.8%
20,000	Comcast Corp. — Class A	720,600
7,380	Omnicom Group, Inc.	495,862
3,940	Scripps Networks Interactive, Inc. — Class A	328,123
5,460	Time Warner, Inc.	536,664

		2,081,249

	Multi-line Retail — 1.3%
6,740	Big Lots, Inc.	345,829
9,840	Target Corp.	580,954

		926,783

	Multi-Utilities — 1.7%
6,500	Ameren Corp.	402,935
30,080	MDU Resources Group, Inc.	822,688

		1,225,623

	Oil, Gas & Consumable Fuels — 5.5%
10,420	Andeavor	1,107,021
16,740	Marathon Petroleum Corp.	1,000,047
15,340	ONEOK, Inc.	832,502
14,300	Valero Energy Corp.	1,128,127

		4,067,697

See Notes to Financial Statements.

119

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 3.6%
10,500	Johnson & Johnson[1]	$1,463,805
29,240	Supernus Pharmaceuticals, Inc.[1,2]	1,216,384

		2,680,189

	Professional Services — 1.9%
11,160	ManpowerGroup, Inc.[1]	1,375,805

	Road & Rail — 1.1%
8,320	Landstar System, Inc.	821,600

	Semiconductors & Semiconductor Equipment — 6.2%
20,400	Applied Materials, Inc.	1,151,171
9,000	Intel Corp.	409,410
8,080	NVIDIA Corp.[1]	1,671,025
19,960	ON Semiconductor Corp.[2]	425,547
9,980	Texas Instruments, Inc.	964,966

		4,622,119

	Software — 5.9%
8,980	Activision Blizzard, Inc.	588,100
33,414	CA, Inc.	1,081,945
11,620	Citrix Systems, Inc.[2]	959,928
9,780	Dell Technologies, Inc. — Class V2	809,491
17,760	Oracle Corp.	903,984

		4,343,448

	Specialty Retail — 4.6%
14,760	Best Buy Co., Inc.	826,265
6,300	Home Depot, Inc.	1,044,414
12,220	Ross Stores, Inc.	775,848
11,240	TJX Cos., Inc. (The)	784,552

		3,431,079

	Technology Hardware, Storage & Peripherals — 1.0%
16,660	NetApp, Inc.	740,037

	Textiles, Apparel & Luxury Goods — 0.4%
11,980	Hanesbrands, Inc.	269,550

	Thrifts & Mortgage Finance — 1.3%
26,280	Flagstar Bancorp, Inc.[2]	982,084

	Wireless Telecommunication Services — 0.9%
11,280	T-Mobile US, Inc.[2]	674,205

	TOTAL COMMON STOCKS (Cost $68,159,529)	94,104,007

Face Amount

REPURCHASE AGREEMENT* — 0.8%
$614,094	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $614,096, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $635,000, coupon rate of 2.000%, due 4/30/24, market value of $628,218)		614,094

	TOTAL REPURCHASE AGREEMENT (Cost $614,094)		614,094

TOTAL LONG INVESTMENTS (Cost $68,773,623)		127.5%	$94,718,101

See Notes to Financial Statements.

120

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (27.4)%
	Aerospace & Defense — (0.8)%
(1,000)	Lockheed Martin Corp.	$(308,160)
(980)	Northrop Grumman Corp.	(289,619)

		(597,779)

	Air Freight & Logistics — (1.2)%
(3,440)	CH Robinson Worldwide, Inc.	(270,143)
(1,320)	FedEx Corp.	(298,069)
(2,520)	United Parcel Service, Inc. — Class B	(296,176)

		(864,388)

	Banks — (3.5)%
(4,420)	Ameris Bancorp	(211,718)
(6,600)	Bank of the Ozarks, Inc.	(307,692)
(5,980)	BB&T Corp.	(294,455)
(2,820)	First Republic Bank	(274,668)
(11,400)	Fulton Financial Corp.	(207,480)
(4,940)	MB Financial, Inc.	(226,944)
(3,840)	Pinnacle Financial Partners, Inc.	(254,208)
(2,000)	Signature Bank[2]	(260,020)
(4,640)	Simmons First National Corp. — Class A	(267,728)
(3,160)	South State Corp.	(284,558)

		(2,589,471)

	Beverages — (0.4)%
(5,900)	Coca-Cola Co. (The)	(271,282)

	Building Products — (0.3)%
(6,300)	Johnson Controls International PLC	(260,757)

	Capital Markets — (0.7)%
(1,020)	Goldman Sachs Group, Inc. (The)	(247,330)
(5,820)	Morgan Stanley	(291,000)

		(538,330)

	Chemicals — (1.5)%
(8,140)	CF Industries Holdings, Inc.	(309,157)
(1,720)	Ecolab, Inc.	(224,735)
(11,760)	Mosaic Co. (The)	(262,719)
(3,740)	WR Grace & Co.	(286,073)

		(1,082,684)

	Commercial Services & Supplies — (1.2)%
(4,700)	Clean Harbors, Inc.[2]	(251,497)
(6,320)	HNI Corp.	(216,270)
(2,620)	Stericycle, Inc.[2]	(185,627)
(3,340)	Waste Management, Inc.	(274,448)

		(927,842)

	Communications Equipment — (0.4)%
(2,380)	Harris Corp.	(331,582)

	Construction Materials — (0.6)%
(980)	Martin Marietta Materials, Inc.	(212,513)
(1,680)	Vulcan Materials Co.	(204,540)

		(417,053)

	Distributors — (0.3)%
(2,920)	Genuine Parts Co.	(257,632)

See Notes to Financial Statements.

121

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electrical Equipment — (0.6)%
(1,100)	Acuity Brands, Inc.	$(183,920)
(4,360)	Emerson Electric Co.	(281,046)

		(464,966)

	Equity Real Estate Investment Trusts — (2.2)%
(8,120)	Acadia Realty Trust	(228,578)
(1,900)	Federal Realty Investment Trust	(228,988)
(1,220)	Public Storage	(252,845)
(3,360)	Realty Income Corp.	(180,331)
(3,000)	SL Green Realty Corp.	(287,040)
(3,500)	Ventas, Inc.	(219,625)
(2,900)	Vornado Realty Trust	(217,094)

		(1,614,501)

	Health Care Equipment & Supplies — (0.5)%
(2,820)	DexCom, Inc.[2]	(126,815)
(2,020)	Zimmer Biomet Holdings, Inc.	(245,673)

		(372,488)

	Health Care Providers & Services — (0.4)%
(3,120)	Envision Healthcare Corp.[2]	(132,912)
(4,440)	Patterson Cos., Inc.	(164,280)

		(297,192)

	Hotels, Restaurants & Leisure — (0.9)%
(1,500)	Buffalo Wild Wings, Inc.[2]	(177,300)
(700)	Chipotle Mexican Grill, Inc.[2]	(190,330)
(2,940)	Jack in the Box, Inc.	(304,319)

		(671,949)

	Industrial Conglomerates — (0.6)%
(980)	3M Co.	(225,586)
(10,600)	General Electric Co.	(213,696)

		(439,282)

	Insurance — (1.9)%
(3,940)	American International Group, Inc.	(254,564)
(3,720)	Cincinnati Financial Corp.	(261,033)
(1,720)	Erie Indemnity Co. — Class A	(207,776)
(4,120)	Mercury General Corp.	(230,596)
(4,420)	RLI Corp.	(261,178)
(2,980)	WR Berkley Corp.	(204,368)

		(1,419,515)

	IT Services — (0.9)%
(2,020)	Gartner, Inc.[2]	(253,126)
(1,300)	International Business Machines Corp.	(200,278)
(1,800)	WEX, Inc.[2]	(222,462)

		(675,866)

	Leisure Equipment & Products — (0.2)%
(8,580)	Mattel, Inc.	(121,150)

	Life Sciences Tools & Services — (1.2)%
(2,200)	Bio-Techne Corp.	(288,244)
(1,200)	Illumina, Inc.[2]	(246,228)
(2,980)	Quintiles IMS Holdings, Inc.[2]	(322,138)

		(856,610)

See Notes to Financial Statements.

122

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (0.7)%
(2,080)	Deere & Co.	$(276,390)
(5,380)	Flowserve Corp.	(237,097)

		(513,487)

	Media — (0.5)%
(6,460)	Sinclair Broadcast Group, Inc. — Class A	(204,782)
(2,020)	Walt Disney Co. (The)	(197,576)

		(402,358)

	Oil, Gas & Consumable Fuels — (0.8)%
(3,380)	Exxon Mobil Corp.	(281,723)
(4,320)	Occidental Petroleum Corp.	(278,942)

		(560,665)

	Pharmaceuticals — (0.8)%
(970)	Allergan PLC	(171,913)
(3,360)	Eli Lilly & Co.	(275,319)
(2,167)	Perrigo Co. PLC	(175,505)

		(622,737)

	Real Estate Investment Trusts — (0.2)%
(9,060)	Kite Realty Group Trust	(169,331)

	Road & Rail — (1.4)%
(500)	AMERCO	(196,320)
(5,380)	CSX Corp.	(271,313)
(2,900)	JB Hunt Transport Services, Inc.	(308,531)
(2,500)	Union Pacific Corp.	(289,475)

		(1,065,639)

	Semiconductors & Semiconductor Equipment — (0.6)%
(2,580)	Qorvo, Inc.[2]	(195,590)
(4,780)	QUALCOMM, Inc.	(243,828)

		(439,418)

	Software — (0.4)%
(2,400)	Autodesk, Inc.[2]	(299,904)

	Specialty Retail — (0.5)%
(1,480)	Advance Auto Parts, Inc.	(120,975)
(5,280)	L Brands, Inc.	(227,251)

		(348,226)

	Textiles, Apparel & Luxury Goods — (0.3)%
(4,580)	NIKE, Inc. — Class B	(251,854)

	Thrifts & Mortgage Finance — (0.6)%
(15,640)	New York Community Bancorp, Inc.	(196,438)
(4,480)	WSFS Financial Corp.	(222,655)

		(419,093)

See Notes to Financial Statements.

123

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.3)%
(1,000)	WW Grainger, Inc.	$(197,700)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(21,785,919))	(20,362,731)

TOTAL SHORT INVESTMENTS (Proceeds $(21,785,919))	(27.4)%	$(20,362,731)

TOTAL INVESTMENTS (Cost $46,987,704)	100.1%	$74,355,370

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(88,169)

NET ASSETS	100.0%	$74,267,201

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $25,463,584.
[2]	Non income-producing security.

See Notes to Financial Statements.

124

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Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Banks	9.4%	$7,012,798
IT Services	9.2	6,842,127
Semiconductors & Semiconductor Equipment	6.2	4,622,119
Software	5.9	4,343,448
Insurance	5.6	4,179,976
Equity Real Estate Investment Trusts	5.5	4,113,505
Oil, Gas & Consumable Fuels	5.5	4,067,697
Machinery	5.3	3,956,973
Health Care Providers & Services	5.3	3,925,335
Specialty Retail	4.6	3,431,079
Capital Markets	4.6	3,384,088
Pharmaceuticals	3.6	2,680,189
Commercial Services & Supplies	3.5	2,621,346
Beverages	3.5	2,599,328
Life Sciences Tools & Services	3.5	2,563,621
Communications Equipment	3.2	2,405,272
Biotechnology	2.8	2,108,053
Media	2.8	2,081,249
Chemicals	2.7	2,029,212
Electronic Equipment, Instruments & Components	2.4	1,762,827
Food & Staples Retailing	2.3	1,709,819
Food Products	2.3	1,704,284
Hotels, Restaurants & Leisure	2.2	1,639,079
Construction & Engineering	2.2	1,637,573
Electric Utilities	1.9	1,397,433
Professional Services	1.9	1,375,805
Multi-Utilities	1.7	1,225,623
Industrial Conglomerates	1.4	1,061,018
Containers & Packaging	1.4	1,026,881
Thrifts & Mortgage Finance	1.3	982,084
Multi-line Retail	1.3	926,783
Air Freight & Logistics	1.2	895,549
Automobiles	1.1	822,769
Road & Rail	1.1	821,600
Airlines	1.1	805,842
Diversified Financial Services	1.1	790,475
Diversified Telecommunication Services	1.0	777,315
Technology Hardware, Storage & Peripherals	1.0	740,037
Aerospace & Defense	0.9	700,074
Wireless Telecommunication Services	0.9	674,205
Diversified Consumer Services	0.9	657,428
Household Durables	0.5	393,764
Household Products	0.5	338,775
Textiles, Apparel & Luxury Goods	0.4	269,550

Short Positions:
Leisure Equipment & Products	(0.2)	(121,150)
Real Estate Investment Trusts	(0.2)	(169,331)
Trading Companies & Distributors	(0.3)	(197,700)
Textiles, Apparel & Luxury Goods	(0.3)	(251,854)
Distributors	(0.3)	(257,632)
Building Products	(0.3)	(260,757)
Beverages	(0.4)	(271,282)
Health Care Providers & Services	(0.4)	(297,192)

See Notes to Financial Statements.

125

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

	% of Net Assets		Value
INDUSTRIES: — (Continued)

Short Positions: — (Continued)
Software	(0.4	) %	$(299,904)
Communications Equipment	(0.4)		(331,582)
Specialty Retail	(0.5)		(348,226)
Health Care Equipment & Supplies	(0.5)		(372,488)
Media	(0.5)		(402,358)
Construction Materials	(0.6)		(417,053)
Thrifts & Mortgage Finance	(0.6)		(419,093)
Industrial Conglomerates	(0.6)		(439,282)
Semiconductors & Semiconductor Equipment	(0.6)		(439,418)
Electrical Equipment	(0.6)		(464,966)
Machinery	(0.7)		(513,487)
Capital Markets	(0.7)		(538,330)
Oil, Gas & Consumable Fuels	(0.8)		(560,665)
Aerospace & Defense	(0.8)		(597,779)
Pharmaceuticals	(0.8)		(622,737)
Hotels, Restaurants & Leisure	(0.9)		(671,949)
IT Services	(0.9)		(675,866)
Life Sciences Tools & Services	(1.2)		(856,610)
Air Freight & Logistics	(1.2)		(864,388)
Commercial Services & Supplies	(1.2)		(927,842)
Road & Rail	(1.4)		(1,065,639)
Chemicals	(1.5)		(1,082,684)
Insurance	(1.9)		(1,419,515)
Equity Real Estate Investment Trusts	(2.2)		(1,614,501)
Banks	(3.5)		(2,589,471)

TOTAL COMMON STOCKS	99.3%		$73,741,276

REPURCHASE AGREEMENT	0.8		614,094

TOTAL INVESTMENTS	100.1%		$74,355,370

See Notes to Financial Statements.

126

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — 97.9%
	Alabama — 1.4%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$165,675
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	386,500
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,248,348
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	559,515

		2,360,038

	Arizona — 3.1%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	315,318
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	106,367
250,000	Glendale, AZ, Industrial Development Authority, Glencroft Retirement Community Project, Revenue Bonds, Refunding, 5.250% due 11/15/51	241,540
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	783,180
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	257,847
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	521,955
595,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	596,654
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
100,000	5.750% due 7/1/24[2]	109,099
500,000	6.750% due 7/1/44[2]	559,535
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	519,200
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	246,953
1,000,000	Phoenix, AZ, Industrial Development Authority, Health Care Facilities Revenue, Revenue Bonds, Series A, 0.900% due 11/15/52[3,4]	1,000,000

		5,257,648

	California — 4.8%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	384,013
455,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	506,975
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	274,372
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	398,311
500,000	5.000% due 6/1/46	546,630
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	317,829
1,000,000	California State, Municipal Finance Authority, Solid Waste Revenue, Revenue Bonds, Refunding, 1.100% due 9/1/21[3,4]	999,880

See Notes to Financial Statements.

127

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$500,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	$508,615
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	296,295
960,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	1,036,080
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	298,812
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured), 0.000% due 1/15/34[1]	539,090
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 1.615% due 7/1/27[3]	487,015
500,000	Palomar Pomerado, CA, General Obligation Unlimited, Series A, (AGC Insured), 0.000% due 8/1/31[1]	316,250
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	425,280
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	573,965
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	194,732

		8,104,144

	Colorado — 7.5%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	498,835
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	522,105
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	511,040
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	504,470
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	507,615
300,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	316,215
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	758,401
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/37	779,394
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Series A, 5.750% due 11/1/47	490,890
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	707,187
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	187,098
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 1.880% due 9/1/39[3]	152,222
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	734,213
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,050,410
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	934,775
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	518,200

See Notes to Financial Statements.

128

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Colorado — (Continued)
$750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	$760,672
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Subseries B, 7.750% due 12/15/46[5]	497,565
345,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	347,198
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	782,197
750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	778,485
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, 6.750% due 11/1/38[5]	501,360

		12,840,547

	Connecticut — 1.3%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	433,793
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	785,460
900,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	952,416

		2,171,669

	District Of Columbia — 2.1%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	546,740
600,000	5.000% due 6/1/46	646,356
7,500,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	1,085,175
1,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGC Insured), 0.000% due 10/1/35[1]	519,440
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	834,720

		3,632,431

	Florida — 3.8%
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	156,057
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	222,076
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	569,075
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	318,201
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	524,115
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	156,786
750,000	5.000% due 8/1/40	819,870
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	965,221

See Notes to Financial Statements.

129

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Florida — (Continued)
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
$295,000	5.000% due 5/15/20	$320,984
55,000	5.000% due 5/15/25	64,804
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	153,726
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	208,732
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	346,853
500,000	5.000% due 3/1/30[2]	555,300
195,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[5]	195,269
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	491,670
500,000	4.125% due 5/1/37	487,885

		6,556,624

	Georgia — 0.7%
325,000	Atlanta, GA, Development Authority, Health Care Facilities, Revenue Bonds, Series A1, 7.000% due 1/1/40	337,253
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	548,090
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	355,300

		1,240,643

	Illinois — 19.9%
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, (SIFMA MUNI SWAP INDEX + 0.83%), 1.750% due 3/1/36[3]	497,430
125,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series C, 5.000% due 12/1/28	124,574
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
600,000	5.000% due 12/1/41	592,530
400,000	7.000% due 12/1/46[2]	473,880
400,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured), 0.000% due 12/1/25[1]	296,732
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	713,484
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	559,609
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	629,293
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	351,660
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	281,842
750,000	6.000% due 1/1/38	858,517
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	274,982
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	223,290
500,000	5.000% due 1/1/34	509,375
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	270,653

See Notes to Financial Statements.

130

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — (Continued)
$250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	$270,873
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	560,695
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	224,652
375,000	5.000% due 11/1/30	419,760
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 11/1/17	150,000
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	522,710
500,000	Cook County, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/31	570,975
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	422,456
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	927,153
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.215% due 5/1/36[3]	150,924
	Illinois State Finance Authority, Revenue Bonds, Refunding:
255,000	3.000% due 5/15/20	258,427
1,000,000	5.000% due 12/1/46	1,091,730
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	170,048
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	335,562
250,000	5.000% due 8/15/37	270,278
1,000,000	5.000% due 2/15/45	1,100,390
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
870,000	5.000% due 8/1/30	1,008,104
1,000,000	5.000% due 2/15/31	1,129,850
1,000,000	4.125% due 8/15/37	1,017,620
135,000	Illinois State Finance Authority, Revenue Bonds, Series B, 5.750% due 8/15/30	145,673
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	535,210
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	425,731
250,000	6.875% due 10/1/43	276,457
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	543,045
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	234,895
500,000	5.000% due 7/1/47	443,990
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	544,825
930,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	981,429
1,000,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.250% due 6/15/31	1,111,300
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	585,920

See Notes to Financial Statements.

131

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — (Continued)
	Illinois State, General Obligation Unlimited:
$500,000	5.000% due 1/1/30	$537,750
1,500,000	4.000% due 6/1/32	1,464,300
1,000,000	5.000% due 2/1/39	1,040,150
200,000	5.000% due 1/1/41	207,588
1,000,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29[6]	1,089,350
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28[6]	1,091,940
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured), 0.000% due 6/15/27[1]	359,805
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	458,690
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,281,000
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	512,715
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 12/15/31[1]	287,815
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	540,395
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,030,990
500,000	Volo Village, IL, Special Service Area No.3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	502,460
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	506,905

		34,000,386

	Indiana — 1.0%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
500,000	5.000% due 6/1/32	513,765
335,000	5.000% due 6/1/39	339,911
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	104,477
120,000	6.500% due 11/15/33	134,783
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	328,653
350,000	5.000% due 4/1/28	374,840

		1,796,429

	Iowa — 0.6%
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
455,000	5.375% due 6/1/38	454,959
500,000	5.625% due 6/1/46	502,125

		957,084

	Kansas — 0.3%
250,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	251,112
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	151,061

See Notes to Financial Statements.

132

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Kansas — (Continued)
$95,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	$95,873

		498,046

	Kentucky — 1.1%
555,000	Ashland, KY, Medical Center Revenue, Refunding, Kings Daughters Medical Center Project, Series A, 5.000% due 2/1/30	616,261
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	112,684
110,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	113,394
750,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series B, 5.000% due 8/15/41	819,735
150,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	174,363

		1,836,437

	Louisiana — 0.7%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	938,745
180,000	Louisiana State, Public Facilities Authority Lease Revenue, Revenue Bonds, 5.000% due 7/1/57	198,398

		1,137,143

	Maine — 0.3%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	453,970

	Maryland — 1.9%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,208,070
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	251,998
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	255,642
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	819,592
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	494,705
300,000	Rockville, MD, Mayor & Council, Economic Development Revenue, Revenue Bonds, Series C3, 2.500% due 11/1/24[6]	300,432

		3,330,439

	Massachusetts — 0.7%
500,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Suffolk University, 5.000% due 7/1/36	572,015
500,000	Massachusetts State, Development Finance Agency Revenue, Series A, 4.680% due 11/15/21[2]	503,190
105,000	Massachusetts State, Development Finance Agency Revenue, Series B, 4.680% due 11/15/21[2]	105,670

		1,180,875

	Michigan — 0.7%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	381,462

See Notes to Financial Statements.

133

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Michigan — (Continued)
$280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	$289,388
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	53,757
25,000	4.750% due 11/15/22	27,163
250,000	5.625% due 11/15/41	266,697
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	197,346

		1,215,813

	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	249,084

	Mississippi — 0.3%
500,000	Mississippi State, Business Finance Corp., Revenue Bonds, Refunding, 5.150% due 9/1/28	501,395

	Missouri — 1.0%
490,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	567,028
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	113,568
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	140,732
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	113,729
225,000	5.000% due 2/1/29	254,142
500,000	Move Rolla, MO, Transportation Development District, Sales Tax Revenue, Revenue Bonds, 4.500% due 6/1/36	522,425

		1,711,624

	Nevada — 0.5%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	359,525
	Las Vegas, NV, Sales Tax Increment Revenue:
110,000	2.750% due 6/15/21[2]	108,801
385,000	3.500% due 6/15/25[2]	373,439

		841,765

	New Jersey — 6.1%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	286,437
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 2.520% due 3/1/28[3]	487,580
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,827,325
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	279,728
600,000	5.000% due 7/1/32	658,170
1,000,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/29	1,143,350
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	566,395

See Notes to Financial Statements.

134

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	$231,946
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, 0.000% due 12/15/39[1]	360,980
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	703,900
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	508,470
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	571,660
285,000	New Jersey State Turnpike Authority, Revenue Bonds, Series C, (SIFMA MUNI SWAP INDEX + 0.55%), 1.470% due 1/1/18[3]	285,091
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, 5.000% due 6/1/21	100,873
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	227,512
750,000	5.000% due 11/1/32	831,555
250,000	5.000% due 11/1/33	276,525

		10,347,497

	New York — 6.4%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55	385,690
3,600,000	New York City, NY, General Obligation Unlimited, Subseries L-3, 0.910% due 4/1/36[3,4]	3,600,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	506,760
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	519,050
1,400,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Revenue Bonds, Series B (SPA : State Street Bank & Trust Co.), 0.920% due 6/15/32[3,4]	1,400,000
1,000,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-3, (SPA: JP Morgan Chase Bank N.A.), 0.900% due 2/1/45[3,4]	1,000,000
1,300,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-4, 0.900% due 2/1/45[3,4]	1,300,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	772,940
955,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	1,033,616
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	343,672

		10,861,728

	North Carolina — 0.8%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	535,780
250,000	North Carolina State, Medical Care Commission, Health Care Facilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	279,013
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/31	537,165

		1,351,958

See Notes to Financial Statements.

135

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — 5.4%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
$750,000	6.500% due 6/1/47	$747,015
1,000,000	5.875% due 6/1/47	936,210
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	24,803
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	632,940
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	289,543
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,146,814
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	742,301
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	856,761
380,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds, 5.000% due 2/15/19	392,574
1,000,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18	992,350
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	720,601
300,000	5.750% due 12/1/32	329,403
500,000	6.000% due 12/1/42	548,845
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	912,720

		9,272,880

	Oklahoma — 0.1%
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,5]	128,058

	Oregon — 0.3%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, (SIFMA MUNI SWAP INDEX + 1.00%), 1.920% due 10/1/22[3]	50,153
	Yamhill County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A:
250,000	5.000% due 11/15/46	263,750
275,000	5.000% due 11/15/51	289,072

		602,975

	Pennsylvania — 4.6%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	500,215
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	127,885
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	421,056
250,000	6.000% due 6/1/46	260,005
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	484,700
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	206,687
510,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	559,720
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	477,002
250,000	5.250% due 1/15/46	269,375

See Notes to Financial Statements.

136

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
$105,000	5.000% due 11/15/23	$118,886
500,000	5.000% due 11/15/36	566,360
100,000	5.000% due 12/1/46	106,825
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,207,429
650,000	6.000% due 7/1/43	730,087
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	527,215
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	600,666
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 7/1/31	217,226
100,000	5.000% due 7/1/32	108,111
250,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Revenue Bonds, Refunding, 5.000% due 7/1/31[6]	278,988

		7,768,438

	Puerto Rico — 3.9%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,217
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured), 0.000% due 7/1/18[1]	87,808
250,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	259,372
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	635,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,134
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured): 3.625% due 7/1/23	610,134
335,000	3.650% due 7/1/24	335,074
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	50,205
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	143,518
90,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22[7]	30,938
1,250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 1.414% due 7/1/29[3]	1,046,875
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	254,832
760,000	6.000% due 7/1/33	800,189
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	254,005
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,026
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	387,150
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	521,110

See Notes to Financial Statements.

137

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Puerto Rico — (Continued)
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
$365,000	5.000% due 6/1/19	$236,345
50,000	5.000% due 6/1/20	32,376
115,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	114,923
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19	93,890
75,000	5.000% due 6/1/25	48,563
210,000	5.000% due 6/1/30	135,975
30,000	5.000% due 6/1/36	19,425

		6,588,084

	Rhode Island — 1.5%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	980,334
750,000	5.000% due 9/1/36	798,405
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	467,604
3,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	292,410

		2,538,753

	South Carolina — 2.3%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	278,702
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	166,150
545,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	584,360
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	412,915
1,090,000	5.000% due 10/1/41[2]	1,086,937
600,000	5.625% due 5/1/42	600,162
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	829,768

		3,958,994

	Texas — 7.9%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	691,150
500,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	502,185
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	290,113
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	372,614
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32[5]	268,670
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,564,949
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	153,690
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28[5]	527,785

See Notes to Financial Statements.

138

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	$265,565
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	549,165
600,000	5.000% due 4/1/30	659,130
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[2]	1,213,836
750,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	782,670
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	200,842
1,000,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/48	1,068,070
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	231,212
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
500,000	5.750% due 11/15/37	486,660
1,375,000	5.000% due 5/15/45	1,430,179
500,000	5.250% due 11/15/47	528,410
615,000	Texas State, Public Finance Authority, Revenue Bonds, (BAM Insured), 4.000% due 5/1/33	645,276
605,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds, 5.250% due 11/1/27	597,220
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, 6.000% due 11/1/41	364,210

		13,393,601

	Virginia — 0.9%
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,064,570
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	487,614

		1,552,184

	Washington — 1.1%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	105,307
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,095,420
650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	693,088

		1,893,815

	West Virginia — 0.2%
340,000	Pleasants County, WV, Pollution Control, Revenue Bonds, Refunding, Series F, 5.250% due 10/15/37	329,769

	Wisconsin — 2.6%
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,084,500
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	284,027

See Notes to Financial Statements.

139

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Wisconsin — (Continued)
$350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	$378,626
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	98,589
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,189,394
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,397,028

		4,432,164

	TOTAL MUNICIPAL BONDS (Cost $165,222,150)	166,895,132

TOTAL INVESTMENTS (Cost $165,222,150)	97.9%	$166,895,132

OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	3,544,632

NET ASSETS	100.0%	$170,439,764

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2017, these securities, which are not illiquid, amounted to $18,585,015 or 10.9% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of October 31, 2017.
[4]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).
[5]	Illiquid security.
[6]	When-issued security.
[7]	This security is in default. See Note 1.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MBIA — Municipal Bond Investors Assurance

NPFG — National Public Finanace Guarantee Corporation

SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

140

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

STATE DIVERSIFICATION

On October 31, 2017, State Diversification of the Portfolio was as follows:

	%of Net Assets	Value
STATE:
Illinois	19.9%	$34,000,386
Texas	7.9	13,393,601
Colorado	7.5	12,840,547
New York	6.4	10,861,728
New Jersey	6.1	10,347,497
Ohio	5.4	9,272,880
California	4.8	8,104,144
Pennsylvania	4.6	7,768,438
Puerto Rico	3.9	6,588,084
Florida	3.8	6,556,624
Arizona	3.1	5,257,648
Wisconsin	2.6	4,432,164
South Carolina	2.3	3,958,994
District of Columbia	2.1	3,632,431
Maryland	1.9	3,330,439
Rhode Island	1.5	2,538,753
Alabama	1.4	2,360,038
Connecticut	1.3	2,171,669
Washington	1.1	1,893,815
Kentucky	1.1	1,836,437
Indiana	1.0	1,796,429
Missouri	1.0	1,711,624
Virginia	0.9	1,552,184
North Carolina	0.8	1,351,958
Georgia	0.7	1,240,643
Michigan	0.7	1,215,813
Massachusetts	0.7	1,180,875
Louisiana	0.7	1,137,143
Iowa	0.6	957,084
Nevada	0.5	841,765
Oregon	0.3	602,975
Mississippi	0.3	501,395
Kansas	0.3	498,046
Maine	0.3	453,970
West Virginia	0.2	329,769
Minnesota	0.1	249,084
Oklahoma	0.1	128,058

TOTAL MUNICIPAL BONDS	97.9%	$166,895,132

TOTAL INVESTMENTS	97.9%	$166,895,132

See Notes to Financial Statements.

141

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.0%
	Airlines — 1.2%
3,065	Southwest Airlines Co.	$165,081

	Auto Components — 0.7%
2,149	Gentex Corp.	41,712
1,812	Goodyear Tire & Rubber Co. (The)	55,429

		97,141

	Banks — 6.7%
4,941	Citizens Financial Group, Inc.	187,807
2,465	Comerica, Inc.	193,675
1,949	JPMorgan Chase & Co.	196,089
1,498	PNC Financial Services Group, Inc. (The)	204,911
2,647	Zions BanCorp	122,980

		905,462

	Beverages — 3.4%
4,050	Coca-Cola Co. (The)	186,219
338	Constellation Brands, Inc. — Class A	74,052
1,799	PepsiCo, Inc.	198,304

		458,575

	Biotechnology — 3.5%
666	Amgen, Inc.	116,697
550	Biogen, Inc.[1]	171,413
237	Bioverativ, Inc.[1]	13,390
1,074	Celgene Corp.[1]	108,442
853	Gilead Sciences, Inc.	63,941

		473,883

	Building Products — 2.6%
2,458	Fortune Brands Home & Security, Inc.	162,376
2,347	Owens Corning	194,073

		356,449

	Capital Markets — 5.1%
3,488	Bank of New York Mellon Corp. (The)	179,458
1,307	CME Group, Inc.	179,281
2,776	Franklin Resources, Inc.	116,953
1,182	State Street Corp.	108,744
2,041	TD Ameritrade Holding Corp.	102,029

		686,465

	Chemicals — 0.8%
1,077	Celanese Corp. — Class A	112,342

	Commercial Services & Supplies — 1.7%
2,115	Avery Dennison Corp.	224,550

	Communications Equipment — 3.5%
5,925	Cisco Systems, Inc.	202,339
818	F5 Networks, Inc.[1]	99,199
6,808	Juniper Networks, Inc.	169,042

		470,580

	Electric Utilities — 1.5%
1,168	Exelon Corp.	46,965
3,163	Xcel Energy, Inc.	156,632

		203,597

See Notes to Financial Statements.

142

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.5%
2,784	Halliburton Co.	$118,988
2,339	National Oilwell Varco, Inc.	79,971

		198,959

	Equity Real Estate Investment Trusts — 1.0%
3,836	Brixmor Property Group, Inc.	67,015
3,566	Host Hotels & Resorts, Inc.	69,751

		136,766

	Food & Staples Retailing — 1.9%
4,826	US Foods Holding Corp.[1]	131,653
1,430	Wal-Mart Stores, Inc.	124,854

		256,507

	Food Products — 1.3%
3,023	Archer-Daniels-Midland Co.	123,550
924	General Mills, Inc.	47,974

		171,524

	Health Care Providers & Services — 5.0%
1,150	Aetna, Inc.	195,535
868	Anthem, Inc.	181,594
733	Centene Corp.[1]	68,660
366	Cigna Corp.	72,183
79	HCA Healthcare, Inc.[1]	5,976
623	Humana, Inc.	159,083

		683,031

	Hotels, Restaurants & Leisure — 1.7%
526	Royal Caribbean Cruises, Ltd.	65,103
1,552	Wyndham Worldwide Corp.	165,831

		230,934

	Household Products — 2.0%
1,362	Kimberly-Clark Corp.	153,239
1,356	Procter & Gamble Co. (The)	117,077

		270,316

	Independent Power Producers & Energy Traders — 0.7%
8,435	AES Corp.	89,664

	Industrial Conglomerates — 0.3%
309	Honeywell International, Inc.	44,545

	Insurance — 3.9%
2,365	Marsh & McLennan Cos., Inc.	191,399
2,880	Principal Financial Group, Inc.	189,648
1,320	Progressive Corp. (The)	64,218
653	Travelers Cos., Inc. (The)	86,490

		531,755

	IT Services — 5.4%
1,041	Accenture PLC — Class A	148,197
1,187	Automatic Data Processing, Inc.	138,001
2,502	Cognizant Technology Solutions Corp. — Class A	189,326
3,597	PayPal Holdings, Inc.[1]	260,998

		736,522

	Life Sciences Tools & Services — 3.5%
1,033	Agilent Technologies, Inc.	70,275

See Notes to Financial Statements.

143

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Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
955	Quintiles IMS Holdings, Inc.[1]	$103,235
684	Thermo Fisher Scientific, Inc.	132,580
884	Waters Corp.[1]	173,308

		479,398

	Machinery — 3.8%
915	Cummins, Inc.	161,845
1,730	Ingersoll-Rand PLC	153,278
875	Oshkosh Corp.	80,115
788	Stanley Black & Decker, Inc.	127,302

		522,540

	Media — 2.3%
896	Omnicom Group, Inc.	60,202
1,297	Scripps Networks Interactive, Inc. — Class A	108,014
1,495	Time Warner, Inc.	146,944

		315,160

	Multi-line Retail — 1.0%
2,298	Target Corp.	135,674

	Multi-Utilities — 1.1%
2,429	Ameren Corp.	150,574

	Oil, Gas & Consumable Fuels — 3.6%
828	Andeavor	87,967
3,442	Marathon Petroleum Corp.	205,625
2,538	Valero Energy Corp.	200,223

		493,815

	Paper & Forest Products — 1.0%
2,259	International Paper Co.	129,373

	Pharmaceuticals — 0.8%
444	Johnson & Johnson	61,898
960	Merck & Co., Inc.	52,886

		114,784

	Professional Services — 1.0%
1,134	ManpowerGroup, Inc.	139,800

	Real Estate Management & Development — 1.9%
5,236	CBRE Group, Inc. — Class A1	205,879
1,705	Realogy Holdings Corp.	55,123

		261,002

	Road & Rail — 0.5%
605	Kansas City Southern	63,053

	Semiconductors & Semiconductor Equipment — 4.3%
612	Lam Research Corp.[2]	127,645
223	Marvell Technology Group, Ltd.	4,119
1,738	NVIDIA Corp.	359,436
855	Skyworks Solutions, Inc.	97,350

		588,550

	Software — 9.6%
5,262	CA, Inc.	170,383
1,690	Citrix Systems, Inc.[1]	139,611
2,605	Dell Technologies, Inc. — Class V1	215,616
3,109	Fortinet, Inc.[1]	122,526

See Notes to Financial Statements.

144

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)
3,452	Oracle Corp.	$175,707
2,131	Synopsys, Inc.[1]	184,374
2,486	VMware, Inc. — Class A1,2	297,549

		1,305,766

	Specialty Retail — 4.4%
3,408	Best Buy Co., Inc.	190,780
5,013	Gap, Inc. (The)	130,288
1,924	Lowe’s Cos., Inc.	153,824
1,895	Ross Stores, Inc.	120,313

		595,205

	Technology Hardware, Storage & Peripherals — 3.8%
1,202	Apple, Inc.	203,186
2,847	HP, Inc.	61,353
2,589	Teradata Corp.[1]	86,602
5,434	Xerox Corp.	164,704

		515,845

	Textiles, Apparel & Luxury Goods — 1.0%
2,595	Hanesbrands, Inc.	58,387
660	PVH Corp.	83,695

		142,082

	TOTAL COMMON STOCKS (Cost $11,043,716)	13,457,269

Face Amount

REPURCHASE AGREEMENT* — 1.0%
$137,154	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $137,154, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $145,000, coupon rate of 1.750%, due 5/31/22, market value of $144,716)	137,154

	TOTAL REPURCHASE AGREEMENT (Cost $137,154)	137,154

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
27,563	State Street Navigator Securities Lending Government Money Market Portfolio	27,563

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $27,563)	27,563

TOTAL INVESTMENTS (Cost $11,208,433)	100.2%	$13,621,986

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(33,392)

NET ASSETS	100.0%	$13,588,594

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

145

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Software	9.6%	$1,305,766
Banks	6.7	905,462
IT Services	5.4	736,522
Capital Markets	5.1	686,465
Health Care Providers & Services	5.0	683,031
Specialty Retail	4.4	595,205
Semiconductors & Semiconductor Equipment	4.3	588,550
Insurance	3.9	531,755
Machinery	3.8	522,540
Technology Hardware, Storage & Peripherals	3.8	515,845
Oil, Gas & Consumable Fuels	3.6	493,815
Life Sciences Tools & Services	3.5	479,398
Biotechnology	3.5	473,883
Communications Equipment	3.5	470,580
Beverages	3.4	458,575
Building Products	2.6	356,449
Media	2.3	315,160
Household Products	2.0	270,316
Real Estate Management & Development	1.9	261,002
Food & Staples Retailing	1.9	256,507
Hotels, Restaurants & Leisure	1.7	230,934
Commercial Services & Supplies	1.7	224,550
Electric Utilities	1.5	203,597
Energy Equipment & Services	1.5	198,959
Food Products	1.3	171,524
Airlines	1.2	165,081
Multi-Utilities	1.1	150,574
Textiles, Apparel & Luxury Goods	1.0	142,082
Professional Services	1.0	139,800
Equity Real Estate Investment Trusts	1.0	136,766
Multi-line Retail	1.0	135,674
Paper & Forest Products	1.0	129,373
Pharmaceuticals	0.8	114,784
Chemicals	0.8	112,342
Auto Components	0.7	97,141
Independent Power Producers & Energy Traders	0.7	89,664
Road & Rail	0.5	63,053
Industrial Conglomerates	0.3	44,545

TOTAL COMMON STOCKS	99.0%	$13,457,269

REPURCHASE AGREEMENT	1.0	137,154

INVESTMENT OF SECURITY LENDING COLLATERAL	0.2	27,563

TOTAL INVESTMENTS	100.2%	$13,621,986

See Notes to Financial Statements.

146

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 99.1%
	Airlines — 1.7%
2,119	Alaska Air Group, Inc.	$139,917
1,066	Southwest Airlines Co.	57,415

		197,332

	Auto Components — 1.3%
900	Lear Corp.	158,031

	Banks — 7.9%
2,039	Comerica, Inc.	160,204
7,437	Fifth Third Bancorp	214,929
2,488	JPMorgan Chase & Co.	250,318
1,831	PNC Financial Services Group, Inc. (The)	250,463
1,081	Wells Fargo & Co.	60,687

		936,601

	Beverages — 2.9%
3,009	Coca-Cola Co. (The)	138,354
1,887	PepsiCo, Inc.	208,004

		346,358

	Biotechnology — 1.7%
379	Bioverativ, Inc.[1]	21,414
825	Celgene Corp.[1]	83,300
839	United Therapeutics Corp.[1]	99,497

		204,211

	Capital Markets — 3.6%
2,781	Franklin Resources, Inc.	117,164
773	Nasdaq, Inc.	56,158
565	State Street Corp.	51,980
4,106	TD Ameritrade Holding Corp.	205,259

		430,561

	Chemicals — 0.7%
841	LyondellBasell Industries N.V. — Class A	87,069

	Commercial Services & Supplies — 2.6%
2,845	Avery Dennison Corp.	302,054

	Communications Equipment — 3.4%
8,379	Cisco Systems, Inc.	286,143
977	F5 Networks, Inc.[1]	118,481

		404,624

	Consumer Finance — 0.5%
1,974	Synchrony Financial	64,392

	Electric Utilities — 1.5%
3,670	Xcel Energy, Inc.	181,738

	Equity Real Estate Investment Trusts — 2.8%
1,216	American Tower Corp.	174,703
3,581	Liberty Property Trust	153,553

		328,256

	Food & Staples Retailing — 1.7%
742	CVS Health Corp.	50,849
1,384	Walgreens Boots Alliance, Inc.	91,718
668	Wal-Mart Stores, Inc.	58,323

		200,890

See Notes to Financial Statements.

147

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — 2.3%
3,658	Tyson Foods, Inc. — Class A	$266,705

	Gas Utilities — 0.7%
1,745	UGI Corp.	83,516

	Health Care Providers & Services — 4.4%
1,821	Aetna, Inc.	309,625
865	Anthem, Inc.	180,967
206	McKesson Corp.	28,403

		518,995

	Hotels, Restaurants & Leisure — 1.8%
2,044	Wyndham Worldwide Corp.	218,401

	Household Durables — 0.5%
349	Snap-on, Inc.[2]	55,065

	Household Products — 1.6%
1,714	Church & Dwight Co., Inc.	77,421
1,305	Procter & Gamble Co. (The)	112,674

		190,095

	Industrial Conglomerates — 0.7%
580	Honeywell International, Inc.	83,613

	Insurance — 3.9%
1,804	Principal Financial Group, Inc.	118,794
763	Travelers Cos., Inc. (The)	101,059
4,721	Unum Group.	245,681

		465,534

	Internet Software & Services — 3.5%
7,715	eBay, Inc.[1]	290,393
670	Facebook, Inc. — Class A1	120,640

		411,033

	IT Services — 5.2%
2,425	Amdocs, Ltd.	157,867
150	DXC Technology Co.	13,728
627	Mastercard, Inc. — Class A	93,279
4,829	PayPal Holdings, Inc.[1]	350,392

		615,266

	Life Sciences Tools & Services — 3.5%
526	Thermo Fisher Scientific, Inc.	101,955
1,569	Waters Corp.[1]	307,602

		409,557

	Machinery — 5.5%
1,561	Cummins, Inc.	276,110
3,264	Ingersoll-Rand PLC	289,190
564	Stanley Black & Decker, Inc.	91,114

		656,414

	Media — 1.7%
5,558	Comcast Corp. — Class A	200,255

	Multi-line Retail — 2.0%
4,063	Target Corp.	239,879

	Multi-Utilities — 0.9%
2,174	CMS Energy Corp.	105,156

See Notes to Financial Statements.

148

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 4.7%
1,959	Chevron Corp.	$227,028
1,244	ONEOK, Inc.	67,512
3,355	Valero Energy Corp.	264,676

		559,216

	Pharmaceuticals — 3.2%
1,388	Johnson & Johnson	193,501
3,310	Merck & Co., Inc.	182,348

		375,849

	Professional Services — 0.7%
694	ManpowerGroup, Inc.	85,556

	Real Estate Management & Development — 0.9%
1,446	CBRE Group, Inc. — Class A1	56,857
1,580	Realogy Holdings Corp.	51,081

		107,938

	Semiconductors & Semiconductor Equipment — 5.1%
2,337	Intel Corp.	106,310
913	Lam Research Corp.[2]	190,425
3,209	Texas Instruments, Inc.	310,278

		607,013

	Software — 7.1%
6,557	CA, Inc.	212,315
858	Dell Technologies, Inc. — Class V1	71,017
5,373	Oracle Corp.	273,486
3,221	Synopsys, Inc.[1]	278,681

		835,499

	Specialty Retail — 3.6%
3,022	Best Buy Co., Inc.	169,172
2,266	Lowe’s Cos., Inc.	181,167
1,150	Ross Stores, Inc.	73,013

		423,352

	Technology Hardware, Storage & Peripherals — 2.5%
1,720	Apple, Inc.	290,749

	Textiles, Apparel & Luxury Goods — 0.8%
2,260	Hanesbrands, Inc.	50,850
368	PVH Corp.	46,666

		97,516

	TOTAL COMMON STOCKS (Cost $9,823,150)	11,744,289

TOTAL INVESTMENTS (Cost $9,823,150)	99.1%	$11,744,289

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	109,063

NET ASSETS	100.0%	$11,853,352

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

149

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	7.9%	$936,601
Software	7.1	835,499
Machinery	5.5	656,414
IT Services	5.2	615,266
Semiconductors & Semiconductor Equipment	5.1	607,013
Oil, Gas & Consumable Fuels	4.7	559,216
Health Care Providers & Services	4.4	518,995
Insurance	3.9	465,534
Capital Markets	3.6	430,561
Specialty Retail	3.6	423,352
Internet Software & Services	3.5	411,033
Life Sciences Tools & Services	3.5	409,557
Communications Equipment	3.4	404,624
Pharmaceuticals	3.2	375,849
Beverages	2.9	346,358
Equity Real Estate Investment Trusts	2.8	328,256
Commercial Services & Supplies	2.6	302,054
Technology Hardware, Storage & Peripherals	2.5	290,749
Food Products	2.3	266,705
Multi-line Retail	2.0	239,879
Hotels, Restaurants & Leisure	1.8	218,401
Biotechnology	1.7	204,211
Food & Staples Retailing	1.7	200,890
Media	1.7	200,255
Airlines	1.7	197,332
Household Products	1.6	190,095
Electric Utilities	1.5	181,738
Auto Components	1.3	158,031
Real Estate Management & Development	0.9	107,938
Multi-Utilities	0.9	105,156
Textiles, Apparel & Luxury Goods	0.8	97,516
Chemicals	0.7	87,069
Professional Services	0.7	85,556
Industrial Conglomerates	0.7	83,613
Gas Utilities	0.7	83,516
Consumer Finance	0.5	64,392
Household Durables	0.5	55,065

TOTAL COMMON STOCKS	99.1%	$11,744,289

TOTAL INVESTMENTS	99.1%	$11,744,289

See Notes to Financial Statements.

150

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Face Amount		Value

CORPORATE NOTES* — 3.6%
	Financial — 1.2%
$100,000	Bank of America Corp., 5.490% due 3/15/19	$104,074
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	320,631

		424,705

	Oil & Gas — 1.6%
200,000	Apache Corp., 6.900% due 9/15/18	208,524
300,000	Valero Energy Corp., 9.375% due 3/15/19	329,069

		537,593

	Retailers — 0.8%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	255,713

	TOTAL CORPORATE NOTES (Cost $1,221,083)	1,218,011

MUNICIPAL BONDS* — 91.8%
	Alabama — 2.3%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	275,472
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	269,708
215,000	Madison, AL, General Obligation Unlimited, Prerefunded 2/1/19 @ 100, 5.125% due 2/1/36	225,494

		770,674

	Alaska — 3.2%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	330,027
500,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	546,850
200,000	Valdez, AK, Marine Terminal Revenue Bonds, Refunding, Series B, (SPA : BP PLC), 5.000% due 1/1/21	221,090

		1,097,967

	California — 2.9%
400,000	California State, General Obligation Unlimited, Refunding, 5.000% due 8/1/20	441,408
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	243,529
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	289,562

		974,499

	Colorado — 1.8%
200,000	Ignacio, CO, School District 11JT, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/17	200,472
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	257,518
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	162,426

		620,416

See Notes to Financial Statements.

151

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Delaware — 0.6%
$205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	$215,221

	District Of Columbia — 0.4%
150,000	District of Columbia, Revenue Bonds, 5.000% due 12/1/17	150,470

	Florida — 5.4%
325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	343,749
350,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/19	371,959
1,000,000	Hillsborough County, FL, General Obligation Unlimited, (NPFG Insured), 5.000% due 7/1/20	1,099,870

		1,815,578

	Georgia — 1.8%
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	382,477
225,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 6/1/18	230,103

		612,580

	Idaho — 0.6%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	219,530

	Illinois — 8.8%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	166,406
200,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Series B, 5.000% due 1/1/18	201,250
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	431,828
300,000	Illinois State Finance Authority, Revenue Bonds, Series 2008C-3B, 1.050% due 11/1/38	299,643
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	212,104
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	537,580
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	103,489
130,000	5.000% due 1/1/21	138,070
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	104,081
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	313,911
250,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 6/1/18	255,522
200,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series B, (NPFG Insured), 5.500% due 6/1/18	204,994

		2,968,878

	Kansas — 1.3%
425,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	431,137

See Notes to Financial Statements.

152

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Kentucky — 1.8%
$300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	$327,810
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	266,248

		594,058

	Louisiana — 2.4%
500,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	547,725
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	264,787

		812,512

	Maryland — 0.4%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	132,906

	Michigan — 6.9%
130,000	Brandywine, MI, Community Schools, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/18	131,838
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	129,950
140,000	4.000% due 5/1/20	149,044
235,000	Harper Creek, MI, Community School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/19	244,485
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	283,226
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	311,028
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	428,368
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	255,905
200,000	Waterford, MI, School District, General Obligation Unlimited, (QSBLF Insured), 2.000% due 5/1/18	200,800
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	221,598

		2,356,242

	Minnesota — 3.8%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	111,101
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	411,456
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	281,075
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	502,325

		1,305,957

	Mississippi — 0.7%
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	231,019

See Notes to Financial Statements.

153

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Hampshire — 1.2%
$400,000	New Hampshire State, Federal Highway, Revenue Bonds, 5.000% due 9/1/18	$412,416

	New Jersey — 5.4%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	370,293
175,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	192,769
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/18 @ 100, 6.625% due 7/1/38	518,350
245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	262,089
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.208% due 1/1/21[1]	500,285

		1,843,786

	New York — 4.1%
600,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 4.000% due 11/1/17	600,000
	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A:
200,000	5.000% due 12/15/19	216,118
500,000	5.000% due 2/15/21	560,000

		1,376,118

	North Carolina — 2.5%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	101,614
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	113,280
350,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	367,640
250,000	Pitt County, NC, Limited Obligation, Revenue Bonds, Refunding, 5.000% due 4/1/18	254,117

		836,651

	Ohio — 5.3%
550,000	Cuyahoga Falls, OH, School District, General Obligation Unlimited, Refunding, (School District Credit Program), 5.000% due 12/1/17	551,727
300,000	Fairfield, OH, General Obligation Limited. Notes, 1.500% due 5/2/18	300,468
375,000	Lorain County, OH, General Obligation Limited. Notes, Series B, 1.250% due 11/9/17	375,019
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	294,595
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	269,571

		1,791,380

	Oklahoma — 0.4%
125,000	Grand River, OK, Dam Authority, Revenue Bonds, Series A, 4.000% due 6/1/19	130,303

	Pennsylvania — 13.5%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	437,192
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	248,513

See Notes to Financial Statements.

154

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	$453,320
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	420,377
500,000	Delaware State, PA, Public School Building Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 101, (AGMC Insured), 5.000% due 10/1/19	508,170
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	329,952
210,000	Lycoming County, PA, Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 100, (AGC Insured), 5.500% due 10/1/32	213,864
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	151,628
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	207,560
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	219,256
100,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Thomas Jafferson University, 5.000% due 3/1/18	101,255
250,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 4.000% due 9/1/19	262,400
280,000	Quakertown, PA, Community School District, General Obligation Limited, Series A, (State Aid Withholding), 3.000% due 8/1/18	283,903
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	318,741
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	104,819
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	329,058

		4,590,008

	Texas — 9.2%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39	459,462
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	602,520
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	216,038
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	104,434
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	261,655
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	202,842
195,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40	194,710
500,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	509,645
205,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	203,292
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	219,559

See Notes to Financial Statements.

155

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Texas — (Continued)
$140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	$141,037

		3,115,194

	Washington — 1.0%
315,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	334,092

	Wisconsin — 4.1%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	287,890
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	283,390
485,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	484,190
300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	335,460

		1,390,930

	TOTAL MUNICIPAL BONDS (Cost $31,163,246)	31,130,522

PREFERRED STOCKS* —0.8%
10,025	Wells Fargo & Co., 8.000%	255,838

	TOTAL PREFERRED STOCKS (Cost $265,851)	255,838

Shares

REGISTERED INVESTMENT COMPANIES* — 2.5%
450	BlackRock Defined Opportunity Credit Trust[2]	0
14,950	BlackRock Municipal 2020 Term Trust	229,333
2,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[3]	297,393
3,850	Vanguard Short-Term Corporate Bond ETF	308,154

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $825,988)	834,880

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
10,350	State Street Navigator Securities Lending Government Money Market Portfolio		10,350

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,350)		10,350

TOTAL INVESTMENTS (Cost $33,486,518)		98.7%	$33,449,601

OTHER ASSETS IN EXCESS OF LIABILITIES		1.3	450,723

NET ASSETS		100.0%	$33,900,324

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2017.
[2]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[3]	Securities or partial securities on loan. See Note 1.

See Notes to Financial Statements.

156

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

NPFG — National Public Finanace Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

157

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

SECTOR DIVERSIFICATION

On October 31, 2017, sector diversification of the Portfolio was as follows:

	%of Net Assets	Value
SECTOR:
Municipal Bonds	91.8%	$31,130,522
Corporate Notes	3.6	1,218,011
Registered Investment Companies	2.5	834,880
Preferred Stocks	0.8	255,838
Investment of Security Lending Collateral	0.0	10,350

TOTAL	98.7%	$33,449,601

TOTAL INVESTMENTS	98.7%	$33,449,601

See Notes to Financial Statements.

158

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares			Value

EXCHANGE-TRADED FUNDS* — 1.6%
22,100	SPDR S&P 500 ETF Trust		$5,683,015
30,000	Vanguard S&P 500 ETF		7,083,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)		12,766,915

U.S. TREASURY BILL* — 18.4%
150,000,000	U.S. Treasury Bill 1.032% due 01/11/18[1]		149,699,759

	TOTAL U.S. TREASURY BILL (Cost $149,699,758)		149,699,759

Face Amount

REPURCHASE AGREEMENT* — 2.9%
$24,076,866	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $24,076,946, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $24,610,000, coupon rate of 1.750%, due 5/31/22, market value of $24,561,814)		24,076,866

	TOTAL REPURCHASE AGREEMENT (Cost $24,076,866)		24,076,866

TOTAL PURCHASED OPTIONS (Cost $622,729,750)		76.8%	623,765,625

TOTAL INVESTMENTS (Cost $802,936,983)		99.7%	$810,309,165

OTHER ASSETS IN EXCESS OF LIABILITIES		0.3	2,073,136

NET ASSETS[2]		100.0%	$812,382,301

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $4,498,066 is held as collateral to secure the open written call and put options contracts.

See Notes to Financial Statements.

159

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	12/15/17 USD	3,125	$804,768,750	$490,406,250	$465,628,125	$24,778,125
PUTS:
S&P 500 Index	OCC**	3,000.00	12/15/17 USD	3,125	804,768,750	133,359,375	157,101,625	(23,742,250)

TOTAL PURCHASED OPTIONS					$1,609,537,500	$623,765,625	$622,729,750	$1,035,875

WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	3,000.00	12/15/17 USD	3,125	(804,768,750)	(7,813)	(28,125)	20,312
PUTS:
S&P 500 Index	OCC**	2,500.00	11/17/17 USD	1,900	(489,299,400)	(836,000)	(1,274,552)	438,552
S&P 500 Index	OCC**	2,550.00	11/17/17 USD	1,050	(270,402,300)	(1,029,000)	(1,439,077)	410,077
S&P 500 Index	OCC**	1,000.00	12/15/17 USD	3,125	(804,768,750)	(7,812)	(27,875)	20,063

TOTAL PUTS					$(1,564,470,450)	$(1,872,812)	$(2,741,504)	$868,692

TOTAL WRITTEN OPTIONS					$(2,369,239,200)	$(1,880,625)	$(2,769,629)	$889,004

**	The Options Clearing Corp

SECTOR DIVERSIFICATION

On October 31, 2017, sector diversification of the Portfolio was as follows:

	%of Net Assets	Value
SECTOR:
Purchased Options	76.8%	$623,765,625
U.S. Treasury Bill	18.4	149,699,759
Exchange-Traded Funds	1.6	12,766,915

TOTAL	96.8%	$786,232,299

REPURCHASE AGREEMENT	2.9	24,076,866

TOTAL INVESTMENTS	99.7%	$810,309,165

See Notes to Financial Statements.

160

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Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 51.3%
	Auto Components — 1.0%
3,252	Valeo SA, Sponsored ADR	$110,308

	Automobiles — 2.3%
2,945	Honda Motor Co., Ltd., Sponsored ADR	91,560
1,262	Toyota Motor Corp., Sponsored ADR	156,488

		248,048

	Banks — 10.0%
1,842	BOC Hong Kong Holdings, Ltd., Sponsored ADR	175,368
3,308	DBS Group Holdings, Ltd., Sponsored ADR	220,038
7,730	ING Groep N.V., Sponsored ADR	143,160
35,889	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	243,686
6,566	Nordea Bank AB, Sponsored ADR	79,435
25,619	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	206,489

		1,068,176

	Beverages — 1.4%
1,109	Diageo PLC—Sponsored ADR	151,944

	Chemicals — 3.5%
6,900	BASF SE, Sponsored ADR	189,750
6,894	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	181,657

		371,407

	Diversified Telecommunication Services — 4.2%
3,831	BT Group PLC, Sponsored ADR	67,081
2,509	Nippon Telegraph & Telephone Corp., ADR	121,260
8,535	Orange SA, Sponsored ADR	139,974
11,576	Telefonica SA, Sponsored ADR	120,506

		448,821

	Electrical Equipment — 2.1%
8,559	ABB, Ltd., Sponsored ADR	223,647

	Electronic Equipment, Instruments & Components — 1.7%
2,715	Kyocera Corp., Sponsored ADR	181,362

	Hotels, Restaurants & Leisure — 1.5%
2,857	InterContinental Hotels Group PLC, ADR	158,821

	Insurance — 1.1%
2,286	Prudential PLC, ADR	112,082

	Media — 1.2%
5,516	RELX PLC, Sponsored ADR	129,019

	Oil, Gas & Consumable Fuels — 3.3%
2,540	Eni SPA; Sponsored ADR	82,931
6,167	Repsol SA, Sponsored ADR	115,927
2,663	Total SA, Sponsored ADR	148,383

		347,241

	Personal Products — 4.2%
2,471	Unilever N.V., ADR	143,219
5,408	Unilever PLC, Sponsored ADR	306,363

		449,582

	Pharmaceuticals — 3.4%
2,329	Novartis AG, Sponsored ADR	192,329
2,789	Novo Nordisk AS, Sponsored ADR[1]	138,864

See Notes to Financial Statements.

161

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Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — (Continued)
2,322	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$32,044

		363,237

	Professional Services — 0.8%
3,493	RELX N.V., Sponsored ADR	78,942

	Software — 1.5%
1,377	SAP SE, Sponsored ADR	157,253

	Technology Hardware, Storage & Peripherals — 3.2%
9,020	Canon, Inc., Sponsored ADR	340,505

	Textiles, Apparel & Luxury Goods — 1.0%
1,786	LVMH Moet Hennessy Louis Vuitton SE, Unsponsored ADR	106,571

	Tobacco — 2.5%
4,030	British American Tobacco PLC, Sponsored ADR	259,532

	Wireless Telecommunication Services — 1.4%
6,090	NTT DOCOMO, Inc., Sponsored ADR	148,048

	TOTAL COMMON STOCKS (Cost $4,558,400)	5,454,546

EXCHANGE-TRADED FUND* — 2.1%
4,900	iShares MSCI Emerging Markets ETF	226,772

	TOTAL EXCHANGE-TRADED FUND (Cost $192,079)	226,772

TOTAL PURCHASED OPTIONS (Cost $4,981,800)	46.9%	4,990,125

TOTAL INVESTMENTS (Cost $9,732,279)	100.3%	$10,671,443

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(29,825)

NET ASSETS[2]	100.0%	$10,641,618

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $156 is held as collateral to secure the open written call and put options contracts.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Financial Statements.

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THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	12/15/17	USD	25	$6,438,150	$3,923,250	$3,725,025	$198,225
PUTS:
S&P 500 Index	OCC**	3,000.00	12/15/17	USD	25	6,438,150	1,066,875	1,256,775	(189,900)

TOTAL PURCHASED OPTIONS						$12,876,300	$4,990,125	$4,981,800	$8,325

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund	OCC**	69.00	11/17/17	USD	500	(348,150,000)	(46,250)	(39,529)	(6,721)
S&P 500 Index	OCC**	3,000.00	12/15/17	USD	25	(6,438,150)	(62)	(225)	163

TOTAL CALLS						$(354,588,150)	$(46,312)	$(39,754)	$(6,558)

PUTS:
iShares MSCI Emerging
Markets Fund	OCC**	46.00	11/17/17	USD	200	(92,560,000)	(9,300)	(11,300)	2,000
Russell 2000 Index	OCC**	1,470.00	11/17/17	USD	6	(90,166,380)	(4,560)	(4,425)	(135)
S&P 500 Index	OCC**	2,525.00	11/17/17	USD	17	(4,377,942)	(10,795)	(14,435)	3,640
S&P 500 Index	OCC**	1,000.00	12/15/17	USD	25	(6,438,150)	(63)	(225)	162

TOTAL PUTS						$(193,542,472)	$(24,718)	$(30,385)	$5,667

TOTAL WRITTEN OPTIONS						$(548,130,622)	$(71,030)	$(70,139)	$(891)

**	The Options Clearing Corp

SECTOR DIVERSIFICATION

On October 31, 2017, sector diversification of the Portfolio was as follows:

	% of Net Assets	Value
SECTOR:
Common Stocks	51.3%	$5,454,546
Purchased Options	46.9	4,990,125
Exchange-Traded Fund	2.1	226,772

TOTAL	100.3%	$10,671,443

TOTAL INVESTMENTS	100.3%	$10,671,443

See Notes to Financial Statements.

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THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Shares		Value

COMMON STOCKS* — 98.9%
	Japan — 24.0%
187,668	Canon, Inc., Sponsored ADR	$7,084,467
472,203	Daiichi Sankyo Co., Ltd., Sponsored ADR	10,880,974
125,251	Daito Trust Construction Co., Ltd., Sponsored ADR	5,504,155
107,609	FUJIFILM Holdings Corp., Unsponsored ADR	4,395,828
72,385	Fujitsu, Ltd., Unsponsored ADR	2,804,919
240,652	ITOCHU Corp., Unsponsored ADR	8,461,324
75,008	Kao Corp., Sponsored ADR	4,538,734
492,618	KDDI Corp., Unsponsored ADR	6,591,721
278,211	Kirin Holdings Co., Ltd., Sponsored ADR	6,924,950
53,350	Mitsubishi Corp., Sponsored ADR	2,503,395
421,343	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2,860,919
133,694	Nippon Telegraph & Telephone Corp., ADR	6,461,431
110,345	Omron Corp., Sponsored ADR	6,360,286
251,288	Sekisui House, Ltd., Sponsored ADR	4,684,260
180,748	Sony Corp., Sponsored ADR	7,846,271
180,976	Subaru Corp., Unsponsored ADR	3,116,407
219,693	Suntory Beverage & Food, Ltd., Unsponsored ADR	5,024,379
38,585	Suzuki Motor Corp., Unsponsored ADR	8,442,398
58,936	Tokyo Electron, Ltd., Unsponsored ADR	2,793,584
68,738	Trend Micro, Inc., Sponsored ADR	3,681,607

		110,962,009

	United Kingdom — 18.5%
74,579	Ashtead Group PLC, Unsponsored ADR	7,662,992
341,925	Aviva PLC, Sponsored ADR	4,670,695
65,524	BHP Billiton PLC, ADR	2,379,832
338,905	Burberry Group PLC, Sponsored ADR	8,721,720
33,660	Carnival PLC, ADR	2,246,468
533,365	Centrica PLC, Sponsored ADR	4,837,620
50,280	Diageo PLC — Sponsored ADR	6,888,863
529,839	J Sainsbury PLC, Sponsored ADR	6,938,242
569,117	Kingfisher PLC, Sponsored ADR	4,794,811
30,576	Persimmon PLC, Unsponsored ADR	2,276,689
243,189	RELX PLC, Sponsored ADR	5,688,191
40,041	Royal Dutch Shell PLC, Sponsored ADR	2,617,080
61,952	Smith & Nephew PLC, Sponsored ADR	2,370,283
396,467	Smiths Group PLC, Sponsored ADR	8,423,338
267,671	Standard Life Aberdeen PLC, Unsponsored ADR	6,252,795
60,093	Tate & Lyle PLC, Sponsored ADR	2,088,232
116,624	Unilever PLC, Sponsored ADR	6,606,750

		85,464,601

	France — 10.4%
79,807	Arkema SA, Sponsored ADR	10,103,566
249,191	Atos SE, Unsponsored ADR	7,738,627
264,017	AXA SA, Sponsored ADR	7,973,313
101,928	Cie Generale des Etablissements Michelin, Unsponsored ADR	2,951,835
157,179	Engie SA, Sponsored ADR	2,668,899
50,992	Essilor International SA, Unsponsored ADR	3,232,893
120,424	Ingenico Group SA, Unsponsored ADR	2,327,796
144,367	Renault SA, Unsponsored ADR	2,865,396
67,534	Sanofi, ADR	3,193,008
90,694	Total SA, Sponsored ADR	5,053,470

		48,108,803

	Germany — 8.6%
114,383	Allianz SE, Sponsored ADR	2,676,608
284,240	Bayer AG, Sponsored ADR	9,246,327

See Notes to Financial Statements.

164

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — (Continued)
99,932	Continental AG, Sponsored ADR	$5,110,523
308,158	Deutsche Lufthansa AG, Sponsored ADR	9,910,361
113,208	HeidelbergCement AG, Unsponsored ADR	2,325,292
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	5,029,497
72,836	Siemens AG, Sponsored ADR	5,245,649

		39,544,257

	Switzerland — 8.2%
279,608	ABB, Ltd., Sponsored ADR	7,306,157
163,966	Adecco Group AG, Unsponsored ADR	6,512,729
294,774	Credit Suisse Group AG, Sponsored ADR	4,633,847
587,899	LafargeHolcim, Ltd., Unsponsored ADR[1]	6,613,864
122,830	Swiss Re AG, Sponsored ADR	2,885,891
49,000	Swisscom AG, Sponsored ADR	2,474,500
244,068	Zurich Insurance Group AG, ADR	7,450,176

		37,877,164

	Hong Kong — 5.0%
115,843	BOC Hong Kong Holdings, Ltd., Sponsored ADR	11,028,833
190,294	Sun Hung Kai Properties, Ltd., Sponsored ADR	3,105,598
445,183	WH Group, Ltd., Sponsored ADR	9,029,202

		23,163,633

	Australia — 4.7%
365,426	Fortescue Metals Group, Ltd., Sponsored ADR	2,598,179
588,721	National Australia Bank, Ltd., Sponsored ADR	7,401,989
432,859	QBE Insurance Group, Ltd., Sponsored ADR	3,553,772
610,112	South32, Ltd., ADR	7,944,879

		21,498,819

	Denmark — 4.2%
425,040	Danske Bank AS, Sponsored ADR	8,131,015
176,710	Novo Nordisk AS, Sponsored ADR	8,798,391
90,669	Vestas Wind Systems AS, Unsponsored ADR	2,669,295

		19,598,701

	Sweden — 3.3%
678,020	Nordea Bank AB, Sponsored ADR	8,202,686
276,540	Swedbank AB, ADR	6,844,365

		15,047,051

	Spain — 3.2%
93,716	Amadeus IT Group SA, Unsponsored ADR	6,371,751
391,966	Enagas SA, Unsponsored ADR	5,640,391
136,853	Repsol SA, Sponsored ADR	2,572,562

		14,584,704

	Netherlands — 2.6%
342,869	Koninklijke Ahold Delhaize N.V., Sponsored ADR	6,449,023
48,681	Koninklijke Vopak N.V., Unsponsored ADR	2,096,691
41,578	Unilever N.V., ADR	2,409,861
18,717	Wolters Kluwer N.V., Sponsored ADR	916,197

		11,871,772

	Italy — 2.1%
154,238	Intesa Sanpaolo SPA, Sponsored ADR	3,116,533
374,978	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	6,805,851

		9,922,384

See Notes to Financial Statements.

165

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Shares		Value

COMMON STOCKS* — (Continued)

	Finland — 1.9%
299,764	UPM-Kymmene OYJ, Sponsored ADR	$9,009,407

	Singapore — 1.0%
127,456	United Overseas Bank, Ltd., Sponsored ADR	4,623,466

	Israel — 0.7%
95,925	Bank Hapoalim BM, ADR	3,339,149

	New Zealand — 0.5%
180,172	Spark New Zealand, Ltd., Sponsored ADR	2,255,753

	TOTAL COMMON STOCKS (Cost $380,849,499)	456,871,673

Face Amount

REPURCHASE AGREEMENT* — 0.8%
$3,648,377	With Fixed Income Clearing Corp., dated 10/31/17, 0.12%, principal and interest in the amount of $3,648,389, due 11/1/17, (collateralized by a U.S. Treasury Note with a par value of $3,765,000, coupon rate of 2.000%, due 4/30/24, market value of $3,724,786)	3,648,377

	TOTAL REPURCHASE AGREEMENT (Cost $3,648,377)	3,648,377

TOTAL INVESTMENTS (Cost $384,497,876)	99.7%	$460,520,050

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	1,165,577

NET ASSETS	100.0%	$461,685,627

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviatons:

ADR — American Depositary Receipt

See Notes to Financial Statements.

166

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

INDUSTRY DIVERSIFICATION

On October 31, 2017, industry diversification of the Portfolio was as follows:

	% of Net Assets	Value
INDUSTRIES:
Banks	12.0%	$55,548,955
Insurance	8.8	40,492,747
Pharmaceuticals	7.0	32,118,700
Beverages	4.1	18,838,192
Trading Companies & Distributors	4.0	18,627,711
Oil, Gas & Consumable Fuels	3.9	17,980,194
IT Services	3.7	16,915,297
Household Durables	3.2	14,807,220
Automobiles	3.1	14,424,201
Industrial Conglomerates	3.0	13,668,987
Personal Products	2.9	13,555,345
Food & Staples Retailing	2.9	13,387,265
Metals & Mining	2.8	12,922,890
Technology Hardware, Storage & Peripherals	2.5	11,480,295
Diversified Telecommunication Services	2.4	11,191,684
Food Products	2.4	11,117,434
Chemicals	2.2	10,103,566
Electrical Equipment	2.2	9,975,452
Airlines	2.1	9,910,361
Paper & Forest Products	2.0	9,009,407
Construction Materials	1.9	8,939,156
Textiles, Apparel & Luxury Goods	1.9	8,721,720
Electronic Equipment, Instruments & Components	1.9	8,688,082
Real Estate Management & Development	1.9	8,609,753
Auto Components	1.7	8,062,358
Multi-Utilities	1.6	7,506,519
Electric Utilities	1.5	6,805,851
Media	1.4	6,604,388
Wireless Telecommunication Services	1.4	6,591,721
Professional Services	1.4	6,512,729
Health Care Equipment & Supplies	1.2	5,603,176
Specialty Retail	1.0	4,794,811
Capital Markets	1.0	4,633,847
Software	0.8	3,681,607
Semiconductors & Semiconductor Equipment	0.6	2,793,584
Hotels, Restaurants & Leisure	0.5	2,246,468

TOTAL COMMON STOCKS	98.9%	$456,871,673

REPURCHASE AGREEMENT	0.8	3,648,377

TOTAL INVESTMENTS	99.7%	$460,520,050

See Notes to Financial Statements.

167

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

As of October 31, 2017, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Short Term Tax Aware Fixed Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio (formerly known as International Secured Options Portfolio) and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of October 31, 2017, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

The Equity Income Portfolio commenced operations on December 21, 2016.

The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

168

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

FASB ASC Topic 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Global Secured Options Portfolio and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at October 31, 2017. The Core Fixed Income Portfolio and High Yield Municipal Portfolio had all investments with corresponding sectors at Level 2 at October 31, 2017.

The Portfolios did not recognize any level transfers as of the fiscal year ended October 31, 2017. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of October 31, 2017 in valuing the assets and liabilities of the Short Term Tax Aware Fixed Income Portfolio and Secured Options Portfolio:

Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Financial	$—	$424,705	$—	$424,705
Oil & Gas	—	537,593	—	537,593
Retailers	—	255,713	—	255,713

Total Corporate Notes	—	1,218,011	—	1,218,011

Municipal Bonds
Alabama	—	770,674	—	770,674
Alaska	—	1,097,967	—	1,097,967
California	—	974,499	—	974,499
Colorado	—	620,416	—	620,416
Delaware	—	215,221	—	215,221
District of Columbia	—	150,470	—	150,470
Florida	—	1,815,578	—	1,815,578
Georgia	—	612,580	—	612,580
Idaho	—	219,530	—	219,530
Illinois	—	2,968,878	—	2,968,878
Kansas	—	431,137	—	431,137
Kentucky	—	594,058	—	594,058
Louisiana	—	812,512	—	812,512
Maryland	—	132,906	—	132,906

169

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Michigan	$—	$2,356,242	$—		$2,356,242
Minnesota	—	1,305,957	—		1,305,957
Mississippi	—	231,019	—		231,019
New Hampshire	—	412,416	—		412,416
New Jersey	—	1,843,786	—		1,843,786
New York	—	1,376,118	—		1,376,118
North Carolina	—	836,651	—		836,651
Ohio	—	1,791,380	—		1,791,380
Oklahoma	—	130,303	—		130,303
Pennsylvania	—	4,590,008	—		4,590,008
Texas	—	3,115,194	—		3,115,194
Washington	—	334,092	—		334,092
Wisconsin	—	1,390,930	—		1,390,930

Total Municipal Bonds	—	31,130,522	—		31,130,522

Preferred Stocks	255,838	—	—		255,838
Investment of Security Lending Collateral	10,350	—	—		10,350
Registered Investment Companies	834,880	—	0	*	834,880

Total Investments	1,101,068	32,348,533	0		33,449,601

Total	$1,101,068	$32,348,533	$0		$33,449,601

* Includes one security priced at $ 0.

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$12,766,915	$—	$—	$12,766,915
U.S. Treasury Bill	—	149,699,759	—	149,699,759
Repurchase Agreement	—	24,076,866	—	24,076,866
Purchased Options
Calls	490,406,250	—	—	490,406,250
Puts	133,359,375	—	—	133,359,375

Total Purchased Options	623,765,625	—	—	623,765,625

Total Investments	636,532,540	173,776,625	—	810,309,165

Total	$636,532,540	$173,776,625	$—	$810,309,165

170

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(7,813)	$—	$—	$(7,813)
Puts	(1,872,812)	—	—	(1,872,812)

Total Written Options	(1,880,625)	—	—	(1,880,625)

Total	$(1,880,625)	$—	$—	$(1,880,625)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2017 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

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Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the fiscal year ended October 31, 2017. During the fiscal year ended October 31, 2017, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in each Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in each Portfolio’s Statement of Operations.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Long/Short Portfolio was not used to finance short sales. As of October 31, 2017, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio, are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of October 31, 2017.

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Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2017, the Long/Short Portfolio pledged cash in the amount of $204,944,285 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Total Market Portfolio also pledged securities in the amount of $25,463,584 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities: The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the exdividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of

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its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Equity Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio and International Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service.

On October 31, 2017, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:

Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Mid Cap Equity Portfolio	$1,320,883	$—
Long/Short Portfolio	21,237,575	—
High Yield Municipal Portfolio	417,614	—
Short Term Tax Aware Fixed Income Portfolio	75,674	1,309
Global Secured Options Portfolio	5,227,565	1,264,107
International Portfolio	14,428,246	—

During the fiscal year ended October 31, 2017, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $842,373 of late year ordinary losses.

During the fiscal year ended October 31, 2017, the following Portfolios utilized capital loss carryforwards:

Mid Cap Equity Portfolio	$1,181,892
U.S. Emerging Growth Portfolio	437,834
Large Cap Core Portfolio	1,155,820
Large Cap Growth Portfolio	20,106,341
Total Market Portfolio	701,044
Responsible ESG U.S. Equity Portfolio	29,524
Women in Leadership U.S. Equity Portfolio	1,289
Global Secured Options Portfolio	1,109,500
International Portfolio	11,556,895

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Notes to Financial Statements — (Continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. During the fiscal year ended October 31, 2017, $5,227,189 of the Long/Short Portfolio’s and $55,170,197 of the International Portfolio’s carry-forward losses expired.

As of October 31, 2017, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Core Fixed Income Portfolio	$—	$1,019,235	$1,755,129	$1,075,477	$—	$—	$3,849,841
Strategic Equity Portfolio	—	388,312	13,720,555	80,154,743	—	—	94,263,610
Small Cap Equity Portfolio	—	3,080,063	334,316,436	544,225,139	—	—	881,621,638
Mid Cap Equity Portfolio	—	1,140	—	2,455,249	—	(1,320,883)	1,135,506
Large Cap Value Portfolio	—	1,190,569	3,550,190	13,441,640	—	—	18,182,399
Equity Income Portfolio	—	23,548	—	860,412	—	—	883,960
U.S. Emerging Growth Portfolio	—	—	—	—	—	—	—
Large Cap Core Portfolio	—	2,032,279	111,637,400	622,598,229	—	—	736,267,908
Large Cap Growth Portfolio	—	2,019,426	72,871,543	957,029,118	—	—	1,031,920,087
Long/Short Portfolio	—	—	—	69,009,828	(842,373)	(21,237,575)	46,929,880
Total Market Portfolio	—	26,697	2,231,168	27,258,649	—	—	29,516,514
High Yield Municipal Portfolio	428,373	—	—	1,663,857	—	(417,614)	1,674,616
Responsible ESG U.S. Equity Portfolio	—	7,492	61,981	2,405,777	—	—	2,475,250
Women in Leadership U.S. Equity Portfolio	—	10,043	83,380	1,905,406	—	—	1,998,829
Short Term Tax Aware Fixed Income Portfolio	18,485	—	—	(37,034)	—	(76,983)	(95,532)
Secured Options Portfolio	—	17,189,304	32,650,105	6,336,307	—	—	56,175,716
Global Secured Options Portfolio	—	79,478	—	874,005	—	(6,491,672)	(5,538,189)
International Portfolio	—	212,073	—	75,775,926	—	(14,428,246)	61,559,753

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

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The tax character of distributions paid during the fiscal year ended October 31, 2017, was as follows:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Core Fixed Income Portfolio	$—	$9,796,163	$3,226,898	$—
Strategic Equity Portfolio	—	2,097,356	11,064,147	—
Small Cap Equity Portfolio	—	2,714,603	52,183,890	—
Mid Cap Equity Portfolio	—	62,132	—	—
Large Cap Value Portfolio	—	1,622,798	5,439,004	—
Equity Income Portfolio	—	105,892	—	—
U.S. Emerging Growth Portfolio	—	172,842	—	—
Large Cap Core Portfolio	—	22,522,801	—	—
Large Cap Growth Portfolio	—	19,123,619	—	—
Total Market Portfolio	—	160,173	—	—
High Yield Municipal Portfolio	4,202,037	763,923	—	—
Responsible ESG U.S. Equity Portfolio	—	65,637	—	—
Women in Leadership U.S. Equity Portfolio	—	77,872	—	—
Short Term Tax Aware Fixed Income Portfolio	142,982	72,222	—	—
Secured Options Portfolio	—	9,197,563	19,239,800	—
Global Secured Options Portfolio	—	135,356	—	—
International Portfolio	—	7,885,718	—	—

The tax character of distributions paid during the fiscal year ended October 31, 2016, was as follows:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Core Fixed Income Portfolio	$—	$9,014,871	$2,439,232
Strategic Equity Portfolio	—	1,610,968	13,155,192
Small Cap Equity Portfolio	—	5,296,109	22,541,619
Mid Cap Equity Portfolio	—	241,341	162,727
Large Cap Value Portfolio	—	1,175,176	8,691,151
U.S. Emerging Growth Portfolio	—	153,913	315,331
Large Cap Core Portfolio	—	23,026,609	17,871,085
Large Cap Growth Portfolio	—	14,837,214	—
Total Market Portfolio	—	408,601	—
High Yield Municipal Portfolio	1,704,157	66,817	—
Responsible ESG U.S. Equity Portfolio	—	20,176	—
Women in Leadership U.S. Equity Portfolio	—	32,425	—
Short Term Tax Aware Fixed Income Portfolio	8,785	13,286	—
Secured Options Portfolio	—	7,351,656	15,273,542
Global Secured Options Portfolio	—	711,091	—
International Portfolio	—	7,301,630	—

For the fiscal year ended October 31, 2017, permanent differences between financial and tax reporting related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, capital loss carryover expired, net operating losses, liquidating distributions, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Core Fixed Income Portfolio	$789,817	$(789,817)	$—
Strategic Equity Portfolio	(170)	170	—
Small Cap Equity Portfolio	526,690	(526,690)	—
Mid Cap Equity Portfolio	(95)	95	—
Large Cap Value Portfolio	(32,160)	32,160	—
Equity Income Portfolio	(941)	2,994	(2,053)
U.S. Emerging Growth Portfolio	(7,145)	(17,921,481)	17,928,626
Large Cap Core Portfolio	(66,949)	66,949	—
Large Cap Growth Portfolio	(19,060)	19,060	—
Long/Short Portfolio	1,108,003	5,284,411	(6,392,414)

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Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Total Market Portfolio	$(552)	$552	$—
High Yield Municipal Portfolio	(10,407)	10,407	—
Responsible ESG U.S. Equity Portfolio	(5,691)	5,691	—
Women in Leadership U.S. Equity Portfolio	(1,209)	1,209	—
Short Term Tax Aware Fixed Income Portfolio	(31)	183	(152)
Secured Options Portfolio	4,555,369	(4,555,369)	—
Global Secured Options Portfolio	49,088	(49,088)	—
International Portfolio	120,647	55,049,550	(55,170,197)

As of October 31, 2017, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$482,932,904	$3,753,826	$2,678,349	$1,075,477
Strategic Equity Portfolio	128,891,425	81,265,703	1,110,960	80,154,743
Small Cap Equity Portfolio	3,012,050,840	643,808,124	99,582,985	544,225,139
Mid Cap Equity Portfolio	12,634,955	2,938,764	483,515	2,455,249
Large Cap Value Portfolio	62,752,593	14,343,996	902,356	13,441,640
Equity Income Portfolio	12,189,028	1,146,836	286,424	860,412
U.S. Emerging Growth Portfolio	4,787,055	—	—	—
Large Cap Core Portfolio	2,081,491,292	641,941,023	19,342,794	622,598,229
Large Cap Growth Portfolio	3,082,085,074	969,910,775	12,881,657	957,029,118
Long/Short Portfolio	31,252,551	88,517,236	19,507,408	69,009,828
Total Market Portfolio	47,096,721	28,677,163	1,418,514	27,258,649
High Yield Municipal Portfolio	165,231,275	3,205,766	1,541,909	1,663,857
Responsible ESG U.S. Equity Portfolio	11,216,209	2,536,977	131,200	2,405,777
Women in Leadership U.S. Equity Portfolio	9,838,883	2,012,764	107,358	1,905,406
Short Term Tax Aware Fixed Income Portfolio	33,486,635	65,151	102,185	(37,034)
Secured Options Portfolio	802,092,233	6,336,307	—	6,336,307
Global Secured Options Portfolio	9,726,408	1,209,296	335,291	874,005
International Portfolio	384,744,069	79,363,014	3,587,033	75,775,981

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2. Financial Instruments and Hedging Activities

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2017 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased[1]	$623,765,625	$623,765,625

Total Value	$623,765,625	$623,765,625

177

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Liability Derivatives

	Equity Contracts Risk	Total
Options Written[2]	$(1,880,625)	$(1,880,625)

Total Value	$(1,880,625)	$(1,880,625)

Realized Gain (Loss)

	Equity Contracts Risk	Total
Options Purchased[3]	$6,370,303	$6,370,303
Options Written[4]	45,444,375	45,444,375

Total Realized Gain (Loss)	$51,814,678	$51,814,678

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Options Purchased[5]	$773,475	$773,475
Options Written[6]	1,863,564	1,863,564

Total Change in Appreciation (Depreciation)	$2,637,039	$2,637,039

Number of Contracts, Notional Amounts or Shares/Units7

	Equity Contracts Risk	Total
Options Purchased	568,333	568,333
Options Written	(859,517)	(859,517)

Global Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased[1]	$4,990,125	$4,990,125

Total Value	$4,990,125	$4,990,125

Liability Derivatives

	Equity Contracts Risk	Total
Options Written[2]	$(71,030)	$(71,030)

Total Value	$(71,030)	$(71,030)

178

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Realized Gain (Loss)

	Equity Contracts Risk	Total
Options Purchased[3]	$19,225	$19,225
Options Written[4]	(19,710)	(19,710)

Total Realized Gain (Loss)	$(485)	$(485)

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Options Purchased[5]	$8,325	$8,325
Options Written[6]	(91,742)	(91,742)

Total Change in Appreciation (Depreciation)	$(83,417)	$(83,417)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity Contracts Risk	Total
Options Purchased	2,083	2,083
Options Written	(196,750)	(196,750)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investments.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represent the average monthly number of shares during the period ended October 31, 2017.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, International Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Short Term Tax Aware Fixed Income Portfolio, Total Market Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.

Capital Guardian Trust Company (“CGTC”) serves as sub-advisor to the High Yield Municipal Portfolio. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay CGTC a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.

Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:

Fund Name	Management Fee on Net Assets
Core Fixed Income Portfolio	0.35%
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Mid Cap Equity Portfolio	0.55%*
Large Cap Value Portfolio	0.55%

179

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Notes to Financial Statements — (Continued)

Fund Name	Management Fee on Net Assets
Equity Income Portfolio	0.55	%** %
U.S. Emerging Growth Portfolio	0.55%
Large Cap Core Portfolio	0.55%
Large Cap Growth Portfolio	0.55%
Long/Short Portfolio	1.20	%***
Total Market Portfolio	1.20	%***
High Yield Municipal Portfolio	0.65	%*
Responsible ESG U.S. Equity Portfolio	0.55	%*
Women in Leadership U.S. Equity Portfolio	0.55	%*
Short Term Tax Aware Fixed Income Portfolio	0.35	%****
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55	%*****
International Portfolio	0.75	%*

* The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Mid Cap Equity Portfolio’s Advisor Class, High Yield Municipal Portfolio’s, Responsible ESG U.S. Equity Portfolio’s, Women in Leadership U.S. Equity Portfolio’s and, since February 26, 2016, the International Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.

** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers/reimbursements are discontinued after that date.

*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for each Portfolio is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund fees and expenses, short-sale dividend expense, prime broker interest expense, brokerage commissions, taxes, interest and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

**** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s annual total operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers and/or reimbursements are discontinued after that date.

***** The Advisor contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Global Secured Options Portfolio’s annual total operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through February 28, 2015, which are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights. These waivers/reimbursements were discontinued because the Global Secured Options Portfolio’s expenses had been consistently below the expense cap for over one year.

Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:

Shareholder Servicing Fee on Net Assets
Core Fixed Income Portfolio	0.10%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%

180

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Notes to Financial Statements — (Continued)

Shareholder Servicing Fee on Net Assets
Equity Income Portfolio	0.20%
Mid Cap Equity Portfolio (Advisor Class)	0.25%
Large Cap Value Portfolio	0.20%
U.S. Emerging Growth Portfolio	0.25%
Large Cap Core Portfolio (Advisor Class)	0.20%
Large Cap Growth Portfolio (Advisor Class)	0.20%
Long/Short Portfolio	0.20%
Total Market Portfolio	0.20%
High Yield Municipal Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Short Term Tax Aware Fixed Income Portfolio	0.10%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
International Portfolio	0.25%

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statement of Operations.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2018, the Fund pays each Board member an annual fee of $74,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2018, each Board member received an annual fee of $54,000 and the Audit Committee Chairman received an annual fee of $7,500 for his services as Chairman of the Audit Committee. These fees can be found under the caption “Directors’ fees and expenses” in the Statement of Operations.

Expenses for the fiscal year ended October 31, 2017 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statement of Operations.

4.	Purchases and Sales of Securities

For the fiscal year ended October 31, 2017, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$140,357,418	$120,536,853
Strategic Equity Portfolio	28,847,558	38,513,160
Small Cap Equity Portfolio	2,010,892,366	1,948,437,132
Mid Cap Equity Portfolio	7,814,201	13,881,661
Large Cap Value Portfolio	70,193,840	79,174,940
Equity Income Portfolio	13,252,010	1,165,756
U.S. Emerging Growth Portfolio	53,191,108	116,974,451
Large Cap Core Portfolio	1,640,702,609	1,464,487,721
Large Cap Growth Portfolio	2,500,168,188	2,428,513,632
Long/Short Portfolio	290,674,333	305,592,776
Total Market Portfolio	73,871,205	77,966,417
High Yield Municipal Portfolio	77,367,072	61,884,048
Responsible ESG U.S. Equity Portfolio	10,150,216	5,310,435
Women in Leadership U.S. Equity Portfolio	9,607,303	6,097,460
Short Term Tax Aware Fixed Income Portfolio	17,238,901	8,329,466
Secured Options Portfolio	—	—

181

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Purchases	Sales
Global Secured Options Portfolio	$1,033,879	$21,650,960
International Portfolio	322,653,646	377,127,449

For the fiscal year ended October 31, 2017, the cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$71,206,747	$94,575,922

5.	Common Stock

Changes in the capital shares outstanding were as follows:

	Year Ended 10/31/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio
Sold	9,610,755	$105,497,923	12,906,761	$145,372,599
Issued as reinvestment of dividends	356,902	3,881,561	313,461	3,491,317
Redeemed	(8,936,559)	(98,096,739)	(8,660,441)	(97,514,114)

Net Increase	1,031,098	$11,282,745	4,559,781	$51,349,802

Strategic Equity Portfolio
Sold	688,987	$15,551,970	1,360,099	$27,883,530
Issued as reinvestment of dividends	550,116	11,566,825	664,195	13,119,427
Redeemed	(1,278,339)	(28,216,778)	(1,578,697)	(32,040,616)

Net Increase (Decrease)	(39,236)	$(1,097,983)	445,597	$8,962,341

Small Cap Equity Portfolio — Advisor
Sold	5,942,624	$176,691,343	10,690,213	$266,261,014
Issued as reinvestment of dividends	842,108	24,202,174	515,284	12,799,971
Redeemed	(11,151,723)	(329,278,433)	(11,588,671)	(289,162,496)

Net Decrease	(4,366,991)	$(128,384,916)	(383,174)	$(10,101,511)

Small Cap Equity Portfolio — Institutional
Sold	32,017,912	$985,162,786	24,227,560	$628,093,312
Issued as reinvestment of dividends	419,562	12,570,091	225,081	5,842,910
Redeemed	(23,821,823)	(731,864,644)	(12,647,945)	(330,817,028)

Net Increase	8,615,651	$265,868,233	11,804,696	$303,119,194

Mid Cap Equity Portfolio — Advisor
Sold	43,009	$479,466	451,852	$4,584,640
Issued as reinvestment of dividends	26	292	23,074	229,814
Redeemed	(594,842)	(6,601,801)	(1,489,386)	(14,757,790)

Net Decrease	(551,807)	$(6,122,043)	(1,014,460)	$(9,943,336)

Large Cap Value Portfolio
Sold	1,190,517	$12,781,533	1,307,485	$12,889,049
Issued as reinvestment of dividends	545,934	5,716,676	936,741	8,850,468
Redeemed	(2,073,036)	(22,280,424)	(2,630,584)	(26,304,175)

Net Decrease	(336,585)	$(3,782,215)	(386,358)	$(4,564,658)

Equity Income Portfolio[1]
Sold	1,271,676	$13,155,962	—	$—
Redeemed	(99,339)	(1,067,789)	—	—

Net Increase	1,172,337	$12,088,173	—	$—

U.S. Emerging Growth Portfolio
Sold	579,602	$6,267,188	1,399,073	$12,851,192
Issued as reinvestment of dividends	267	2,931	34,260	315,587
Redeemed	(3,942,359)	(43,872,693)	(553,409)	(5,227,530)

Net Increase (Decrease)	(3,362,490)	$(37,602,574)	879,924	$7,939,249

182

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended 10/31/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Large Cap Core Portfolio — Advisor
Sold	17,432,710	$437,290,067	41,004,544	$897,682,616
Issued as reinvestment of dividends	427,752	10,922,717	1,393,718	30,074,762
Redeemed	(17,835,255)	(452,875,957)	(40,309,856)	(898,506,816)

Net Increase (Decrease)	25,207	$(4,663,173)	2,088,406	$29,250,562

Large Cap Core Portfolio — Institutional[2]
Sold	9,067,412	$231,638,665	15,993,604	$325,614,460
Issued as reinvestment of dividends	95,445	2,527,443	11,592	258,798
Redeemed	(1,897,323)	(48,899,375)	(3,710,710)	(82,024,408)

Net Increase	7,265,534	$185,266,733	12,294,486	$243,848,850

Large Cap Growth Portfolio — Advisor
Sold	35,506,606	$975,947,541	69,857,894	$1,721,285,344
Issued as reinvestment of dividends	536,451	15,028,286	516,067	12,722,225
Redeemed	(59,173,985)	(1,671,457,692)	(29,008,666)	(701,445,119)

Net Increase (Decrease)	(23,130,928)	$(680,481,865)	41,365,295	$1,032,562,450

Large Cap Growth Portfolio — Institutional[3]
Sold	30,819,654	$879,255,188	2,076,690	$52,173,598
Issued as reinvestment of dividends	58,109	1,732,309	3,865	96,557
Redeemed	(5,021,593)	(137,823,589)	(662,806)	(16,458,773)

Net Increase	25,856,170	$743,163,908	1,417,749	$35,811,382

Long/Short Portfolio
Sold	5,021,528	$61,021,369	7,630,656	$86,457,545
Redeemed	(2,651,167)	(32,209,231)	(3,699,337)	(41,996,058)

Net Increase	2,370,361	$28,812,138	3,931,319	$44,461,487

Total Market Portfolio
Sold	529,482	$9,095,047	830,931	$11,714,522
Issued as reinvestment of dividends	3,662	60,627	13,270	191,403
Redeemed	(768,415)	(12,830,042)	(2,720,384)	(38,458,750)

Net Decrease	(235,271)	$(3,674,368)	(1,876,183)	$(26,552,825)

High Yield Municipal Portfolio[4]
Sold	5,471,001	$54,980,310	15,085,377	$154,553,313
Issued as reinvestment of dividends	62,768	615,130	—	—
Redeemed	(3,881,693)	(38,515,087)	(273,691)	(2,861,010)

Net Increase	1,652,076	$17,080,353	14,811,686	$151,692,303

Responsible ESG U.S. Equity Portfolio[4]
Sold	454,284	$5,681,489	618,530	$6,340,364
Issued as reinvestment of dividends	113	1,400	—	—
Redeemed	(61,333)	(772,919)	(13,499)	(136,210)

Net Increase	393,064	$4,909,970	605,031	$6,204,154

Women in Leadership U.S. Equity Portfolio
Sold	334,675	$4,066,006	611,752	$6,282,672
Issued as reinvestment of dividends	191	2,288	18	196
Redeemed	(41,498)	(494,950)	(87)	(903)

Net Increase	293,368	$3,573,344	611,683	$6,281,965

Short Term Tax Aware Fixed Income Portfolio[5]
Sold	1,429,443	$14,229,559	3,042,527	$30,464,107
Redeemed	(1,045,568)	(10,386,590)	(31,145)	(311,061)

Net Increase	383,875	$3,842,969	3,011,382	$30,153,046

183

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended 10/31/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Secured Options Portfolio — Advisor
Sold	20,817,835	$255,692,822	20,425,632	$241,915,899
Issued as reinvestment of dividends	1,994,084	24,148,351	1,920,944	22,513,534
Redeemed	(33,888,146)	(419,551,810)	(7,664,114)	(91,160,150)

Net Increase (Decrease)	(11,076,227)	$(139,710,637)	14,682,462	$173,269,283

Secured Options Portfolio — Institutional[6]
Sold	29,734,349	$368,190,672	—	$—
Issued as reinvestment of dividends	69,465	841,215	—	—
Redeemed	(1,181,626)	(14,815,316)	—	—

Net Increase	28,622,188	$354,216,571	—	$—

Global Secured Options Portfolio
Sold	298,403	$3,014,985	338,309	$3,179,464
Issued as reinvestment of dividends	1	9	5,700	54,892
Redeemed	(2,295,314)	(22,789,120)	(6,220,945)	(60,550,933)

Net Decrease	(1,996,910)	$(19,774,126)	(5,876,936)	$(57,316,577)

International Portfolio
Sold	5,290,341	$72,326,514	20,758,080	$268,531,004
Issued as reinvestment of dividends	7,675	109,386	7,614	95,141
Redeemed	(9,447,036)	(126,542,430)	(4,266,577)	(54,737,212)

Net Increase (Decrease)	(4,149,020)	$(54,106,530)	16,499,117	$213,888,933

[1]	Portfolio commenced operations on December 21, 2016.
[2]	Class commenced operations on December 30, 2015.
[3]	Class commenced operations on November 5, 2015.
[4]	Portfolio commenced operations on December 22, 2015.
[5]	Portfolio commenced operations on June 29, 2016.
[6]	Class commenced operations on November 9, 2016.

As of October 31, 2017, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of October 31, 2017. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Small Cap Equity Portfolio (Advisor Class)	3	55
Small Cap Equity Portfolio (Institutional Class)	2	82
Mid Cap Equity Portfolio (Advisor Class)	1	8
Large Cap Value Portfolio	1	13
Equity Income Portfolio	1	9
Long/Short Portfolio	2	13
Total Market Portfolio	3	35
Responsible ESG U.S. Equity Portfolio	5	53
Women in Leadership U.S. Equity Portfolio	5	59
Secured Options Portfolio (Advisor Class)	3	41
Secured Options Portfolio (Institutional Class)	3	89
Short Term Tax Aware Fixed Income Portfolio	2	29
Large Cap Core Portfolio (Advisor Class)	2	57
Large Cap Core Portfolio (Institutional Class)	4	90
Large Cap Growth (Advisor Class)	2	73
Large Cap Growth (Institutional Class)	3	88
Global Secured Options Portfolio	7	71

184

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

6.	Lending of Portfolio Securities

As of October 31, 2017, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Small Cap Equity Portfolio	$89,348,901	$91,306,611	—	2.49
Mid Cap Equity Portfolio	277,210	282,556	—	1.84
Large Cap Core Portfolio	29,666,124	30,362,605	—	1.10
Large Cap Growth Portfolio	96,635,762	98,998,953	—	2.39
Long/Short Portfolio	4,197,325	4,268,020	—	0.83
Responsible ESG U.S. Equity Portfolio	425,194	27,563	405,800	3.12
Women in Leadership U.S. Equity Portfolio	195,000	—	196,800	1.64
Short Term Tax Aware Fixed Income Portfolio	10,143	10,350	—	0.03

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.

For the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio, all of the securities on loan collateralized by cash are classified as Common Stocks in each Portfolio’s Schedule of Investments at October 31, 2017, with a contractual maturity of overnight and continuous.

For the Short Term Tax Aware Fixed Income Portfolio, the security on loan collateralized by cash is classified as a Registered Investment Company in the Portfolio’s Schedule of Investments at October 31, 2017 with a contractual maturity of overnight and continuous.

7.	Recently Issued Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

On October 13, 2016, the SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018.

In December 2016, the FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact, if any, on the financial statements and disclosures.

8.	Subsequent Events

Management has evaluated events and transactions subsequent to October 31, 2017 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure, except for the following: The U.S Emerging Growth Portfolio was liquidated on November 15, 2017.

185

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and International Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows (for the Long/Short Portfolio and Total Market Portfolio) and the financial highlights present fairly, in all material respects, the financial position of each of the eighteen portfolios listed in the table below:

Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, International Portfolio	Statements of operations for the year ended October 31, 2017 and the statements of changes in net assets for each of the two years in the period ended October 31, 2017
Long/Short Portfolio, Total Market Portfolio	Statements of operations and of cash flows for the year ended October 31, 2017 and the statements of changes in net assets for each of the two years in the period ended October 31, 2017
High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio	Statements of operations for the year ended October 31, 2017 and the statements of changes in net assets for the year ended October 31, 2017 and the period December 22, 2015 (commencement of operations) through October 31, 2016
Short Term Tax Aware Fixed Income Portfolio	Statement of operations for the year ended October 31, 2017 and the statements of changes in net assets for the year ended October 31, 2017 and the period June 29, 2016 (commencement of operations) through October 31, 2016
Equity Income Portfolio	Statements of operations and of changes in net assets for the period December 21, 2016 (commencement of operations) through October 31, 2017

(constituting The Glenmede Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2017, the results of each of their operations, the cash flows for the Long/Short Portfolio and Total Market Portfolio and the changes in each of their net assets for the respective periods described in the table above and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian

186

and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

Boston, Massachusetts

December 22, 2017

187

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017

Muni Intermediate Portfolio
Assets:
Investments at value1,	$299,645,426
Cash	4,148,625
Receivable for fund shares sold	60,000
Interest receivable	3,468,340
Prepaid expenses	297

Total assets	307,322,688

Liabilities:
Payable for when-issued securities	3,197,612
Payable for fund shares redeemed	37,652
Payable for Trustees’ fees	9,066
Payable for Shareholder Servicing fees	38,708
Accrued expenses	57,458

Total liabilities	3,340,496

Net Assets	$303,982,192

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$27,607
Paid-in capital in excess of par value	299,488,346
Undistributed net investment income	446,630
Accumulated net realized loss from investment transactions	(302,943)
Net unrealized appreciation on investments	4,322,552

Total Net Assets	$303,982,192

Shares Outstanding	27,607,499

Net Asset Value Per Share	$11.01

[1] Investments at cost	$295,322,874

See Notes to Financial Statements.

188

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2017

Muni Intermediate Portfolio
Investment income:
Interest	$5,878,036

Total investment income	5,878,036

Expenses:
Administration, transfer agent and custody fees	164,100
Professional fees	6,929
Shareholder report expenses	19,793
Shareholder servicing fees	457,623
Trustees’ fees and expenses	40,727
Registration and filing fees	6,710
Other expenses	2,858

Total expenses	698,740

Net investment income	5,179,296

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(302,943)
Net change in unrealized loss of:
Investments	(1,255,810)

Net realized and unrealized loss	(1,558,753)

Net increase in net assets resulting from operations	$3,620,543

See Notes to Financial Statements.

189

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended October 31, 2017

Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,179,296
Net realized loss on:
Investment transactions	(302,943)
Net change in unrealized loss of:
Investments	(1,255,810)

Net increase in net assets resulting from operations	3,620,543
Distributions to shareholders from:
Net investment income	(5,126,243)
Net realized gain on investments	(1,046,831)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,708,633)

Net increase (decrease) in net assets	(27,261,164)

NET ASSETS:
Beginning of year	331,243,356

End of year	$303,982,192

Undistributed net investment income included in net assets at end of year	$446,630

For the Year Ended October 31, 2016

Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,034,943
Net realized gain on:
Investment transactions	2,091,590
Net change in unrealized gain of:
Investments	679,897

Net increase in net assets resulting from operations	7,806,430
Distributions to shareholders from:
Net investment income	(4,946,819)
Net increase in net assets from capital share transactions (See note 5)	29,263,039

Net increase in net assets	32,122,650

NET ASSETS:
Beginning of year	299,120,706

End of year	$331,243,356

Undistributed net investment income included in net assets at end of year	$411,319

See Notes to Financial Statements.

190

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Years Ended October 31,
	2017	2016	2015	2014	2013

Net asset value, beginning of year	$11.08	$10.98	$11.04	$10.94	$11.20

Income from investment operations:
Net investment income	0.19	0.17	0.16	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.04)	0.10	—	0.15	(0.25)

Total from investment operations	0.15	0.27	0.16	0.33	(0.05)

Distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.16)	(0.18)	(0.21)
Net realized capital gains	(0.04)	—	(0.06)	(0.05)	— [1]

Total distributions	(0.22)	(0.17)	(0.22)	(0.23)	(0.21)

Net asset value, end of year	$11.01	$11.08	$10.98	$11.04	$10.94

Total return	1.38%	2.45%	1.45%	3.09%	(0.46)%

Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$303,982	$331,243	$299,121	$263,867	$212,731
Ratio of operating expenses to average net assets	0.23%	0.25%	0.23%	0.25%	0.25%
Ratio of net investment income to average net assets	1.70%	1.53%	1.44%	1.67%	1.85%
Portfolio turnover rate	19%	34%	71%	46%	68%

[1]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

191

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — 98.6%
	Alabama — 1.1%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$3,236,490

	Alaska — 2.9%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,885,568
3,500,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	3,850,315
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,995,124

		8,731,007

	Arizona — 1.6%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,803,747

	California — 1.2%
3,000,000	California State, General Obligation Unlimited, Refunding, 5.000% due 9/1/25	3,666,300

	Connecticut — 0.4%
1,170,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, (BHAC Insured NPFG), Prerefunded 7/1/18 @ 100, 5.750% due 7/1/33	1,206,586

	Florida — 16.0%
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,385,495
10,550,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/18	10,783,049
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured), 5.250% due 2/15/19	3,542,712
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E, 5.000% due 6/1/26	6,089,400
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B, 5.000% due 7/1/22	5,311,140
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22[1]	3,188,322
1,935,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	2,026,526
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	2,968,244
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,507,875
2,750,000	5.000% due 10/1/25	3,348,785
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,523,950

		48,675,498

	Georgia — 2.4%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds, 5.000% due 12/1/18	1,040,890
6,000,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, 5.000% due 6/1/19	6,356,820

		7,397,710

See Notes to Financial Statements.

192

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — 5.9%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
$1,000,000	5.000% due 1/1/20	$1,077,340
2,520,000	5.000% due 1/1/23	2,930,760
3,795,000	Illinois State, Finance Authority Revenue, Revenue Bonds, 5.000% due 7/1/27	4,566,106
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,778,920
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,660,440

		18,013,566

	Indiana — 1.6%
5,000,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31	5,019,100

	Kansas — 0.7%
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4, (1M USD LIBOR * 0.67+ 0.32%), 1.148% due 9/1/18[2]	2,224,644

	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,139,620

	Louisiana — 1.2%
3,000,000	Louisiana State, General Obligation Unlimited, Series A, 5.000% due 4/1/28	3,619,980

	Maine — 1.2%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,332,203
1,985,000	5.000% due 9/1/22	2,302,501

		3,634,704

	Maryland — 1.5%
	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement:
2,410,000	5.000% due 6/1/18	2,465,213
2,000,000	4.000% due 6/1/21	2,191,240

		4,656,453

	Massachusetts — 1.1%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A, (3M USD LIBOR * 0.67+ 0.46%), 1.338% due 11/1/18[2]	1,000,140
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,348,320

		3,348,460

	Michigan — 3.7%
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,484,360
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,802,070
5,000,000	Michigan Finance Authority, Revenue Bonds, (1M USD LIBOR * 0.67+ 0.54%), 1.370% due 12/1/39[2]	5,003,450

		11,289,880

	Minnesota — 4.3%
1,000,000	Chaska, MN, Independent School District No. 112, General Obligation Unlimited, Refunding, Series A, 5.000% due 2/1/21	1,118,270

See Notes to Financial Statements.

193

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Minnesota — (Continued)
$1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, 5.000% due 10/1/20	$1,313,688
3,400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	3,497,376
2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B, 0.000% due 2/1/28[3]	1,511,661
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,638,896

		13,079,891

	Mississippi — 1.7%
1,300,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series K, 0.940% due 11/1/35[2,4]	1,300,000
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20	1,083,650
2,460,000	5.000% due 4/1/21	2,741,104

		5,124,754

	Missouri — 0.8%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,403,000

	Nevada — 1.3%
3,500,000	Clark County, NV, Water Reclamation District, General Obligation Limited, Refunding, 5.000% due 7/1/20	3,847,620

	New Mexico — 2.1%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, (1M USD LIBOR * 0.67+ 0.75%), 1.578% due 11/1/39[2]	6,313,545

	New York — 8.4%
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,040,423
790,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, Prerefunded 5/1/20 @ 100, 5.000% due 11/1/22	863,020
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A, 5.000% due 7/1/18	1,231,992
5,000,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A, 5.000% due 3/15/19	5,260,750
4,750,000	New York State, General Obligation Unlimited, Series A, (NPFG Insured), 1.772% due 2/15/22[2,5]	4,510,125
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,269,795
4,000,000	5.000% due 3/15/24	4,414,280
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B, Prerefunded 11/15/19 @ 100, 5.250% due 11/15/27	3,247,440
2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	2,820,888

		25,658,713

	North Carolina — 5.8%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,415,041

See Notes to Financial Statements.

194

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
$3,375,000	5.000% due 11/1/22	$3,902,918
3,550,000	5.000% due 11/1/23	4,182,006
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,143,740
2,000,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/21	2,261,040
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,435,520
1,150,000	University of North Carolina, Chapel Hill, Revenue Bonds, Series B, (1M USD LIBOR * 0.67+ 0.75%), 1.578% due 12/1/41[2]	1,150,288

		17,490,553

	Ohio — 2.3%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,305,614
1,400,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/25	1,687,798
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	3,067,002

		7,060,414

	Oklahoma — 1.3%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,392,720
1,450,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured), 1.575% due 6/1/19[2,6]	1,444,229

		3,836,949

	Oregon — 2.1%
3,280,000	Oregon State, Department of Administrative Services, Lottery Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 4/1/27	3,962,371
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 0.000% due 6/15/26[3]	2,386,840

		6,349,211

	Pennsylvania — 7.3%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,767,200
255,000	Bucks County, PA, Community College Authority, College Building Revenue Bonds, (County Guaranteed), (Escrowed to Maturity), 4.750% due 6/15/18	260,888
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	550,885
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding), Prerefunded 3/1/18 @ 100, 5.000% due 3/1/20	354,578
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured), (Escrowed to Maturity), 5.000% due 2/1/18	1,504,423
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.500% due 8/15/18	775,867
2,765,000	Pennsylvania State University, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/23	3,272,765
5,000,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	5,982,500

See Notes to Financial Statements.

195

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$6,265,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100, 6.000% due 6/1/29	$6,591,720

		22,060,826

	Rhode Island — 0.4%
1,100,000	Rhode Island State, Industrial Facilities Corp., Marine Term Revenue, Revenue Bonds, Refunding, 0.900% due 2/1/25[2,4]	1,100,000

	South Carolina — 1.5%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured), 5.000% due 5/1/26	4,697,490

	Texas — 8.0%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,271,557
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,424,132
2,000,000	5.000% due 10/1/27	2,376,880
3,000,000	Harris County, Texas, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/25	3,655,500
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,352,800
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,164,652
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding, 4.000% due 9/1/18	2,736,231
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,281,725

		24,263,477

	Virginia — 3.2%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,821,585
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,334,156
4,000,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/23	4,731,760

		9,887,501

	Washington — 3.6%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,424,828
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,421,239
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,688,740
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E, Prerefunded 2/1/19 @ 100, 5.000% due 2/1/20	3,447,624

		10,982,431

	Wisconsin — 1.3%
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	16,375

See Notes to Financial Statements.

196

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

October 31, 2017

Face Amount		Value

MUNICIPAL BONDS* — (Continued)

	Wisconsin — (Continued)
$3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	$3,808,931

		3,825,306

	TOTAL MUNICIPAL BONDS (Cost $295,322,874)	299,645,426

TOTAL INVESTMENTS (Cost $295,322,874)	98.6%	$299,645,426

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	4,336,766

NET ASSETS	100.0%	$303,982,192

*	Percentages indicated are based on net assets.
[1]	When-issued security.
[2]	Floating Rate Bond. Rate shown is as of October 31, 2017.
[3]	Zero Coupon Bond.
[4]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).
[5]	Auction Rate Security (ARS) which will bear interest at Auction Rates established for Auction Periods for such series of 35 days each. The Auction Agent shall calculate the Maximum Interest Rate, the Maximum Rate and the All-Hold Rate on each auction date based upon bids submitted by current holders of the bonds. Upon a successful auction, interest rate will be set at auction-based clearing rate. Upon a failed auction, the interest rate is set at a percentage of, based upon the underlying credit rating of the bonds, the Thompson Reuters’ MIG1 30-day rate. As of 10/3/17, based upon S&P credit rating of A+, the failed auction rate is equivalent to 175% of the 30-day MIG1 rate.
[6]	Auction Rate Security (ARS) which will bear interest at Auction Rates established for Auction Periods for such series of 7 days each. The Auction Agent shall calculate the Maximum Interest Rate, the Maximum Rate and the All-Hold Rate on each auction date based upon bids submitted by current holders of the bonds. Upon a successful auction, interest rate will be set at auction-based clearing rate. Upon a failed auction, the interest rate is set at a percentage of, based upon the underlying credit rating of the bonds, the Federal Reserve Bank of New York’s “7-day AA Composite Commercial Paper Rate”. As of 10/3/17, based upon S&P credit rating of AA+, the failed auction rate is equivalent to 150% of the “7-day AA Composite Commercial Paper Rate”.

Abbreviations:

AGMC — Assured Guaranty Municipal Corporation

BHAC — Berkshire Hathaway Assurance Corporation

FHA — Federal Housing Administration

NPFG — National Public Finanace Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SCSDE — South Carolina State Department of Education

See Notes to Financial Statements.

197

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

October 31, 2017

STATE DIVERSIFICATION

On October 31, 2017, State Diversification of the Portfolio was as follows:

	%of Net Assets	Value
STATE:
Florida	16.0%	$48,675,498
New York	8.4	25,658,713
Texas	8.0	24,263,477
Pennsylvania	7.3	22,060,826
Illinois	5.9	18,013,566
North Carolina	5.8	17,490,553
Minnesota	4.3	13,079,891
Michigan	3.7	11,289,880
Washington	3.6	10,982,431
Virginia	3.2	9,887,501
Alaska	2.9	8,731,007
Georgia	2.4	7,397,710
Ohio	2.3	7,060,414
Oregon	2.1	6,349,211
New Mexico	2.1	6,313,545
Mississippi	1.7	5,124,754
Indiana	1.6	5,019,100
Arizona	1.6	4,803,747
South Carolina	1.5	4,697,490
Maryland	1.5	4,656,453
Nevada	1.3	3,847,620
Oklahoma	1.3	3,836,949
Wisconsin	1.3	3,825,306
California	1.2	3,666,300
Maine	1.2	3,634,704
Louisiana	1.2	3,619,980
Massachusetts	1.1	3,348,460
Alabama	1.1	3,236,490
Missouri	0.8	2,403,000
Kansas	0.7	2,224,644
Kentucky	0.7	2,139,620
Connecticut	0.4	1,206,586
Rhode Island	0.4	1,100,000

TOTAL MUNICIPAL BONDS	98.6%	$299,645,426

TOTAL INVESTMENTS	98.6%	$299,645,426

See Notes to Financial Statements.

198

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2017, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio had all long-term investments, with corresponding sectors at Level 2 at October 31, 2017. For the fiscal year ended October 31, 2017, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

199

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a non-deductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

Federal Income Taxes: The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service.

On October 31, 2017, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:

Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Muni Intermediate Portfolio	$302,943	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.

As of October 31, 2017, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Muni Intermediate Portfolio	$446,630	$4,322,552	$(302,943)	$4,466,239

For the fiscal year ended October 31, 2017, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.

As of October 31, 2017, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Muni Intermediate Portfolio	$5,078,270	$65,715	$1,029,089	$—

As of October 31, 2016, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

Portfolio	Tax Exempt	Ordinary Income
Muni Intermediate Portfolio	$4,888,616	$58,203

200

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

For the fiscal year ended October 31, 2017, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:

Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Muni Intermediate Portfolio	$(17,742)	$17,742	$—

As of October 31, 2017, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$295,322,874	$5,097,233	$774,681	$4,322,552

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.

The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.

The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the fiscal year ended October 31, 2017 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the fiscal year ended October 31, 2017, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$55,832,814	$71,163,760

201

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

4.	Shares of Beneficial Interest

The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended 10/31/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	7,318,662	$79,726,233	8,321,613	$92,297,982
Issued as reinvestment of dividends	97,275	1,046,674	—	—
Redeemed	(9,708,525)	(105,481,540)	(5,660,286)	(63,034,943)

Net Increase (Decrease)	(2,292,588)	$(24,708,633)	2,661,327	$29,263,039

As of October 31, 2017, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of October 31, 2017.

5.	Recently Issued Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

On October 13, 2016, the SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018.

In December 2016, the FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact, if any, on the financial statements and disclosures.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2017 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

202

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of the Muni Intermediate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts

December 22, 2017

203

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)

For the fiscal year ended October 31, 2017

Of the ordinary distributions made during the fiscal year ended October 31, 2017, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Core Fixed Income Portfolio	48.55%

Of the ordinary distributions made during the fiscal year ended October 31, 2017, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100%
Small Cap Equity Portfolio	100%
Mid Cap Equity Portfolio	95.76%
Large Cap Value Portfolio	77.28%
Equity Income Portfolio	100%
U.S. Emerging Growth Portfolio	100%
Large Cap Core Portfolio	100%
Large Cap Growth Portfolio	100%
Total Market Portfolio	100%
Responsible ESG U.S. Equity Portfolio	100%
Women in Leadership U.S. Equity Portfolio	100%
Short Term Tax Aware Fixed Income Portfolio	20.79%
Secured Options Portfolio	2.25%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total
Global Secured Options Portfolio	$22,576
International Portfolio	$1,134,787

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2017) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

Core Fixed Income Portfolio	$3,226,898
Strategic Equity Portfolio	$11,064,147
Small Cap Equity Portfolio	$52,183,890
Large Cap Value Portfolio	$5,439,004
Secured Options Portfolio	$19,239,800
Muni Intermediate Portfolio	$1,029,089

Qualified dividend income (“QDI”) received through October 31, 2017, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$2,097,356
Small Cap Equity Portfolio	$2,714,603
Mid Cap Equity Portfolio	$62,132
Large Cap Value Portfolio	$1,622,798
Equity Income Portfolio	$105,892
U.S. Emerging Growth Portfolio	$172,842
Large Cap Core Portfolio	$22,522,801
Large Cap Growth Portfolio	$19,123,619
Total Market Portfolio	$160,173
Responsible ESG U.S. Equity Portfolio	$65,637

204

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited) — (Concluded)

For the fiscal year ended October 31, 2017

Women in Leadership U.S. Equity Portfolio	$77,872
Short Term Tax Aware Fixed Income Portfolio	$15,013
Secured Options Portfolio	$231,761
Global Secured Options Portfolio	$135,356
International Portfolio	$7,885,718

Qualified interest income (“QII”) received through October 31, 2017, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:

Core Fixed Income Portfolio	9.13%

Of the dividends paid by the High Yield Municipal Portfolio, Short Term Tax Aware Fixed Income Portfolio and Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2017, 96.58%, 66.44% and 99.06%, respectively is tax-exempt for regular Federal income taxes.

205

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified. The address of each Board member is c/o State Street Bank and Trust Company, 100 Summer Street, Floor 7, SUM0703, Boston, MA 02111, Attention: Fund Administration Legal Department.

Name and Age	Positions Held with the Funds/Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee

H. Franklin Allen, Ph.D. Age: 61	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Professor of Finance and Economics and Executive Director of the Brevan Howard Centre for Financial Analysis at Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (from 1980-2016).	19	None

William L. Cobb, Jr. Age: 70	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	19	Director, TCW Direct Lending LLC

Gail E. Keppler Age: 71	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.; Former Board member Cape May County Habitat for Humanity.	19	None

Harry Wong Age: 69	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	19	None

206

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2)

Name and Age	Positions Held with the Funds/Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee

Susan W. Catherwood(3) Age: 74	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and serves on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania.	19	None

G. Thompson Pew, Jr.(3) Age: 75	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director (since 2013) of The Glenmede Corporation; Director, Member of the Relationship Oversight Committee, Private Equity/Real Estate Advisory Committee (until 2013), and the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings,Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	19	None

(3)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

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THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Officers
Name, Address and Age	Positions Held with the Funds/Time Served	Principal Occupation(s) During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 66	President of the Funds since December 1997.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 51	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 50	Treasurer of the Funds since September 2015.	Director of Client Service of Glenmede Investment Management LP (since July 2015); Former Director of Client Service and Sales, Chief Compliance Officer of Philadelphia International Advisors, LP (2002-June 2015).

Michael P. Malloy One Logan Square, Suite 2000 Philadelphia, PA 19103- 6996 Age: 58	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Chris E. McGuire 1 Iron Street Boston, MA 02210 Age: 44	Assistant Treasurer of the Funds since December 2014.	Managing Director, State Street Bank and Trust Company (since 2007).

Eimile J. Moore 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 48	Chief Compliance Officer of the Funds since December 2017	Managing Director, Foreside Financial Group, LLC (since 2011); Vice President/Business Manager, JP Morgan Distribution Services, Inc. (2006-2011).

Bernard Brick 100 Summer Street, Floor 7 Boston, MA 02111 Age: 43	Assistant Secretary of the Funds since December 2013.	Vice President and Counsel, State Street Bank and Trust Company (2011-present).

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THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory Agreements and Sub-Investment Advisory Agreement

At a meeting held on September 21, 2017, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements and Sub-Advisory Agreement for each Portfolio of the Funds that were expiring on October 31, 2017 and the Glenmede Fund Board approved the Investment Advisory Agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio (each, a “New Portfolio” and collectively, the “New Portfolios”).

In determining whether to renew the Investment Advisory Agreements for the existing Portfolios and to approve the Investment Advisory Agreements for the New Portfolios (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and Capital Guardian Trust Company (“Capital”), the sub-advisor to the High Yield Municipal Portfolio comparing the performance of each existing Portfolio it advises or sub-advises, as applicable, to the performance of its applicable benchmark index and relevant peer group and the composite performance of separate accounts managed by the Advisor with a substantially similar investment strategy as the Quantitative U.S. Large Cap Value Equity Portfolio as compared to its benchmark index; (3) a Lipper Inc. (“Lipper”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports and presentations by representatives of the Advisor and Capital that described: (i) the nature, extent and quality of the Advisor’s services provided or to be provided to its Portfolios; (ii) the nature, extent and quality of Capital’s sub-advisory services provided to the High Yield Municipal Portfolio; (iii) the experience and qualifications of the personnel providing those services; (iv) their organizational structures, financial information, insurance coverage and Forms ADV; (v) their investment philosophies and processes; (vi) their assets under management and client descriptions; (vii) the Advisor’s soft dollar commission policy, including information on the types of research and services obtained in connection with soft dollar commissions and the Advisor’s and Capital’s trade allocation policies; (viii) the current advisory fee arrangements with those Portfolios that charge advisory fees; (ix) the proposed advisory fee arrangements for the New Portfolios; (x) the proposed contractual fee waiver arrangement for the New Portfolios and the contractual fee and expense waivers in effect for the Long/Short Portfolio, Total Market Portfolio, International Portfolio, High Yield Municipal Portfolio, Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and the Mid Cap Equity Portfolio; (xi) the advisory fee arrangements with the Advisor’s other similarly managed clients, if any, and Capital’s affiliate’s similarly managed fund; (xii) their compliance processes and conflicts of interest assessments; (xiii) the Advisor’s profitability analyses related to providing services to the existing Portfolios and its assessment that it was premature to attempt to quantify the profitability of its services to the New Portfolios; (xiv) Capital’s assessment that since the High Yield Municipal Portfolio was a small portion of its assets under management and Capital’s overall profitability, that it would not be meaningful to extrapolate revenue and expenses on an individual fund or account basis; (xv) the extent to which economies of scale are relevant to the Portfolios; and (xvi) the benefits of adding the New Portfolios to the Glenmede Fund complex. The Directors/Trustees considered the written materials, the Advisor’s and Capital’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and Capital and their respective Agreements: the Advisor and Capital each has the capabilities, resources and personnel necessary to manage their respective Portfolio(s) and the New Portfolios and the Advisor has the capabilities, resources and personnel necessary to oversee the management of Capital as sub-advisor to the

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THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(Unaudited) — (Concluded)

High Yield Municipal Portfolio; the Boards are satisfied with the quality of services provided by the Advisor in advising its Portfolios and Capital in sub-advising the High Yield Municipal Portfolio; the actual advisory fee for each Portfolio that pays an advisory fee for the existing Portfolios and the proposed advisory fee for the New Portfolios are reasonable as compared to the fees paid by comparable mutual funds; the advisory fees are reasonable as compared to the Advisor’s similarly-managed separate account clients; and the sub-advisory fee is reasonable as compared to Capital’s affiliates’ other similarly-managed sub-advised mutual fund. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the existing Portfolios and the New Portfolios may invest.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each existing Portfolio are reasonable and the estimated operating expenses of the New Portfolios are reasonable. The Boards also concluded that the performance of the existing Portfolios are generally mixed as compared with their applicable benchmark indices and other mutual funds in their peer groups. The Glenmede Fund Board also considered a chart prepared by the Advisor comparing the composite performance of separate accounts managed by the Advisor with a substantially similar investment strategy as the Quantitative U.S. Large Cap Value Equity Portfolio as compared to its benchmark index.

The Boards also concluded that the profit to the Advisor for advisory services to the existing Portfolios seems reasonable; and the Glenmede Fund Board concluded that the Advisor’s profitability for providing services to the New Portfolios and Capital’s profitability for providing services to the High Yield Municipal Portfolio was not a material factor in determining whether or not to approve the Investment Advisory Agreement for the New Portfolios or renewing the Sub-Advisory Agreement for the High Yield Municipal Portfolio; and the benefits derived by the Advisor from managing the Portfolios, including how the Advisor uses soft dollars and selects brokers, and the ways in which it conducts portfolio transactions, seem reasonable. The Glenmede Board concluded that consideration of Capital’s use of soft dollars was not relevant because based on the information provided, Capital does not use soft dollars in sub-advising the High Yield Municipal Portfolio. The Boards noted that since the investment advisory fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to its evaluation of the High Yield Municipal Portfolio’s sub-advisory fee, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the High Yield Municipal Portfolio nor its shareholders, and therefore has no impact on the High Yield Municipal Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and the Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

210

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor

Glenmede Investment Management LP

One Liberty Place

1650 Market Street, Suite 1200

Philadelphia, Pennsylvania 19103

Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, Pennsylvania 19103-6996

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Boston, MA 02210

Investment Sub-Advisor

(for High Yield Municipal Portfolio)

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, California 90071

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

As of October 31, 2017, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2017, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harry Wong, who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $418,638 and $460,687 for the fiscal years ended October 31, 2016 and October 31, 2017, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2016 and October 31, 2017 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings, excise tax calculations and final income distributions for liquidating funds were $89,490 and $92,190 for the fiscal years ended October 31, 2016 and October 31, 2017, respectively.

(d)	All Other Fees – The aggregate fees billed for professional services rendered by the principal accountant for the review of a Form N-1A filing, including a SAS 100 review, in connection with the launch of a new share class for a fund were $6,500 for the fiscal year ended October 31, 2016. The aggregate fees billed for professional services rendered by the principal accountant for the review of a Form N-1A filing in connection with the change in name and investment strategy a fund were $3,000 for the fiscal year ended October 31, 2017.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2017 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees and services billed by the Registrant’s accountant for each of the last two fiscal years were $95,990 and $95,190 for the fiscal years ended October 31, 2016 and October 31, 2017, respectively, as described above.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	January 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	January 4, 2018

/s/ Kent E. Weaver
Kent E. Weaver Treasurer (Principal Financial Officer)

Date	January 4, 2018